DELAWARE GROUP
--------------------------------------------------------------------------------
PREMIUM FUND
--------------------------------------------------------------------------------




SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
JUNE 30, 1999

AGGRESSIVE GROWTH SERIES
CAPITAL RESERVES SERIES
CASH RESERVE SERIES
CONVERTIBLE SECURITIES SERIES
DELAWARE BALANCED SERIES
DELCAP SERIES
DELCHESTER SERIES
DEVON SERIES
EMERGING MARKETS SERIES
GLOBAL BOND SERIES
GROWTH AND INCOME SERIES
INTERNATIONAL EQUITY SERIES
REIT SERIES
SMALL CAP VALUE SERIES
SOCIAL AWARENESS SERIES
STRATEGIC INCOME SERIES
TREND SERIES














DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London

SA-MED[6/99] PP8/99

July 20, 1999

Dear Policy Holder:

During the first half of 1999, investors started paying closer attention to less-expensive international stocks. As countries like Brazil and Japan showed signs of turning the corner, the dominance of growth investments began to wane, benefiting many value stocks. Regardless, international and global equity investments delivered positive returns for the first six months of fiscal 1999.

                                                              Six-Month Returns
                                                             Ended June 30, 1999
Standard & Poor's 500 Index                                       +12.38%
Morgan Stanley Europe, Australia, Far East (EAFE) Index            +4.11%
Morgan Stanley World Index                                         +8.69%

Performance quoted above assumes reinvestment of dividends. It is not intended to represent the performance of any Premium Fund Series. Past performance does not guarantee future results. The indexes are unmanaged and assume no management fees or expenses. The Standard & Poor's 500 Index is composed of 500 large U.S. company stocks, while the Morgan Stanley EAFE Index consists of international equity stocks. The unmanaged Morgan Stanley World Index includes U.S. market performance as well as international equity performance. All returns stated in U.S. dollars. A direct investment in an unmanaged index is not possible.

   The United States' Dow Jones Industrial Average closed above both the 10,000 and 11,000 marks for the first time during the first six months of our fiscal year. While many on Wall Street heralded these milestones, it is important to recognize that large "blue chip" companies primarily drove the run-up of these indexes, while medium size and smaller stocks have remained on the sidelines. Key factors, however, that led to the narrow market of the last three to four years appeared to be changing. We believe this change has been spurred by improved international economic growth. Anecdotal evidence and official government statistics from virtually all corners of the globe point to economic recovery.

   Growing investor confidence in the recovery of many worldwide economies boosted the performance of foreign commodity issues, including oil, utility and paper companies. Rising demand from recovering world markets and the intervention of OPEC, an intergovernmental organization working to bring stability to the petroleum market, contributed to higher oil prices.

   During the first quarter of '99, Japan's economy, the world's second largest, grew 1.9%, reversing a trend of five consecutive quarters of contraction (source: Bloomberg). Despite this encouraging news, we still believe the road to economic recovery in Japan will be long and difficult. We will continue to monitor the progress of economic recovery in Japan, while searching for select companies that we think offer reasonably priced stocks.

   In the coming months, we believe the international market will be relatively more stable. The United Kingdom, in our opinion, offers significant promise for investors, although we believe that the Sterling, the country's currency, is slightly overvalued. We also continue to see value in Australia and New Zealand, which have benefited from growing investor interest in commodity-based stocks.

   After a tumultuous period like we have encountered recently, it is important to remember that your annuity is a long-term investment that requires patience and a long-term perspective. If your annuity is well diversified among a variety of asset classes, you should be well positioned for whatever opportunities the international market brings for the remainder of the year. We thank you for your confidence in Delaware Investments.

Sincerely,


/s/ Wayne A. Stork                         /s/ David K. Downes
---------------------------                ------------------------------------
Wayne A. Stork                             David K. Downes
Director of the Fund                       President and Chief Executive Officer
Chairman, Delaware Investments             Delaware Investments Family of Funds
 Family of Funds

   For the six-month period ended June 30, 1999, the Delaware Group Premium Fund International Equity Series gained 8.30%, outperforming its benchmark, the Morgan Stanley EAFE Index, which returned 4.11%.

   Uncertain of the Euro's prospects, the managers focused on countries that did not participate in the European Monetary Union convergence. The U.K. remained the Series' largest country allocation. As countries like Brazil and Japan showed signs of recovery, the dominance of growth investments began to wane, benefiting many cyclical industries and value stocks in which the Portfolio was invested. Throughout the first half of this year, Japan experienced a modest economic recovery that drove stock prices higher. Although investments in less expensive Japanese stocks benefited the Series' performance, it was difficult to keep pace with the benchmark and its more substantial allocation to the Japanese market.

   Investor confidence in the recovery of worldwide economies boosted the performance of commodities issues, including oil, utility, and paper companies. Heavy investments in Australia, New Zealand and other countries whose performance benefited from growing investor interest in commodity-based stocks contributed to total returns.

   In the coming months, we believe the Series' country allocations should remain relatively stable. Despite recent encouraging economic growth figures, the managers view the Japanese market as overvalued and subject to a long and difficult recovery. For this reason, we do not currently anticipate increasing our allocation to Japan. The U.K. appears to offer attractively valued stocks and we believe it will continue to be the largest allocation in International Equity Series for the near future. Should global economies continue to demonstrate stronger growth, investors may remain focused on a broader base of companies, including reasonably priced value stocks like those held in the Series.

Delaware Group Premium Fund, Inc.-Aggressive Growth Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                           Number       Market
                                                          of Shares     Value
 COMMON STOCK-43.74%
 Banking, Finance & Insurance-4.35%
 Capital One Financial .................................    4,000    $  222,750
 Citigroup .............................................    4,000       190,000
                                                                     ----------
                                                                        412,750
                                                                     ----------
 Cable, Media & Publishing-11.39%
*CBS ...................................................    4,000       173,750
*Chancellor Media-Class A ..............................    3,500       192,828
*Clear Channel Communications ..........................    2,500       172,344
*Consolidated Graphics .................................    3,500       175,000
 Omnicom Group .......................................      2,500       200,000
 TCA Cable TV ........................................      3,000       166,312
                                                                     ----------
                                                                      1,080,234
                                                                     ----------
 Computers & Technology-9.17%
*Cisco Systems .........................................    3,000       193,219
*Citrix Systems ........................................    3,000       169,031
 International Business Machine ......................    1,200       155,100
*Legato Systems ........................................    3,000       173,344
*Peregrine Systems .....................................    7,000       179,594
                                                                     ----------
                                                                        870,288
                                                                     ----------
----------
Top 10 stock holdings, representing 22.27% of net assets, are printed in bold.

                                                           Number       Market
                                                          of Shares     Value
 COMMON STOCK (Continued)
 Consumer Products-3.86%
*Gemstar International
  Group Limited ........................................    5,600    $  365,750
                                                                     ----------
                                                                        365,750
                                                                     ----------
 Electronics & Electrical Equipment-5.48%
*Micrel ................................................    2,500       185,312
 Motorola ..............................................    2,000       189,500
 Texas Instruments .....................................    1,000       145,000
                                                                     ----------
                                                                        519,812
                                                                     ----------
 Leisure, Lodging & Entertainment-1.86%
*Outback Steakhouse ....................................    4,500       176,484
                                                                     ----------
                                                                        176,484
                                                                     ----------
 Retail-2.04%
 Home Depot ............................................    3,000       193,313
                                                                     ----------
                                                                        193,313
                                                                     ----------
 Telecommunications-5.59%
*American Tower-Class A ................................    7,500       180,000
*Concord Communications ................................    4,000       178,500
*MCI Worldcom ..........................................    2,000       172,063
                                                                     ----------
                                                                        530,563
                                                                     ----------
 Total Common Stock
 (cost $3,989,778) .....................................              4,149,194
                                                                     ----------

TOTAL MARKET VALUE OF SECURITIES-43.74% (cost $3,989,778)            $4,149,194

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-56.26%                5,337,303
                                                                     ----------

NET ASSETS APPLICABLE TO 932,734 SHARES ($0.01 PAR VALUE)
 OUTSTANDING; EQUIVALENT TO $10.17 PER SHARE-100.00% ............... $9,486,497
                                                                     ==========
COMPONENTS ON NET ASSETS AT JUNE 30, 1999:
Common stock, $ 0.01 par value, 1,000,000,000 shares authorized to the Fund with 50,000,000 shares allocated to the Series ........ $9,330,006
Undistributed net investment income ................................     31,202
Accumulated net realized loss on investments .......................    (34,127)
Net unrealized appreciation of investments .........................    159,416
                                                                     ----------
Total net assets ................................................... $9,486,497
                                                                     ==========
----------
*Non-income producing security for the period ending June 30, 1999.

                             See accompanying notes

                                                             Aggresive Growth-1

Delaware Group Premium Fund, Inc.-
Aggressive Growth Series
Statement of Operations
May 3, 1999* to June 30, 1999
(Unaudited)

ASSETS:
Investments at market ..............................  $ 4,149,194
Cash ...............................................    6,328,407
Dividends and interest receivable ..................        6,074
Subscriptions receivable ...........................      184,946
Receivable for securities sold .....................    2,102,345
                                                      -----------
Total assets .......................................   12,770,966
                                                      -----------

LIABILITIES:
Liquidations payable ...............................        2,028
Payable for securities purchased ...................    3,273,456
Accrued expenses ...................................        8,985
                                                      -----------
Total liabilities ..................................    3,284,469
                                                      -----------

TOTAL NET ASSETS ...................................  $ 9,486,497
                                                      ===========

INVESTMENTS AT COST ................................  $ 3,989,778
                                                      ===========
----------
*Date of commencement of operations.

Delaware Group Premium Fund, Inc.-
Aggressive Growth Series
Statement of Operations
May 3, 1999* to June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Interest ...........................................     $ 34,113
Dividends ..........................................        6,074
                                                         --------
                                                           40,187
                                                         --------

Expenses:
Management fees ....................................        7,936
Custodian fees .....................................          953
Registration fees ..................................          469
Reports and statements to shareholders .............          464
Accounting and administration ......................          450
Dividend disbursing and transfer agent
   fees and expenses ...............................           65
Directors' fees ....................................           52
Professional fees ..................................           40
Taxes (other than taxes on income) .................           10
Other ..............................................           76
                                                         --------
                                                           10,515
Less expenses absorbed or waived by
   Delaware Management Company .....................         (661)
Less expenses paid indirectly ......................         (869)
                                                         --------
Total expenses .....................................        8,985
                                                         --------

NET INVESTMENT INCOME ..............................       31,202
                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized (loss) on investments .................      (34,127)
Net change in unrealized appreciation /
   depreciation of investments .....................      159,416
                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..................................      125,289
                                                         --------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                       $156,491
                                                         ========
                             See accompanying notes

                                                             Aggressive Growth-2

Delaware Group Premium Fund, Inc.-
Aggressive Growth Series
Statement of Changes in Net Assets
                                                                     5/3/99* to
                                                                      6/30/1999
                                                                     (Unaudited)
                                                                     -----------

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income .............................................. $   31,202
Net realized loss on investments ...................................    (34,127)
Net change in unrealized appreciation /
  depreciation of investments .......................................   159,416
                                                                     ----------
Net increase in net assets resulting from operations ...............    156,491
                                                                     ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ..........................................  9,415,219
Cost of shares repurchased .........................................    (85,213)
                                                                     ----------
Increase in net assets derived from capital share transactions .....  9,330,006
                                                                     ----------

NET INCREASE IN NET ASSETS .........................................  9,486,497
                                                                     ----------

NET ASSETS:
Beginning of period ................................................          -
                                                                     ----------
End of period ...................................................... $9,486,497
                                                                     ==========
----------
*Date of commencement of operations

                             See accompanying notes
                                                             Aggressive Growth-3

Delaware Group Premium Fund, Inc.-Aggressive Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout the period were as follows:

                                                            5/3/99* to
                                                             6/30/99(1)
                                                            (Unaudited)
                                                            -----------

Net asset value, beginning of period ......................   $10.000

Income from investment operations:
Net investment income .....................................     0.047
Net realized and unrealized gain on investments ...........     0.123
                                                              -------
Total from investment operations ..........................     0.170
                                                              -------

Net asset value, end of period ............................   $10.170
                                                              =======

Total return ..............................................     1.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $ 9,486
Ratio of expenses to average net assets ...................     0.85%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ........     1.00%
Ratio of net investment income to average net assets ......     2.96%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly ........................................     2.81%
Portfolio turnover ........................................      108%

----------
(1)Ratios have been annualized and total return has not been annualized. *Date of commencement of operations.

                             See accompanying notes

                                                             Aggressive Growth-4

Delaware Group Premium Fund, Inc.-Aggressive Growth Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Aggressive Growth Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Aggressive Growth Series will make payments from net income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $26 for the period ended June 30, 1999. The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $843 for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% of the first $500 million of average daily net assets of the series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

                                                             Aggressive Growth-5

Aggressive Growth Series
Notes to Financial Statements (Continued)


On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                             Dividend disbursing
              Investment                        transfer agent,
              management                        accounting fees
            fee payable to                    and other expenses
                DMC                              payable to DSC
            --------------                   -------------------
              $7,275                                 $538

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

Purchases ......................................... $6,126,250
Sales ............................................. $2,102,345

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                      Aggregate       Aggregate
     Cost of          unrealized      unrealized      Net unrealized
   investments       appreciation    depreciation      appreciation
   -----------       ------------    ------------     --------------
   $3,989,778          $192,486        ($33,070)         $159,416

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                  Shares        Net
                                Shares sold    repurchased    increase
                                -----------    -----------    --------
Period ended June 30, 1999 ...    941,278        (8,544)      932,734

5. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series was not participating in a Securities Lending Agreement as of June 30, 1999.

                                                             Aggressive Growth-6

Delaware Group Premium Fund, Inc.-Capital Reserves Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                         Principal       Market
                                                           Amount         Value
ASSET-BACKED SECURITIES-9.43%
American Finance Home Equity
   Series 91-1A 8.00% 7/25/06 ..................      $   11,607      $   11,820
   Series 94-2A 6.950% 6/25/24 .................          22,046          22,048
Discover Card Master Trust Series
   99-2 A 5.900% 10/15/04 ......................         670,000         667,173
EQCC Home Equity Loan Trust
   Series 96-2 A6 6.88% 7/15/14 ................         570,000         572,850
   Series 98-2 A3F 6.23% 3/15/13 ...............         535,000         532,760
MetLife Capital Equipment Loan Trust
   Series 97-A A 6.85% 5/20/08 .................         410,000         413,526
NationsCredit Grantor Trust
   Series 96-1 A 5.85% 9/15/11 .................         240,132         236,467
   Series 97-1 A 6.75% 8/15/13 .................         371,705         373,232
PECO Energy
   Series 99-A 5.80% 3/1/07 ....................         650,000         627,656
Philadelphia, Pennsylvania Authority
   For Industrial Development Series
   97 A 6.488% 6/15/04 .........................         351,002         347,492
                                                                      ----------
Total Asset-Backed Securities
   (cost $3,849,137) ...........................                       3,805,024
                                                                      ----------

COLLATERALIZED MORTGAGE OBLIGATIONS-18.09%
Asset Securitization Corporation
   Series 96-D3 A1B 7.21% 10/13/26 .............         400,000         408,188
   Series 97-D4 A1 7.35% 4/14/29 ...............         288,381         293,248
   Series 97-D5 A2 7.069% 2/14/41 ..............         430,000         409,105
   Series 97-D5 A3 7.119% 2/14/41 ..............         320,000         299,300
California Infrastructure PG&E .................         555,000         555,999
   Series 97-1 A4 6.16% 6/25/03
CIT RV Trust
   Series 98-A A5 6.12% 7/15/14 ................         440,000         434,500
First Union Commercial Mortgage
   Series 99-C2 A2 6.65% 4/15/09 ...............         900,000         882,141
Federal National Mortgage Association Whole
   Loan Series 98-W3 6.5% 7/25/28 ..............         475,000         472,031
GNR Series 1998-9 B 6.85% 12/20/25 .............         765,000         747,150
Lehman Large Loan
   Series 96-MC2 C 7.224% 9/20/06 ..............         400,000         398,156
   Series 97-LLI A1 6.79% 6/12/04 ..............         418,328         420,795
Nomura Asset Securities
   Series 93-1 A1 6.68% 12/15/01 ...............         319,632         319,932
   Series 95-MD3 A1A 8.17% 3/4/20 ..............         417,461         425,940
   Series 96-MD5 A3 7.638% 4/13/36 .............         460,000         470,853
Residential Accredit Loans
   Series 97-QS3 A3 7.50% 4/25/27 ..............         261,726         261,433
   Series 98-QS9 A5 6.75% 7/25/28 ..............         500,000         498,008
                                                                      ----------
Total Collateralized Mortgage
   Obligations (cost $7,442,070) ...............                       7,296,779
                                                                      ----------

Capital Reserves Series
Statement of Net Assets (Continued)

                                                    Principal            Market
                                                      Amount              Value
MORTGAGE-BACKED SECURITIES-16.42%
Federal Home Loan Mortgage Corporation
   7.00% 4/1/29 ............................       $   362,676       $   359,389
Federal National Mortgage Association
   4.625% 10/15/01 .........................           440,000           429,122
   5.625% 3/15/01 ..........................         1,590,000         1,587,425
   6.00% 4/1/13 ............................           397,080           384,051
   6.00% 5/1/13 ............................           505,287           488,707
   6.500% 5/1/29 ...........................         1,453,829         1,404,308
   7.00% 7/1/28 ............................           721,872           714,879
   7.00% 8/1/28 ............................           356,610           353,156
   7.00% 11/1/28 ...........................           551,945           546,425
   7.50% 6/1/28 ............................           291,790           295,438
Government National Mortgage Association
   12.00% 3/20/15 ..........................            17,968            20,652
   12.00% 6/20/15 ..........................            26,172            29,304
   12.00% 2/20/16 ..........................            11,573            13,128
                                                                     -----------
Total Mortgage-Backed Securities
   (cost $6,777,757) .......................                           6,625,984
                                                                     -----------

CORPORATE BONDS-29.87%
American Financial Group 7.125% 4/15/09 ....           250,000           234,688
Associates Corporation NA 6.25% 11/1/08 ....           500,000           475,000
AT&T Capital 7.50% 11/15/00 ................           735,000           728,569
Banco Santander-Chile 6.50% 11/1/05 ........           340,000           328,100
Banco Santiago S.A. 7.00% 7/18/07 ..........           270,000           231,863
CIT Group Holdings 5.625% 10/15/03 .........           780,000           751,725
Consumers Energy 6.375% 2/1/08 .............           335,000           314,900
Cox Communications 6.15% 8/1/03 ............           375,000           366,563
Credit Foncier de France 8.00% 1/14/02 .....           340,000           350,625
Fairfx Financial Holdings 7.735% 3/15/09 ...           130,000           125,938
Ford Motor Credit 5.75% 2/23/04 ............           615,000           594,244
General Electric Capital 5.89% 5/11/01 .....           675,000           674,156
Great Western Financial 8.206% 2/1/27 ......           500,000           501,875
Household Finance 6.50% 11/15/08 ...........           700,000           669,375
Lehman Brothers 6.625% 2/5/06 ..............           670,000           643,200
MCI Worldcom 7.55% 4/1/04 ..................           795,000           818,850
Meritor Auto 6.80% 2/15/09 .................           835,000           793,250
Raytheon 5.95% 3/15/01 .....................           570,000           568,575
Southern Investments UK
   6.375% 11/15/01 .........................           320,000           320,400
Summit Bank 6.75% 6/15/03 ..................           430,000           428,925
Tommy Hilfiger 6.85% 6/1/08 ................           615,000           582,713
U.S. Bancorp 8.125% 5/15/02 ................           120,000           125,400
United Health Care 6.60% 12/1/03 ...........           625,000           607,810
United News and Media
   7.75% 7/1/09 ............................           525,000           523,688
USA Waste Services 6.125% 7/15/01 ..........           295,000           293,525
                                                                     -----------
Total Corporate Bonds
   (cost $12,413,826) ......................                          12,053,957
                                                                     -----------




                                                              Capital Reserves-1

Capital Reserves Series
Statement of Net Assets (Continued)


                                                  Principal            Market
                                                    Amount              Value
U.S. TREASURY OBLIGATIONS-26.46%
U.S. Treasury Notes
   4.50% 1/31/01 .........................        $ 1,750,000        $ 1,725,297
   4.75% 2/15/04 .........................          1,980,000          1,898,325
   4.75% 11/15/08 ........................          1,675,000          1,537,722
   5.25% 5/31/01 .........................            455,000            452,936
   5.375% 2/15/01 ........................            125,000            124,867
   5.50% 3/31/03 .........................          2,595,000          2,572,287
   5.875% 9/30/02 ........................            370,000            371,749
   5.875% 11/15/05 .......................            365,000            364,109
   6.375% 1/15/00 ........................          1,620,000          1,630,364
                                                                     -----------
Total U.S. Treasury Obligations
   (cost $10,833,193) ....................                            10,677,656
                                                                     -----------

REPURCHASE AGREEMENTS-0.40%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $28,000 U.S. Treasury Notes 5.375%
   due 2/15/01, market value $28,365
   and $14,000 U.S. Treasury Notes
   6.375% due 9/30/01, market value
   $14,357 and $12,000 U.S. Treasury
   Notes 6.125% due 12/31/01, market
   value $12,555) ........................             54,000             54,000


                                                  Principal            Market
                                                    Amount              Value
REPURCHASE AGREEMENTS (Continued)
With J.P. Morgan Securities 4.70%
   7/1/99 (dated 6/30/99, collateralized
   by $15,000 U.S. Treasury Notes
   6.375% due 8/15/02, market value
   $16,009 and $14,000 U.S. Treasury
   Notes 6.25% due 8/31/02, market
   value $14,402, and $10,000 U.S.
   Treasury Notes 5.75% due 11/30/02,
   market value $9,665 and $14,000
   U.S. Treasury Notes 5.50% due
   1/31/03, market value $14,110) ........            $53,000            $53,000
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $13,000 U.S. Treasury Notes 7.125%
   due 2/29/00, market value $13,650
   and $14,000 U.S. Treasury Notes
   5.625% due 11/30/00, market value
   $14,030 and $28,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market
   value $27,450) ........................             54,000             54,000
                                                                     -----------
Total Repurchase Agreements
   (cost $161,000) .......................                               161,000
                                                                     -----------


TOTAL MARKET VALUE OF SECURITIES-100.67% (cost $41,476,983) ......  $40,620,400

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.67%) ..........     (269,386)
                                                                    -----------

NET ASSETS APPLICABLE TO 4,226,402 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $9.55 PER SHARE-100.00% ............  $40,351,014
                                                                    ===========

COMPONENTS ON NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares
  authorized to the Fund with 50,000,000 shares
  allocated to the Series ........................................  $42,592,487
Accumulated net realized loss on investments .....................   (1,384,890)
Net unrealized depreciation of investments .......................     (856,583)
                                                                    -----------
Total net assets .................................................  $40,351,014
                                                                    ===========

                             See accompanying notes

                                                              Capital Reserves-2

Delaware Group Premium Fund, Inc.-
Capital Reserves Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Interest .................................................          $ 1,326,508
                                                                    -----------
                                                                      1,326,508
                                                                    -----------

EXPENSES:
Management fees ..........................................              118,969
Professional fees ........................................               12,035
Accounting and administration ............................                8,552
Reports and statements to shareholders ...................                6,149
Taxes (other than taxes on income) .......................                5,692
Registration fees ........................................                3,507
Custodian fees ...........................................                1,950
Directors' fees ..........................................                  978
Dividend disbursing and transfer agent fees
   and expenses ..........................................                  783
Other ....................................................                6,175
                                                                    -----------
                                                                        164,790
Less expenses paid indirectly ............................                 (483)
                                                                    -----------
Total expenses ...........................................              164,307
                                                                    -----------

NET INVESTMENT INCOME ....................................            1,162,201
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net realized loss on investments .........................             (190,609)
Net change in unrealized appreciation/
   depreciation of investments ...........................           (1,219,090)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ........................................           (1,409,699)
                                                                    -----------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................          ($  247,498)
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Capital Reserves Series
Statements of Changes in Net Assets

                                                  Six Months          Year
                                                 Ended 6/30/99        Ended
                                                  (Unaudited)       12/31/98
                                                  -----------       --------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .....................      $  1,162,201      $  1,962,601
Net realized gain (loss) on investments ...          (190,609)          381,375
Net change in unrealized appreciation /
   depreciation of investments ............        (1,219,090)          (89,594)
                                                 ------------      ------------
Net increase (decrease) in net assets
   resulting from operations ..............          (247,498)        2,254,382
                                                 ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................        (1,162,201)       (1,962,601)
                                                 ------------      ------------
                                                   (1,162,201)       (1,962,601)
                                                 ------------      ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .................         5,326,498        23,284,345
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income ......................         1,169,105         1,906,213
                                                 ------------      ------------
                                                    6,495,603        25,190,558
Cost of shares repurchased ................        (6,446,374)      (12,947,687)
                                                 ------------      ------------
Increase in net assets derived from capital
   share transactions .....................            49,229        12,242,871
                                                 ------------      ------------

NET INCREASE (DECREASE)
   IN NET ASSETS ..........................        (1,360,470)       12,534,652
                                                 ------------      ------------

NET ASSETS:
Beginning of period .......................        41,711,484        29,176,832
                                                 ------------      ------------
End of period .............................      $ 40,351,014      $ 41,711,484
                                                 ============      ============

                             See accompanying notes



                                                              Capital Reserves-3

Delaware Group Premium Fund, Inc.-Capital Reserves Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                            Six Months
                                                          Ended 6/30/99                    Year Ended December 31,
                                                          (Unaudited)(1)    1998        1997         1996        1995         1994
                                                          -------------------------------------------------------------------------

Net asset value, beginning of period ....................      $9.880      $9.790       $9.690      $9.930       $9.300     $10.260

Income (loss) from investment operations:
Net investment income ...................................       0.270       0.556        0.613       0.623        0.643       0.636
Net realized and unrealized gain (loss) on investments ..      (0.330)      0.090        0.100      (0.240)       0.630      (0.905)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations ........................      (0.060)      0.646        0.713       0.383        1.273      (0.269)
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions:
Dividends from net investment income ....................      (0.270)     (0.556)      (0.613)     (0.623)      (0.643)     (0.636)
Distributions from net realized gain on investments .....        none        none         none        none         none      (0.055)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions .......................      (0.270)     (0.556)      (0.613)     (0.623)      (0.643)     (0.691)
                                                               ------      ------       ------      ------       ------      ------
Net asset value, end of period ..........................      $9.550      $9.880       $9.790      $9.690       $9.930      $9.300
                                                               ======      ======       ======      ======       ======      ======

Total return ............................................      (0.63%)      6.78%        7.60%       4.05%       14.08%      (2.68%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) .................     $40,351     $41,711      $29,177     $27,768      $27,935     $25,975
Ratio of expenses to average net assets .................       0.79%       0.79%        0.75%       0.72%        0.71%       0.74%
Ratio of net investment income to average net assets ....       5.58%       5.62%        6.31%       6.43%        6.64%       6.57%
Portfolio turnover ......................................        128%        166%         120%        122%         145%        219%

----------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes



                                                              Capital Reserves-4

Delaware Group Premium Fund, Inc.-Capital Reserves Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Capital Reserves Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Capital Reserves Series declares dividends daily from net investment income and pays such dividends monthly. Distributions from net realized gain on investments, if any, normally will be distributed following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $483 for the period ended June 30, 1999. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no credits for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1,500 million and 0.425% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.60% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999. No reimbursement was due for the period ended June 30, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.



                                                              Capital Reserves-5

Capital Reserves Series
Notes to Financial Statements (Continued)


On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                             Dividend disbursing             Other
       Investment               transfer agent,             expenses
       management              accounting fees               payable
     fee payable to          and other expenses              to DMC
          DMC                  payable to DSC            and affiliates
     --------------          -------------------         --------------
        $16,839                      $8                       $4,174

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases ......................................   $13,469,437
   Sales ..........................................   $18,756,198

During the six months ended June 30, 1999, the Series made purchases and sales of U.S. government securities as follows:

   Purchases ......................................   $13,093,780
   Sales ..........................................    $7,505,448

The cost of investments for federal income tax purposes approximates cost for book purposes.

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series was as follows:

                       Aggregate           Aggregate
       Cost of        unrealized          unrealized          Net unrealized
     investments     appreciation        depreciation          depreciation
     -----------     ------------        ------------          ------------
     $41,506,166        $37,017           ($922,783)            ($885,766)

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

                           Year of          Year of
                         expiration       expiration
                             2002             2004
                         ----------       ----------
                           $884,453         $292,208

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                      Shares issued upon
                                                                        reinvestment of
                                                                      dividends from net             Shares                 Net
                                                       Shares sold     investment income           repurchased           increase
                                                       -----------     -----------------           -----------           --------
   Period ended June 30, 1999 ....................        546,030           120,064                  (662,579)              3,515
   Year ended December 31, 1998 ..................      2,364,760           193,836                (1,315,298)          1,243,298

5. Credit and Market Risk
The Series may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.



Capital Reserves-6

Delaware Group Premium Fund, Inc.-Capital Reserves Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Capital Reserves Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                        Shares           Shares Voted
                                         Voted             Withheld
                                          For             Authority     Abstain
                                       ---------          ---------     -------
   Jeffrey J. Nick ...........         4,120,263            59,752         --
   Walter P. Babich ..........         4,120,928            59,087         --
   John H. Durham ............         4,133,226            46,789         --
   Anthony D. Knerr ..........         4,129,800            50,215         --
   Ann R. Leven ..............         4,133,226            46,789         --
   Thomas F. Madison .........         4,133,226            46,789         --
   Charles E. Peck ...........         4,133,226            46,789         --
   Wayne A. Stork ............         4,128,827            51,188         --
   Jan L. Yeomans ............         4,129,800            50,215         --

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,535,628           296,119      348,268

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,666,693           178,869      334,453

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,655,987           308,653      215,375

3C. To adopt a new fundamental investment restriction concerning underwriting.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,650,771           190,354      338,890

3D. To adopt a new fundamental investment restriction concerning investments in real estate.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                        3,549,872          414,768      215,375

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,418,843           525,555      235,617

3F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,558,514           399,198      222,303

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,628,743           187,434      363,838

4. To approve a new investment management agreement with Delaware Management Company.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,499,193           412,705      268,117

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,626,220             6,383      547,412

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,733,872            35,384      410,759

                                                              Capital Reserves-7

Delaware Group Premium Fund, Inc.-Cash Reserve Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                                                Principal       Market
                                                                                  Amount        Value
COMMERCIAL PAPER-88.36%
Financial Services-49.69%
ABN AMRO 4.80% 7/26/99 .....................................................   $ 2,000,000   $ 1,993,334
Allianz of America 5.08% 9/9/99 ............................................     1,500,000     1,485,183
Associates NA 4.87% 9/22/99 ................................................     2,000,000     1,977,544
Bank of Scotland 5.10% 9/8/99 ..............................................     2,000,000     1,980,450
BankAmerica 4.75% 7/22/99 ..................................................     1,000,000       997,229
BankAmerica 4.82% 8/16/99 ..................................................     1,000,000       993,841
CBA Finance 4.81% 7/12/99 ..................................................     2,000,000     1,997,061
Ciesco LP 4.82% 7/20/99 ....................................................     2,000,000     1,994,912
Deutsche Bank Financial
   4.90% 8/10/99 ...........................................................     2,000,000     1,989,111
Fleet Funding 4.92% 7/12/99 ................................................     2,000,000     1,996,993
Leland Stanford Jr University
   4.85% 8/26/99 ...........................................................     2,000,000     1,984,911
Metlife Funding 4.87% 7/9/99 ...............................................     2,000,000     1,997,836
Prudential Finance (Jersey)
   4.80% 7/15/99 ...........................................................     1,000,000       998,133
Swiss Re Financial 4.82% 7/8/99 ............................................     1,200,000     1,198,875
UBS Finance 4.941% 10/12/99 ................................................     2,000,000     1,971,847
                                                                                              ----------
                                                                                              25,557,260
                                                                                              ----------
Industrial-16.40%
DuPont EI Nemour 4.87% 8/12/99 .............................................       610,000       606,534
Eastman Kodak 4.87% 9/14/99 ................................................     1,753,000     1,735,214
Henkel Corp 4.74% 7/20/99 ..................................................     1,390,000     1,386,523
Henkel Corp 5.02% 9/2/99 ...................................................       750,000       743,411
Hershey Foods 4.83% 8/9/99 .................................................     2,000,000     1,989,535
New York Times 5.03% 8/3/99 ................................................       877,000       872,956
US Borax 4.82% 7/1/99 ......................................................     1,100,000     1,100,000
                                                                                              ----------
                                                                                               8,434,173
                                                                                              ----------

                                                                                  Principal       Market
                                                                                   Amount         Value

COMMERCIAL PAPER (continued)
Mortgage Bankers & Brokers-22.27%
Bear Stearns 4.98% 9/8/99 ..................................................     2,000,000     1,980,910
Credit Suisse First Boston
   4.80% 8/4/99 ............................................................     1,000,000       995,467
Credit Suisse First Boston
   4.81% 8/3/99 ............................................................     1,000,000       995,591
Goldman Sachs Group 4.84% 7/29/99 ..........................................     2,000,000     1,992,471
Merril Lynch 4.79% 7/16/99 .................................................     2,000,000     1,996,008
Morgan (J.P.) 4.85% 7/13/99 ................................................     2,000,000     1,996,768
Morgan Stanley Dean Witter
   4.83% 7/9/99 ............................................................     1,500,000     1,498,390
                                                                                              ----------
                                                                                              11,455,605
                                                                                              ----------
Total Commercial Paper .....................................................                  45,447,038
                                                                                              ----------

                                                                              Principal       Market
                                                                                Amount        Value
 CERTIFICATES OF DEPOSIT-2.92%
 Yankee-2.92%
 Commerzbank 5.09% 2/16/00 ...............................................   $ 1,500,000     1,499,681
                                                                                            ----------
 Total Certificates of Deposit ...........................................                   1,499,681
                                                                                            ----------

*FLOATING RATE NOTES-1.94%
 Racers 4.94% 6/2/00 .....................................................     1,000,000     1,000,000
                                                                                            ----------
 Total Floating Rate Notes ...............................................                   1,000,000
                                                                                            ----------

 U.S. GOVERNMENT AGENCY OBLIGATIONS-3.85%
 Federal Home Loan Mortgage Corporation
   Discount Note 4.90% 9/10/99 ...........................................     2,000,000     1,980,672
                                                                                            ----------
 Total U.S. Government
  Agency Obligations .....................................................                   1,980,672
                                                                                            ----------

 REPURCHASE AGREEMENTS-0.42%
 With Chase Manhattan 4.65% 7/1/99
   (dated 06/30/99, collateralized by $38,000
   U.S. Treasury Notes 5.375% due 2/15/01,
   market value $38,407 and $19,000 U.S.
   Treasury Notes 4.65% due 9/30/01, market
   value $19,441 and $16,000 U.S. Treasury
   Notes 6.125% due 12/31/01, market
   value $16,323) ..........................................................      72,000    $   72,000
 With J.P. Morgan Securities 4.70% 7/1/99
   (dated 06/30/99, collateralized by $21,000
   U.S. Treasury Notes 6.375% due 8/15/02,
   market value $21,676 and $19,000 U.S.
   Treasury Notes 6.25% due 8/31/02, market
   value $19,500 and $13,000 U.S. Treasury
   Notes due 11/30/02, market value $13,086 and
   $19,000 U.S. Treasury Notes 5.50% due
   1/31/03, market value $19,105) ..........................................      72,000        72,000
 With PaineWebber 4.80% 7/1/99 (dated 6/30/99, collateralized by $18,000 U.S.
   Treasury Bills 7.125% due 2/29/00, market value $18,483 and $19,000 U.S.
   Treasury Notes 5.625% due 11/30/00, market value $18,997 and $38,000 U.S.
   Treasury Notes 5.75% due 11/30/02,
   market value $37,845) ...................................................      74,000        74,000
                                                                                            ----------
 Total Repurchase Agreements
   (cost $218,000) .........................................................                   218,000
                                                                                            ----------


TOTAL MARKET VALUE OF SECURITIES-97.49% (cost $50,145,389)**..........................     $50,145,391

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.51%.................................       1,291,936
                                                                                           -----------
NET ASSETS APPLICABLE TO 5,143,733 SHARES ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $10.00 PER SHARE-100.00%.............................................     $51,437,327
                                                                                           ===========

----------
 * Floating Rate Notes-The interest rate shown is the rate as of June 30, 1999 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
** Also the cost for federal income tax purposes.

                             See accompanying notes


                                                                  Cash Reserve-1

Delaware Group Premium Fund, Inc.-
Cash Reserve Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Interest .............................   $1,222,180
                                         ----------
                                          1,222,180
                                         ----------
EXPENSES:
Management fees ......................      111,699
Accounting and administration ........       11,250
Professional fees ....................        1,195
Taxes (other than taxes on income) ...          765
Reports and statements to shareholders          725
Registration fees ....................          595
Directors' fees ......................          589
Dividend disbursing and transfer agent
   fees and expenses .................          505
Custodian fees .......................          300
Other ................................          563
                                         ----------
                                            128,186
                                         ----------

Less expenses paid indirectly ........          563
                                         ----------
Total expenses .......................      127,623
                                         ----------

NET INVESTMENT INCOME ................    1,094,557
                                         ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...................   $1,094,557
                                         ==========

               See accompanying notes

Delaware Group Premium Fund, Inc.-
Cash Reserve Series
Statements of Changes in Net Assets

                                               Six Months              Year
                                              Ended 6/30/99            Ended
                                               (Unaudited)            12/31/98
                                              ------------         ------------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income .....................   $  1,094,557         $  2,120,119
                                              ------------         ------------
Net increase in net assets resulting
   from operations ........................      1,094,557            2,120,119
                                              ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................     (1,094,557)          (2,120,119)
                                              ------------         ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .................     86,695,141           94,961,957
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income ......................      1,095,099            2,068,676
                                              ------------         ------------
                                                87,790,240           97,030,633
Cost of shares repurchased ................    (79,245,968)         (84,848,754)
                                              ------------         ------------
Increase in net assets derived from capital
   share transactions .....................      8,544,272           12,181,879
                                              ------------         ------------

NET INCREASE IN NET ASSETS ................      8,544,272           12,181,879
                                              ------------         ------------

NET ASSETS:
Beginning of period .......................     42,893,055           30,711,176
                                              ------------         ------------
End of period .............................   $ 51,437,327         $ 42,893,055
                                              ============         ============

                             See accompanying notes



                                                                  Cash Reserve-2

Delaware Group Premium Fund, Inc.-Cash Reserve Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                           Six Months
                                                          Ended 6/30/99                       Year Ended December 31,
                                                          (Unaudited)(1)     1998         1997        1996         1995       1994
                                                          --------------   -------      -------     -------      -------    -------
Net asset value, beginning of period...................      $10.000       $10.000      $10.000     $10.000      $10.000    $10.000

Income from investment operations:
Net investment income..................................        0.224         0.497        0.497       0.482        0.535      0.361
                                                             -------       -------      -------     -------      -------    -------
Total from investment operations.......................        0.224         0.497        0.497       0.482        0.535      0.361
                                                             -------       -------      -------     -------      -------    -------

Less dividends:
Dividends from net investment income...................       (0.224)       (0.497)      (0.497)     (0.482)      (0.535)    (0.361)
                                                             -------       -------      -------     -------      -------    -------
Total dividends........................................       (0.224)       (0.497)      (0.497)     (0.482)      (0.535)    (0.361)
                                                             -------       -------      -------     -------      -------    -------

Net asset value, end of period.........................      $10.000       $10.000      $10.000     $10.000      $10.000    $10.000
                                                             =======       =======      =======     =======      =======    =======

Total return...........................................         2.26%         5.08%        5.10%       4.93%        5.48%      3.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)................      $51,437       $42,893      $30,711     $26,479      $16,338    $20,125
Ratio of expenses to average net assets................         0.53%         0.59%        0.64%       0.61%        0.62%      0.66%
Ratio of net investment income to average net assets...         4.51%         4.96%        4.98%       4.82%        5.35%      3.79%

----------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes



                                                                  Cash Reserve-3

Delaware Group Premium Fund, Inc.-Cash Reserve Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Cash Reserve Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Cash Reserve Series declares dividends daily from net investment income and pays such dividends monthly. Distributions from net realized gain on investments, if any, normally will be distributed following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $563 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.45% of the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1,500 million and 0.30% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.50% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999. No reimbursement was due for the period ended June 30, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.


                                                                  Cash Reserve-4

Delaware Group Premium Fund, Inc.-Cash Reserve Series
Notes to Financial Statements (Continued)


On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                   Dividend disbursing           Other
                  Investment          transfer agent,          expenses
                  management          accounting fees           payable
                fee payable to      and other expenses          to DMC
                     DMC              payable to DSC         and affiliates
                --------------      ------------------       --------------
                   $19,131                $1,521                 $5,078

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Capital Stock
Transactions in capital stock shares were as follows:

                                                        Shares issued upon
                                                         reinvestment of
                                                        dividends from net     Shares           Net
                                        Shares sold     investment income    repurchased      increase
                                        -----------     -----------------    -----------      --------
   Period ended June 30, 1999........    8,669,514           109,510         (7,924,597)       854,427
   Year ended December 31, 1998......    9,496,196           206,867         (8,484,875)     1,218,188

                                                                  Cash Reserve-5

Delaware Group Premium Fund, Inc.-Cash Reserve Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Cash Reserve Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                      Shares    Shares Voted
                                      Voted      Withheld
                                       For       Authority        Abstain
                                    ---------    ---------        -------
   Jeffrey J. Nick...............   4,293,756      75,117            -
   Walter P. Babich..............   4,300,770      68,103            -
   John H. Durham................   4,300,770      68,103            -
   Anthony D. Knerr..............   4,300,770      68,103            -
   Ann R. Leven..................   4,291,007      77,866            -
   Thomas F. Madison.............   4,291,007      77,866            -
   Charles E. Peck...............   4,300,770      68,103            -
   Wayne A. Stork................   4,300,770      68,103            -
   Jan L. Yeomans................   4,300,770      68,103            -

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,030,548      84,671          253,684

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,072,510      42,679          253,684

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,065,736      69,857          233,280

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,066,971      48,218          253,684

3D. T adopt a new fundamental investment restriction concerning investments in real estate.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,080,560      64,629          253,684

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,085,660      49,932          233,821

3F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,055,096      80,496          233,281

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,060,208      78,384          233,281

4. To approve a new investment management agreement with Delaware Management Company.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,080,440      55,152          233,281

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,161,853      14,346          192,674

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,128,738      42,081          198,054


                                                                  Cash Reserve-6

Delaware Group Premium Fund, Inc.-Convertible Securities Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                        Principal     Market
                                                         Amount       Value
CONVERTIBLE BONDS-31.34%
Automobiles & Automotive Parts-4.41%
Magna International 4.875% 2/15/05 ..............        $175,000  $  172,594
Tower Automotive 5.00% 8/1/04 ...................         200,000     226,750
                                                                   ----------
                                                                      399,344
                                                                   ----------
Banking, Finance & Insurance-1.50%
Bell Atlantic Financial Services
   5.75% 4/1/03 .................................         135,000     135,506
                                                                   ----------
                                                                      135,506
                                                                   ----------
Cable, Media & Publishing-2.85%
Jacor Communications 0.00% 2/9/18 ...............         300,000     162,750
World Color Press 6.00% 10/1/07 .................         100,000      95,000
                                                                   ----------
                                                                      257,750
                                                                   ----------
Computers & Technology-9.01%
Amazon.com 4.75% 1/1/09 .........................         155,000     154,031
Mindspring Enterprises 5.00% 4/15/06 ............         310,000     292,563
National Data 5.00% 11/1/03 .....................         200,000     211,500
Network Associates 0.00% 2/13/18 ................         520,000     156,650
                                                                   ----------
                                                                      814,744
                                                                   ----------
Consumer Products-2.45%
Pennzenergy 4.95% 8/15/08 .......................         215,000     221,719
                                                                   ----------
                                                                      221,719
                                                                   ----------
Food, Beverage & Tobacco-1.21%
Whole Foods Market 0.00% 3/2/18 .................         300,000     109,125
                                                                   ----------
                                                                      109,125
                                                                   ----------
Healthcare & Pharmaceuticals-2.06%
OmniCare 5.00% 12/1/07 ..........................         250,000     185,938
                                                                   ----------
                                                                      185,938
                                                                   ----------
Industrial Machinery-4.30%
Thermo Fibertek 4.50% 7/15/04 ...................         140,000     116,725
Mail-Well 5.00% 11/1/02 .........................         250,000     272,188
                                                                   ----------
                                                                      388,913
                                                                   ----------
Metals & Mining-2.21%
MascoTech 4.50% 12/15/03 ........................         250,000     200,000
                                                                   ----------
                                                                      200,000
                                                                   ----------
Retail-1.34%
Rite Aid 5.25% 9/15/02 ..........................         120,000     121,350
                                                                   ----------
                                                                      121,350
                                                                   ----------
Total Convertible Bonds
   (cost $2,914,163) ............................                   2,834,389
                                                                   ----------

                                                           Number
                                                         of Shares
COMMON STOCK-19.28%
Automobiles & Automotive Parts-2.71%
Delphi Automotive Systems .......................           2,167      40,219
General Motors ..................................           3,100     204,600
                                                                   ----------
                                                                      244,819
                                                                   ----------
Energy-4.43%
Exxon ...........................................           2,500     192,813
Mobil ...........................................           2,100     207,900
                                                                   ----------
                                                                      400,713
                                                                   ----------
Real Estate-10.13%
Grove Property Trust ............................          15,200     197,600
Public Storage ..................................          10,400     291,200
SL Green Realty .................................           9,700     198,244
Starwood Hotels & Resorts Trust .................           7,500     229,219
                                                                   ----------
                                                                      916,263
                                                                   ----------

                                                          Number       Market
                                                        of Shares      Value
COMMON STOCK (Continued)
Telecommunications-0.05%
Winstar Communications ..........................              92  $    4,488
                                                                   ----------
                                                                        4,488
                                                                   ----------
Transportation & Shipping-1.96%
Alexander & Baldwin .............................           8,000     177,500
                                                                   ----------
                                                                      177,500
                                                                   ----------
Total Common Stock
   (cost $1,635,344) ............................                   1,743,783
                                                                   ----------

CONVERTIBLE PREFERRED STOCKS-42.87%
Banking, Finance & Insurance-7.43%
American General Series A 6.00% .................           2,500     233,750
American Heritage Life Investment
   8.50% ........................................           4,100     271,113
National Australia Bank-Units 7.875% ............           5,500     167,063
                                                                   ----------
                                                                      671,926
                                                                   ----------
Buildings & Materials-2.92%
Kaufman and Broad Home 8.25% ....................          33,000     264,000
                                                                   ----------
                                                                      264,000
                                                                   ----------
Cable, Media & Publishing-2.49%
Tribune 6.25% ...................................           8,000     225,000
                                                                   ----------
                                                                      225,000
                                                                   ----------
Computers & Technology-3.39%
DECS Trust IV 7.00% .............................          47,000     306,968
                                                                   ----------
                                                                      306,968
                                                                   ----------
Consumer Products-2.72%
Newell Financial Trust I 5.25% ..................           4,400     245,850
                                                                   ----------
                                                                      245,850
                                                                   ----------
Paper & Forest Products-1.46%
International Paper 5.25% .......................           2,500     131,875
                                                                   ----------
                                                                      131,875
                                                                   ----------
Real Estate-6.66%
General Growth Properties 7.25% .................           7,400     177,600
Kimco Realty 7.50% ..............................           5,900     144,550
Reckson Associates Realty 7.625% ................          12,300     280,594
                                                                   ----------
                                                                      602,744
                                                                   ----------
Telecommunications-6.28%
Comcast 3.35% ...................................           3,500     303,625
Winstar Communications 7.00% ....................           4,600     264,500
                                                                   ----------
                                                                      568,125
                                                                   ----------
Transportation-2.59%
Union Pacific Capital Trust 6.25% ...............           4,500     234,000
                                                                   ----------
                                                                      234,000
                                                                   ----------
Utilities-5.57%
Houston Industries 7.00% ........................           1,500     178,875
Texas Utilities 9.25% ...........................           5,900     324,500
                                                                   ----------
                                                                      503,375
                                                                   ----------
Miscellaneous-1.36%
Central Parking Finance Trust 5.25% .............           6,000     123,000
                                                                   ----------
                                                                      123,000
                                                                   ----------
Total Convertible Preferred Stocks
   (cost $3,725,331) ............................                   3,876,863
                                                                   ----------


                                                       Convertible Securities-1

Convertible Securities Series
Statement of Net Assets (Continued)


                                                         Principal     Market
                                                          Amount       Value
REPURCHASE AGREEMENTS-13.21%
With Chase Manhattan 4.65%
   7/1/99 (dated 6/30/99,
   collateralized by $207,000
   U.S. Treasury Notes 6.375% due
   2/15/01, market value $210,366 and
   $104,000 U.S. Treasury Notes
   6.375% due 9/30/01, market value
   $106,481 and $89,000 U.S. Treasury
   Notes 6.125% due 12/31/01,
   market value $89,403) ........................        $396,000    $396,000
With J.P. Morgan Securities 4.70%
   7/1/99 (dated 6/30/99,
   collateralized by $114,000
   U.S. Treasury Notes 6.375% due
   8/15/02, market value $118,276
   and $104,000 U.S. Treasury Notes
   6.25% due 08/31/02, market value
   $106,807 and $72,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market
   value $71,677 and $104,000
   U.S. Treasury Notes 5.50% due
   1/31/03, market value $104,642) ..............         394,000     394,000



                                                         Principal     Market
                                                          Amount       Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $98,000 U.S. Treasury Notes
   7.125% due 2/29/00, market value
   $101,236 and $104,000
   U.S. Treasury Notes 5.625% due
   11/30/00, market value $104,053
   and $207,000 U.S. Treasury Notes
   5.75% due 11/30/02,
   market value $207,286) .......................        $404,000  $  404,000
                                                                   ----------

Total Repurchase Agreements
   (cost $1,194,000) ............................                   1,194,000
                                                                   ----------



TOTAL MARKET VALUE OF SECURITIES-106.70% (cost $9,468,838) ....    $9,649,035

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(6.70%) .......      (605,756)
                                                                   ----------

NET ASSETS APPLICABLE TO 822,188 SHARES ($0.01 par value)
   OUTSTANDING; EQUIVALENT TO $11.00 PER SHARE-100.00% ........    $9,043,279
                                                                   ==========

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares allocated
   to the Series ..............................................    $9,049,815
Undistributed net investment income ...........................       179,869
Accumulated net realized loss on investments ..................      (366,602)
Net unrealized appreciation of investments ....................       180,197
                                                                   ----------
Total net assets ..............................................    $9,043,279
                                                                   ==========

                             See accompanying notes



                                                       Convertible Securities-2

Delaware Group Premium Fund, Inc.-
Convertible Securities Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)



INVESTMENT INCOME:
Dividends ....................................................       $128,448
Interest .....................................................         87,982
                                                                     --------
                                                                      216,430
                                                                     --------
Expenses:
Management fees ..............................................         31,323
Accounting and administration ................................          1,629
Registration fees ............................................            422
Dividend disbursing and transfer agent
   fees and expenses .........................................            369
Custodian fees ...............................................            336
Directors' fees ..............................................            232
Other ........................................................            576
                                                                     --------
                                                                       34,887
                                                                     --------

Less expenses absorbed or waived .............................           (210)
Less expenses paid indirectly ................................           (467)
                                                                     --------
Total expenses ...............................................         34,210
                                                                     --------

NET INVESTMENT INCOME ........................................        182,220
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments .............................         78,255
Net change in unrealized appreciation/
   depreciation of investments ...............................        (44,957)
                                                                     --------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS .......................................         33,298
                                                                     --------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .................................       $215,518
                                                                     ========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Convertible Securities Series
Statements of Changes in Net Assets

                                                       Six Months
                                                          Ended        Year
                                                         6/30/99       Ended
                                                       (Unaudited)    12/31/98
                                                       -----------    --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...........................      $  182,220  $  294,141
Net realized gain (loss) on investments .........          78,255    (444,857)
Net change in unrealized appreciation/
   depreciation of investments ..................         (44,957)    (26,655)
                                                       ----------  ----------
Net increase (decrease) in net assets
   resulting from operations ....................         215,518    (177,371)
                                                       ----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...........................        (292,545)   (110,178)
Net realized gain on investments ................               -     (25,287)
                                                       ----------  ----------
                                                         (292,545)   (135,465)
                                                       ----------  ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .......................       1,927,355   5,903,108
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments ..........................         292,545     135,465
                                                       ----------  ----------
                                                        2,219,900   6,038,573
Cost of shares repurchased ......................      (1,232,547) (1,514,161)
                                                       ----------  ----------
Increase in net assets derived from capital
   share transactions ...........................         987,353   4,524,412
                                                       ----------  ----------
NET INCREASE IN NET ASSETS ......................         910,326   4,211,576
                                                       ----------  ----------
NET ASSETS:
Beginning of period .............................       8,132,953   3,921,377
                                                       ----------  ----------
End of period ...................................      $9,043,279  $8,132,953
                                                       ==========  ==========

                             See accompanying notes


                                                       Convertible Securities-3

Delaware Group Premium Fund, Inc.-Convertible Securities Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:


                                                            Six Months         Year        5/1/97(2)
                                                          Ended 6/30/99       Ended           to
                                                          (Unaudited)(1)     12/31/98      12/31/97
                                                          --------------     --------      ---------
Net asset value, beginning of period ...................      $11.160         $11.660       $10.000

Income (loss) from investment operations:
Net investment income ..................................        0.231           0.386         0.318
Net realized and unrealized gain (loss) on
   investments .........................................        0.019          (0.511)        1.342
                                                              -------         -------       -------
Total from investment operations .......................        0.250          (0.125)        1.660
                                                              -------         -------       -------
Less dividends and distributions:
Dividends from net investment income ...................       (0.410)         (0.305)         none
Distributions from net realized gain on
   investments .........................................         none          (0.070)         none
                                                              -------         -------       -------
Total dividends and distributions ......................       (0.410)         (0.375)         none
                                                              -------         -------       -------
Net asset value, end of period .........................      $11.000         $11.160       $11.660
                                                              =======         =======       =======
Total return ...........................................        2.41%          (1.17%)       16.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ................       $9,043          $8,133        $3,921
Ratio of expenses to average net assets ................        0.82%           0.82%         0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid
   indirectly ..........................................        0.84%           0.82%         2.30%
Ratio of net investment income to average net assets ...        4.40%           4.78%         5.68%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly ..........................................        4.38%           4.78%         4.18%
Portfolio turnover .....................................          44%             77%          209%

----------------------
(1)Ratios have been annualized and total return has not been annualized.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

                             See accompanying notes



                                                       Convertible Securities-4

Delaware Group Premium Fund, Inc.-Convertible Securities Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Convertible Securities Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the lasted quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Convertible Securities Series will make payments from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $96 for the period ended June 30, 1999. The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $371 for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on next $1,500 million and 0.60% on the average daily net assets over $2,500. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.75% on the average daily net assets of the Series.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.




                                                       Convertible Securities-5

Convertible Securities Series
Notes to Financial Statements (Continued)


On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                    Dividend disbursing          Other
     Investment                       transfer agent,           expenses
     management                       accounting fees            payable
   fee payable to                    and other expenses          to DMC
        DMC                            payable to DSC         and affiliates
   --------------                   -------------------       --------------
      $5,543                                $313                   $749

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .....................................     $2,696,188
   Sales .........................................     $1,686,476

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                          Aggregate             Aggregate
     Cost of             unrealized            unrealized      Net unrealized
   investments          appreciation          depreciation      appreciation
   -----------          ------------          ------------     --------------
   $9,468,838             $640,324             ($460,127)         $180,197

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

                               Year of
                              expiration
                                 2006
                              ----------
                               $444,857

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                      Shares issued upon
                                                                 reinvestment of distributions
                                                                     from net investment
                                                                    income and net realized         Shares             Net
                                                  Shares sold         gain on investments         repurchased        increase
                                                  -----------    -----------------------------    -----------        --------
   Period ended June 30, 1999 ................      177,145                  27,782                (111,287)           93,640
   Year ended December 31, 1998 ..............      522,662                  12,084                (142,453)          392,293

5. Credit and Market Risk
The Series may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.


                                                       Convertible Securities-6

Delaware Group Premium Fund, Inc.-Convertible Securities Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Convertible Securities Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                              Shares   Shares Voted
                                              Voted      Withheld
                                               For       Authority       Abstain
                                             -------   ------------      -------
   Jeffrey J. Nick ....................      512,249       3,501            -
   Walter P. Babich ...................      512,249       3,501            -
   John H. Durham .....................      512,249       3,501            -
   Anthony D. Knerr ...................      512,249       3,501            -
   Ann R. Leven .......................      512,249       3,501            -
   Thomas F. Madison ..................      512,249       3,501            -
   Charles E. Peck ....................      512,249       3,501            -
   Wayne A. Stork .....................      512,249       3,501            -
   Jan L. Yeomans .....................      512,249       3,501            -

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                              Shares       Shares      Shares
                                               Voted        Voted       Voted
                                                For        Against     Abstain
                                              -------      -------     -------
                                              478,671       5,609       31,471

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                              Shares       Shares      Shares
                                               Voted        Voted       Voted
                                                For        Against     Abstain
                                              -------      -------     -------
                                              478,671       5,609       31,471

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                              Shares       Shares      Shares
                                               Voted        Voted       Voted
                                                For        Against     Abstain
                                              -------      -------     -------
                                              478,671       5,609       31,471

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                              Shares       Shares      Shares
                                               Voted        Voted       Voted
                                                For        Against     Abstain
                                              -------      -------     -------
                                              474,135       5,609       36,007

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                              Shares       Shares      Shares
                                               Voted        Voted       Voted
                                                For        Against     Abstain
                                              -------      -------     -------
                                              474,135       5,609       36,007

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                              Shares       Shares      Shares
                                               Voted        Voted       Voted
                                                For        Against     Abstain
                                              -------      -------     -------
                                              474,135       5,609       36,007

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                              Shares       Shares      Shares
                                               Voted        Voted       Voted
                                                For        Against     Abstain
                                              -------      -------     -------
                                              474,135       5,609       36,007

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                              Shares       Shares      Shares
                                               Voted        Voted       Voted
                                                For        Against     Abstain
                                              -------      -------     -------
                                              479,744                   36,007

4. To approve a new investment management agreement with Delaware Management Company.

                                              Shares       Shares      Shares
                                               Voted        Voted       Voted
                                                For        Against     Abstain
                                              -------      -------     -------
                                              478,671       5,609       31,471

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                              Shares       Shares      Shares
                                               Voted        Voted       Voted
                                                For        Against     Abstain
                                              -------      -------     -------
                                              490,844                   24,906

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                              Shares       Shares      Shares
                                               Voted        Voted       Voted
                                                For        Against     Abstain
                                              -------      -------     -------
                                              488,248                   27,502

                                                       Convertible Securities-7

Delaware Group Premium Fund, Inc.-Delaware Balanced Series
(formerly Delaware Series)
Statement of Net Assets
June 30, 1999 (Unaudited)
                                                        Number of    Market
                                                         Shares      Value
 COMMON STOCK-72.62%
 Automobiles & Automotive Parts-2.28%
 Danaher .......................................         31,500    $ 1,830,938
 Federal Signal ................................        136,900      2,900,569
                                                                   -----------
                                                                     4,731,507
                                                                   -----------
 Banking, Finance & Insurance-11.50%
 AFLAC .........................................         55,700      2,666,638
 American International Group ..................         22,725      2,660,245
 Bank One ......................................         50,200      2,990,038
 Compass Bancshares ............................         52,800      1,440,450
 Equifax .......................................        110,700      3,950,606
 Federal Home Loan Mortgage ....................         75,900      4,402,200
 Nationwide Financial Services .................         51,100      2,312,275
 Unionbancal Corporation .......................         43,200      1,560,600
*Unum ..........................................         33,500      1,834,125
                                                                   -----------
                                                                    23,817,177
                                                                   -----------
 Buildings & Materials-3.19%
 Masco .........................................        174,900      5,050,238
 Premark International .........................         41,900      1,571,250
                                                                   -----------
                                                                     6,621,488
                                                                   -----------
 Cable, Media & Publishing-0.74%
 Wallace Computer Services .....................         61,400      1,535,000
                                                                   -----------
                                                                     1,535,000
                                                                   -----------
 Chemicals-0.80%
 Valspar .......................................         43,700      1,660,600
                                                                   -----------
                                                                     1,660,600
                                                                   -----------
 Computers & Technology-6.79%
 Computer Associates International .............         57,800      3,179,000
 Hewlett-Packard ...............................         58,500      5,879,250
 International Business Machines ...............         24,500      3,166,625
*SunGard Data Systems ..........................         54,300      1,873,350
                                                                   -----------
                                                                    14,098,225
                                                                   -----------
 Consumer Products-2.23%
 Dial ..........................................        124,700      4,637,281
                                                                   -----------
                                                                     4,637,281
                                                                   -----------
 Electronics and Electrical Equipment-5.88%
 Honeywell .....................................         19,300      2,236,388
 Intel .........................................         50,000      2,973,438
 Symbol Technologies ...........................        141,900      5,232,563
 Teleflex ......................................         40,800      1,772,250
                                                                   -----------
                                                                    12,214,639
                                                                   -----------
 Energy-3.75%
 Anadarko Petroleum ............................         20,000        736,250
 BP Amoco ADR ..................................         17,676      1,917,846
+Compagnie Francaise
  de Petroleum Total ...........................         34,258      2,207,500
 Schlumberger Limited ..........................         29,100      1,853,306
 Unocal ........................................         26,900      1,065,913
                                                                   -----------
                                                                     7,780,815
                                                                   -----------
 Environmental Services-2.87%
 Ecolab ........................................        136,600      5,959,175
                                                                   -----------
                                                                     5,959,175
                                                                   -----------
 Food, Beverage & Tobacco-2.10%
 Bestfoods .....................................         30,400      1,504,800
*Suiza Foods ...................................         20,200        845,875
 Universal Foods ...............................         96,200      2,032,225
                                                                   -----------
                                                                     4,382,900
                                                                   -----------
---------------
Top 10 stock holdings, representing 26.6% of net assets, are in bold.

                                                        Number of    Market
                                                         Shares      Value
 COMMON STOCK (Continued)
 Funeral Services-1.85%
 Stewart Enterprises .........................         265,300     $ 3,855,141
                                                                   -----------
                                                                     3,855,141
                                                                   -----------
 Healthcare & Pharmaceuticals-9.64%
 American Home Products ......................         100,200       5,761,500
 AstraZeneca ADR .............................          31,900       1,250,081
 Biomet ......................................          52,800       2,095,500
 Johnson & Johnson ...........................          26,300       2,577,400
+Mylan Laboratories ..........................         236,200       6,259,300
*Watson Pharmaceutical .......................          59,400       2,082,713
                                                                   -----------
                                                                    20,026,494
                                                                   -----------
 Industrial Machinery-0.85%
 Pentair .....................................          38,500       1,761,375
                                                                   -----------
                                                                     1,761,375
                                                                   -----------
 Real Estate-1.62%
 CarrAmerica Realty ..........................          18,400         460,000
 Developers Diversified Realty ...............          85,200       1,416,450
 Nationwide Health Properties ................          33,900         646,219
 Sun Communities .............................          23,600         837,800
                                                                   -----------
                                                                     3,360,469
                                                                   -----------
 Retail-5.13%
 Food Lion Class A ...........................         147,600       1,757,363
+Intimate Brands .............................          56,280       2,666,265
 Rite Aid ....................................          73,200       1,802,550
 Sherwin-Williams ............................          64,600       1,792,650
 Storage USA .................................          20,800         663,000
 Viad ........................................          63,700       1,970,719
                                                                   -----------
                                                                    10,652,547
                                                                   -----------
 Telecommunications-5.70%
 ALLTEL ......................................          30,000       2,145,000
 Cincinnati Bell .............................          68,000       1,695,750
 GTE .........................................          24,000       1,816,500
 Nortel Networks .............................          11,100         963,619
 SBC Communications ..........................          89,700       5,202,600
                                                                   -----------
                                                                    11,823,469
                                                                   -----------
 Textiles, Apparel & Furniture-1.85%
 Hillenbrand Industries ......................          40,800       1,764,600
 HON Industries ..............................          72,000       2,101,500
                                                                   -----------
                                                                     3,866,100
                                                                   -----------
 Utilities-0.65%
 CMS Energy ..................................          32,000       1,340,000
                                                                   -----------
                                                                     1,340,000
                                                                   -----------
 Miscellaneous-3.20%
 Tyco International ..........................          70,100       6,641,975
                                                                   -----------
                                                                     6,641,975
                                                                   -----------
 Total Common Stock
  (cost $123,701,579) ........................                     150,766,377
                                                                   -----------

 CONVERTIBLE PREFERRED STOCK-1.29%
 Freeport McMoRan Copper & Gold ..............          37,600         705,000
 Sealed Air $2.00 4/1/08 Series A ............          31,573       1,973,310
                                                                   -----------
 Total Convertible Preferred Stock
  (cost $2,197,166) ..........................                       2,678,310
                                                                   -----------

                                                                     Delaware-1

Delaware Balanced Series
Statement of Net Assets (Continued)


                                                         Principal      Market
                                                           Amount       Value
AGENCY MORTGAGE-BACKED
 SECURITIES-0.44%
Federal National Mortgage Association
 5.75% 4/15/03 ...................................     $  295,000     $  287,079
 6.00% 5/15/08 ...................................        620,000        614,133
                                                                      ----------
Total Agency Mortgage-Backed
 Securities (cost $ 962,992) .....................                       901,212
                                                                      ----------
ASSET-BACKED SECURITIES-2.83%
AFC Home Equity Loan Trust
 6.95% 6/25/24 ...................................          6,239          6,240
American Finance Home Equity
 8.00% 7/25/06 ...................................          4,111          4,186
California Infrastructure PG and E
 Series 97-1 A4 6.16% 6/25/03 ....................        640,000        641,152
CITRV Series 98-A A5 6.12% 7/15/14 ...............        535,000        528,313
Discover Card Master Trust
 Series 99-2 A 5.90% 10/15/04 ....................        810,000        806,583
EQCC Home Equity Loan Trust
 Series 96-4 A6 6.88% 7/15/14 ....................        605,000        608,025
 Series 98-2 A3F 6.229% 3/15/13 ..................        625,000        622,383
MetLife Capital Equipment Loan Trust
 6.85% 5/20/08 ...................................        420,000        423,612
NationsCredit Grantor Trust
 Series 96-1A 5.85% 9/15/11 ......................        247,195        243,422
 Series 97-1A 6.75% 8/15/13 ......................        688,342        691,170
Neiman Marcus Group Series 95-1A
 7.60% 6/15/03 ...................................        180,000        185,161
Peco Energy Transition Trust Series
 99A A4 5.80% 3/1/07 .............................        785,000        758,016
Philadelphia, Pennsylvania
 Industrial Development Authority
 Revenue Series 97 6.488% 6/15/04 ................        360,002        356,402
                                                                      ----------
Total Asset-Backed Securities
 (cost $5,935,858) ...............................                     5,874,665
                                                                      ----------
COLLATERALIZED MORTGAGE-BACKED
 OBLIGATIONS-3.38%
Asset Securitization
 Series 96-D3 A1B 7.21% 10/13/26 .................        360,000        367,369
 Series 97-D4 A1A 7.35% 4/14/29 ..................        187,448        190,611
 Series 97-D5 A2 7.069% 2/14/41 ..................        480,000        456,675
 Series 97-D5 A3 7.119% 2/14/41 ..................        375,000        350,742
 Series 97-MD7 A3 7.842% 1/13/30 .................        400,000        406,500
Chase Commercial Mortgage Securities
 Series 96-2 C 6.90% 11/19/06 ....................        250,000        243,750
Federal National Mortgage Association
 Whole Loan 6.50% 7/25/28 ........................        575,000        571,406
First Union Chase Commercial
 Mortgage Series 99-C2 A2
 6.650% 4/15/09 ..................................      1,175,000      1,151,684
Government National Mortgage Association
 Series 98-9 B 6.85% 12/20/25 ....................        810,000        791,100
Lehman Large Loan Series 97-LLI A1
 6.79% 6/12/04 ...................................        427,945        430,469
Mortgage Capital Funding
 Series 96-MC2-C 7.224% 9/20/06 ..................        380,000        378,248

                                                         Principal      Market
                                                           Amount       Value
 COLLATERALIZED MORTGAGE-BACKED
  OBLIGATIONS (Continued)
 Nomura Asset Securities
  Series 93-1 A1 6.68% 12/15/01 ................      $  319,632      $  319,932
  Series 95-MD3 A1A 8.17% 3/4/20 ...............         298,187         304,244
  Series 96-MD5 A3 7.638% 4/13/36 ..............         340,000         348,022
 Residential Accredit Loans
  Series 97-QS3 A3 7.50% 4/25/27 ...............         215,681         215,440
  Series 98-QS9 A3 6.75% 7/25/28 ...............         500,000         498,008
                                                                      ----------
 Total Collateralized Mortgage
  Obligations (cost $7,187,753) ................                       7,024,200
                                                                      ----------
 MORTGAGE-BACKED SECURITIES-3.90%
 Federal Home Loan Mortgage
  Corporation-Gold
  6.00% 3/1/11 .................................         169,117         164,202
  7.00% 4/1/29 .................................       1,217,201       1,206,170
 Federal National Mortgage Association
  6.00% 4/1/13 .................................         644,152         623,015
  6.00% 5/1/13 .................................         339,921         328,767
  6.00% 10/1/28 ................................         493,661         464,042
  6.50% 5/1/29 .................................       2,788,165       2,693,193
  7.00% 7/1/28 .................................         890,309         881,684
  7.00% 8/1/28 .................................         431,686         427,504
  7.00% 12/1/28 ................................         785,324         777,470
  7.50% 6/1/28 .................................         374,361         379,041
  9.50% 6/1/19 .................................         143,663         154,438
                                                                      ----------
 Total Mortgage-Backed Securities
  (cost $8,319,044) ............................                       8,099,526
                                                                      ----------
 CORPORATE BONDS-7.15%
 ABN-AMRO Bank NV 8.25% 8/1/09 .................          80,000          84,200
 American Financial Group
  7.125% 4/15/09 ...............................         280,000         262,850
 AT&T Capital 6.75% 2/4/02 .....................         785,000         778,131
 Banco Santander 6.50% 11/1/05 .................         360,000         347,400
 Banco Santiago 7.00% 7/18/07 ..................         280,000         240,450
 CIT Group Holdings 5.625% 10/15/03 ............         710,000         684,263
 Commercial Credit 6.50% 8/1/04 ................         450,000         443,813
 Consumers Energy 6.375% 2/1/08 ................         380,000         357,200
 Cox Communications 6.15% 8/1/03 ...............         455,000         444,763
 Credit Foncier de France 8.00% 1/14/02 ........         370,000         381,563
 Fairfax Financial Holdings
  7.375% 3/15/06 ...............................         160,000         155,000
+Fannie Mae 4.625% 10/15/01 ....................         490,000         477,886
 Ford Motor Credit 5.75% 2/23/04 ...............         655,000         632,894
 General Electric Capital 5.89% 5/11/01 ........         670,000         669,163
 Household Finance 6.50% 11/15/08 ..............         775,000         741,094
 Lehman Brothers 6.625% 2/5/06 .................         795,000         763,200
 MCI Communications 6.125% 4/15/02 .............         350,000         346,500
 MCI Worldcom 7.55% 4/1/04 .....................       1,050,000       1,081,500
 Meritor Auto 6.80% 2/15/09 ....................       1,085,000       1,030,750
 Raytheon 5.95% 3/15/01 ........................         350,000         349,125
 Southern Investments 6.375% 11/15/01 ..........         250,000         250,313
 Summit Bank 6.75% 6/15/03 .....................         320,000         319,200
 Tommy Hilfiger 6.85% 6/1/08 ...................         810,000         767,475
+Travelers Property Casualty
  6.75% 4/15/01 ................................         775,000         779,844


                                                                     Delaware-2

Delaware Balanced Series
Statement of Net Assets (Continued)


                                                    Principal           Market
                                                      Amount            Value
CORPORATE BONDS (Continued)
United Health Care 6.60% 12/1/03 ...........       $   665,000       $   646,713
United News and Media 7.75% 7/1/09 .........           560,000           558,600
U.S. Bancorp 8.125% 5/15/02 ................           430,000           449,350
U.S. Bank N.A. 6.50% 2/1/08 ................           450,000           437,625
USA Waste Services 6.125% 7/15/01 ..........           360,000           358,200
                                                                      ----------
Total Corporate Bonds
 (cost $15,231,236) ........................                          14,839,065
                                                                      ----------
U.S. TREASURY OBLIGATIONS-7.29%
U.S. Treasury Bond
 +6.125% 11/15/27 ..........................           535,000           531,038
  7.50% 11/15/16 ...........................           825,000           929,496
U.S. Treasury Notes
 +4.50% 1/31/01 ............................           405,000           399,283
  4.75% 2/15/04 ............................         1,455,000         1,394,981
 +4.75% 11/15/08 ...........................         1,630,000         1,496,410
  5.25% 5/31/01 ............................           495,000           492,754
  5.50% 3/31/03 ............................         2,925,000         2,899,399
 +5.50% 2/15/08 ............................         4,650,000         4,522,271
 +5.875% 9/30/02 ...........................           400,000           401,891
 +5.875% 11/15/05 ..........................           300,000           299,268
  6.375% 8/15/27 ...........................           875,000           896,363
  6.50% 10/15/06 ...........................           850,000           877,735
                                                                      ----------
Total U.S. Treasury Obligations
 (cost $15,753,633) ........................                          15,140,889
                                                                      ----------

                                                          Principal      Market
                                                            Amount       Value
REPURCHASE AGREEMENTS-0.56%
With Chase Manhattan 4.65%
 7/1/99 (dated 6/30/99,
 collateralized by
 $200,000 U.S. Treasury
 Notes 5.375% due
 2/15/01, market value
 $203,312 and $100,000
 U.S. Treasury Notes
 6.375% due 9/30/01,
 market value $102,910
 and $86,000 U.S.
 Treasury Notes 6.125%
 due 12/31/01,
 market value $86,405) ..............................       $383,000    $383,000
With J.P. Morgan Securities 4.70%
 7/1/99 (dated 6/30/99,
 collateralized by
 $111,000 U.S. Treasury
 Notes 6.375% due
 8/15/02, market value
 $114,745 and $100,000
 U.S. Treasury Notes
 6.25% due 8/31/02,
 market value $103,226
 and $69,000 U.S.
 Treasury Notes 5.75% due
 11/30/02, market value
 $69,274 and $100,000
 U.S. Treaury Notes 5.50%
 due 1/31/03, market value
 $101,133) ..........................................        380,500     380,500
With PaineWebber 4.80%
 7/1/99 (dated 6/30/99,
 collateralized by
 $95,000 U.S. Treasury
 Notes 7.125% due
 2/29/00, market value
 $97,842 and $100,000
 U.S. Treasury Notes
 5.625% due 11/30/00,
 market value $100,564
 and $200,000 U.S.
 Treasury Notes 5.75% due
 11/30/02, market value
 $200,336) ..........................................        390,500     390,500
                                                                      ----------
Total Repurchase Agreements
 (cost $1,154,000)...................................                 $1,154,000
                                                                      ----------


TOTAL MARKET VALUE OF SECURITIES-99.46% (cost $180,443,261).........$206,478,244

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.54% ..............   1,127,539
                                                                    ------------
NET ASSETS APPLICABLE TO 10,995,494 SHARES ($0.01 PAR VALUE)
 OUTSTANDING; EQUIVALENT TO $18.88 PER SHARE-100.00% ...............$207,605,783
                                                                    ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the
Fund with 50,000,000 shares allocated to the Series.................$172,540,810

Undistributed net investment income.................................   1,380,348
Accumulated net realized gain on investments .......................   7,649,642
Net unrealized appreciation of investments .........................  26,034,983
                                                                    ------------
Total net assets ...................................................$207,605,783
                                                                    ============
------------
* Non-income producing security for the period ended June 30, 1999.
+ Security is partially or fully on loan.
ADR-American Depository Receipt

                             See accompanying notes

                                                                     Delaware-3

Delaware Group Premium Fund, Inc.-
Delaware Balanced Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Interest ..................................................         $ 1,785,268
Dividends .................................................           1,026,374
                                                                    -----------
                                                                      2,811,642
                                                                    -----------
EXPENSES:
Management fees ...........................................             625,848
Accounting and administration .............................              39,778
Professional fees .........................................              14,200
Reports and statements to shareholders ....................              11,950
Registration fees .........................................               5,050
Dividend disbursing and transfer agent
   fees and expenses ......................................               2,815
Custodian fees ............................................               2,300
Directors' fees ...........................................               1,892
Taxes (other than taxes on income) ........................               2,899
Other .....................................................              10,863
                                                                    -----------
                                                                        717,595
                                                                    -----------
Less expenses paid indirectly .............................              (2,337)
                                                                    -----------
Total expenses ............................................             715,258
                                                                    -----------

NET INVESTMENT INCOME .....................................           2,096,384
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments ..........................           7,441,906
Net change in unrealized appreciation /
   depreciation of investments ............................          (9,465,670)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS .........................................          (2,023,764)
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ........................................         $    72,620
                                                                    ===========
                             See accompanying notes

Delaware Group Premium Fund, Inc. -
Delaware Balanced Series
Statements of Changes in Net Assets


                                                Six Months              Year
                                               Ended 6/30/99           Ended
                                                (Unaudited)           12/31/98
                                               -------------          --------
INCREASE IN NET ASSETS FROM
   OPERATIONS:
Net investment income .....................   $  2,096,384         $  3,569,141
Net realized gain on investments ..........      7,441,906            9,851,624
Net change in unrealized appreciation /
   depreciation of investments ............     (9,465,670)          15,510,399
                                              ------------         ------------
Net increase in net assets
   resulting from operations ..............         72,620           28,931,164
                                              ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................     (3,167,586)          (3,221,563)
Net realized gain on investments ..........     (8,349,774)         (12,969,759)
                                              ------------         ------------
                                               (11,517,360)         (16,191,322)
                                              ------------         ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .................     19,341,844           50,954,284
Net asset value of shares issued upon
   reinvestment of distributions from
   net investment income and net realized
   gain on investments ....................     11,517,360           16,191,322
                                              ------------         ------------
                                                30,859,204           67,145,606
Cost of shares repurchased ................    (13,664,205)          (5,705,268)
                                              ------------         ------------
Increase in net assets derived from capital
   share transactions .....................     17,194,999           61,440,338
                                              ------------         ------------

NET INCREASE IN NET ASSETS ................      5,750,259           74,180,180
                                              ------------         ------------

NET ASSETS:
Beginning of period .......................    201,855,524          127,675,344
                                              ------------         ------------
End of period .............................   $207,605,783         $201,855,524
                                              ============         ============

                             See accompanying notes

                                                                     Delaware-4

Delaware Group Premium Fund, Inc.-Delaware Balanced Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                           Six Months
                                                          Ended 6/30/99                     Year Ended December 31,
                                                         (Unaudited)(1)     1998        1997         1996        1995         1994
                                                         --------------------------------------------------------------------------
Net asset value, beginning of period ..................       $20.040     $19.050      $16.640     $15.500      $12.680     $13.330

Income (loss) from investment operations:
Net investment income .................................         0.182       0.349        0.435       0.530        0.509       0.437
Net realized and unrealized gain (loss)
   on investments .....................................        (0.272)      2.831        3.575       1.765        2.761      (0.447)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ......................        (0.090)      3.180        4.010       2.295        3.270      (0.010)
                                                              -------     -------      -------     -------      -------     -------
Less dividends and distributions:
Dividends from net investment income ..................        (0.300)     (0.420)      (0.530)     (0.500)      (0.450)     (0.340)
Distributions from net realized gain
   on investments .....................................        (0.770)     (1.770)      (1.070)     (0.655)        none      (0.300)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .....................        (1.070)     (2.190)      (1.600)     (1.155)      (0.450)     (0.640)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ........................       $18.880     $20.040      $19.050     $16.640      $15.500     $12.680
                                                              =======     =======      =======     =======      =======     =======
Total return ..........................................        (0.14%)     18.62%       26.40%      15.91%       26.58%      (0.15%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...............      $207,606    $201,856     $127,675     $75,402      $63,215     $47,731
Ratio of expenses to average net assets ...............         0.71%       0.70%        0.67%       0.68%        0.69%       0.70%
Ratio of net investment income to average net assets ..         2.08%       2.20%        2.85%       3.56%        3.75%       3.71%
Portfolio turnover ....................................           74%         94%          67%         92%         106%        140%

-------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

                                                                     Delaware-5

Delaware Group Premium Fund, Inc.-Delaware Balanced Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Delaware Balanced Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the lasted quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Delaware Balanced Series will make payments from net investment income quarterly and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $2,337 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no credits for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.60% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors. No reimbursement was due for the period ended June 30, 1999.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

                                                                     Delaware-6

Delaware Balanced Series
Notes to Financial Statements (Continued)

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                 Dividend disbursing          Other
          Investment               transfer agent,           expenses
          management               accounting fees            payable
        fee payable to            and other expenses          to DMC
             DMC                    payable to DSC         and affiliates
        --------------           --------------------      --------------
          $101,199                       None                 $4,168

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .....................................    $70,312,195
   Sales .........................................    $65,370,978

During the six months ended June 30, 1999, the Series made purchases and sales of U.S. government securities as follows:

   Purchases .....................................    $14,643,445
   Sales .........................................     $7,549,117

The cost of investments for federal income tax purposes approximates cost for book purposes.

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series was as follows:

                         Aggregate        Aggregate
     Cost of             unrealized       unrealized       Net unrealized
   investments          appreciation     depreciation       appreciation
   -----------          ------------     ------------      --------------
   $180,443,261          $33,090,394     ($7,055,411)        $26,034,983

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                  Shares issued upon
                                                           reinvestment of distributions
                                                                 from net investment
                                                              income and net realized        Shares          Net
                                       Shares sold               gain on investments       repurchased     increase
                                       -----------         ------------------------------  -----------     --------
Period ended June 30, 1999 ..........    1,028,870                    629,230               (737,090)       921,010
Year ended December 31, 1998 ........    2,757,318                    928,152               (313,121)     3,372,349

5. Credit and Market Risk
The Series may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans my shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

                                                                     Delaware-7

Delaware Balanced Series
Notes to Financial Statements (Continued)

6. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 1999 were as follows:

                    Market value of           Market value of
                  securities on loan            collateral
                  ------------------          ---------------
                     $17,506,094                $17,837,707

Net income from securities lending activities for the six months ended June 30, 1999 was $37,141 and is included in interest income on the statement of operations.

                                                                     Delaware-8

Delaware Group Premium Fund, Inc.-Delaware Balanced Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Delaware Balanced Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                       Shares     Shares Voted
                                       Voted        Withheld
                                        For         Authority       Abstain
                                      ---------   ------------      -------
   Jeffrey J. Nick  ...............   9,878,621      93,287            -
   Walter P. Babich ...............   9,874,265      97,643            -
   John H. Durham .................   9,880,041      91,867            -
   Anthony D. Knerr................   9,835,912     135,996            -
   Ann R. Leven....................   9,851,064     120,844            -
   Thomas F. Madison ..............   9,780,042      91,866            -
   Charles E. Peck ................   9,870,265      97,643            -
   Wayne A. Stork .................   9,880,042      91,866            -
   Jan L. Yeomans .................   9,815,551     156,357            -

2.To approve the reclassification of the investment objective from fundamental to non-fundamental.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,073,939      380,597         517,372

3.To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,291,510      203,320         477,078

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,238,544      246,408         486,956

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,246,972      266,958         457,978

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,219,225      294,705         457,978

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,207,387      303,324         461,197

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,216,573      295,274         460,061

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,225,571      274,534         471,803

4. To approve a new investment management agreement with Delaware Management Company.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,113,445      284,667         573,796

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,412,423      109,567         449,918

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,130,690      233,624         607,594

                                                                     Delaware-9

Delaware Group Premium Fund, Inc.-DelCap Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                          Number of      Market
                                                           Shares        Value
   COMMON STOCK-91.27%
   Banking, Finance & Insurance-12.54%
   Ambac Financial Group ..........................        64,000     $3,656,000
   Capital One Financial ..........................        58,800      3,274,425
   Countrywide Credit .............................        87,600      3,744,900
   PaineWebber Group ..............................       106,600      4,983,550
   Toronto Dominion Bank ..........................        62,800      2,857,400
                                                                      ----------
                                                                      18,516,275
                                                                      ----------
   Cable, Media & Publishing-4.97%
 +*Chancellor Media Class A .......................        44,600      2,457,181
  *Lamar Advertising ..............................        44,700      1,828,509
  +Omnicom Group ..................................        38,100      3,048,000
                                                                      ----------
                                                                       7,333,690
                                                                      ----------
   Computers & Technology-20.32%
  *Acxiom .........................................        89,800      2,242,194
  *Ask Jeeves .....................................         1,800         25,200
  *Citrix Systems .................................        71,400      4,022,944
  *Clarent ........................................         6,300         94,500
  *EToys ..........................................        15,400        628,994
  *Legato Systems .................................        69,600      4,021,575
  *Network Appliance ..............................        87,500      4,891,797
  *New Era of Networks ............................        66,600      2,924,156
  *PMC-Sierra .....................................       120,000      7,076,250
  *SunGard Data Systems ...........................        50,300      1,735,350
  *Stamps.com .....................................        17,400        305,588
  *Veritas Software ...............................        21,300      2,022,834
                                                                      ----------
                                                                      29,991,382
                                                                      ----------
   Consumer Products-7.27%
  *Gemstar International
   Group Limited ..................................       111,500      7,282,344
  *Jones Apparel Group ............................        34,100      1,170,056
  *Tommy Hilfiger .................................        31,000      2,276,563
                                                                      ----------
                                                                      10,728,963
                                                                      ----------
   Electronics & Electrical Equipment-7.94%
  *Altera .........................................        70,400      2,589,400
  *CBS ............................................       100,000      4,343,750
  *CIENA ..........................................        38,500      1,169,438
  *Xilinx .........................................        63,200      3,620,175
                                                                      ----------
                                                                      11,722,763
                                                                      ----------

-------------
Top 10 stocks representing 37.54% of net assets, are in bold.

                                                          Number of      Market
                                                           Shares        Value
   COMMON STOCK (Continued)
   Healthcare & Pharmaceuticals-0.03%
  *Health Management Associates ...................         4,107    $    46,204
                                                                     -----------
                                                                          46,204
                                                                     -----------
   Industrial Machinery-1.43%
  *Applied Materials ..............................        28,600      2,111,931
                                                                     -----------
                                                                       2,111,931
                                                                     -----------
   Leisure, Lodging & Entertainment-12.60%
  *Foodmaker ......................................       100,000      2,837,500
  *Galileo International ..........................        18,500        988,594
  *Outback Steakhouse .............................       131,000      5,137,656
  *Papa John's International ......................        65,100      2,907,122
 +*Prime Hospitality ..............................       139,800      1,677,600
  +Royal Caribbean Cruises ........................        52,600      2,301,250
  *Sun International Hotels .......................        61,300      2,743,175
                                                                     -----------
                                                                      18,592,897
                                                                     -----------
   Retail-11.32%
  *Bed Bath & Beyond ..............................       112,700      4,331,906
 +*Intimate Brands ................................        52,710      2,497,136
  *Kohl's .........................................        47,200      3,643,250
  *Staples ........................................       202,000      6,243,063
                                                                     -----------
                                                                      16,715,355
                                                                     -----------
   Telecommunications-9.59%
  *American Tower .................................       132,100      3,170,400
  *Clear Channel Communications ...................       103,061      7,104,768
 +*Global Crossing Limited ........................        36,351      1,552,869
  *Hispanic Broadcasting ..........................        30,600      2,320,819
                                                                     -----------
                                                                      14,148,856
                                                                     -----------
   Miscellaneous-3.26%
   Cintas .........................................        18,000      1,208,813
   Gatx ...........................................        49,100      1,868,869
  *Waters .........................................        32,600      1,731,875
                                                                     -----------
                                                                       4,809,557
                                                                     -----------
   Total Common Stock
    (cost $93,033,904) ............................                  134,717,873
                                                                     -----------



                                                                        DelCap-1

DelCap Series
Statement of Net Assets (Continued)

                                                       Principal         Market
                                                        Amount           Value
REPURCHASE AGREEMENTS-7.45%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $1,909,000 U.S. Treasury Notes
   5.375% due 2/15/01, market value
   $1,933,248 and $955,000 Treasury
   Notes 6.375% due 9/30/01,
   market value $980,977 and
   $818,000 U.S. Treasury Notes
   6.125% due 12/31/01, market
   value $823,642) .................................   $3,650,000     $3,650,000
With J.P. Morgan Securities 4.70%
   7/1/99 (dated 6/30/99, collateralized
   by $1,054,000 U.S. Treasury Notes
   6.375% due 8/15/02, market value
   $1,093,787 and $955,000 U.S. Treasury Notes
   6.250% due 8/31/02, market value
   $983,985 and $660,000
   U.S. Treasury Notes 5.75% due
   11/30/02, market value $660,345
   and $955,000 U.S Treasury Notes
   5.50% due 1/31/03, market
   value $964,037) .................................    3,627,000      3,627,000
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized
   by $901,000 U.S. Treasury
   Notes 7.125% due 2/29/00,
   market value $932,664 and
   $955,000 U.S. Treasury Notes
   5.625% due 1/31/00, market
   value $958,616 and $1,909,000
   U.S. Treasury Notes 5.75%
   due 11/30/02, market value
   $1,909,672) .....................................   $3,723,000    $ 3,723,000
                                                                     -----------
Total Repurchase Agreements
   (cost $11,000,000) ..............................                 $11,000,000
                                                                     -----------



TOTAL MARKET VALUE OF SECURITIES-98.72% (COST $104,033,904) .....   $145,717,873

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.28% ...........      1,887,791
                                                                    ------------

NET ASSETS APPLICABLE TO 7,452,325 SHARES ($0.01 PAR VALUE)
 OUTSTANDING; EQUIVALENT TO $19.81 PER SHARE-100.00% ............   $147,605,664
                                                                    ============

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to
   the Fund with 50,000,000 shares allocated to the Series ......   $100,229,331
Accumulated net realized gain on investments ....................      5,692,364
Net unrealized appreciation of investments ......................     41,683,969
                                                                    ------------
Total net assets ................................................   $147,605,664
                                                                    ============
------------
 * Non-income producing security for the period ended June 30, 1999.
 + Security is partially or fully on loan.

                             See accompanying notes

                                                                        DelCap-2

Delaware Group Premium Fund, Inc.-
DelCap Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)


INVESTMENT INCOME:
Interest ........................................................    $  259,259
Dividends .......................................................       146,430
                                                                     ----------
                                                                        405,689
                                                                     ----------
EXPENSES:
Management fees .................................................       495,481
Accounting and administration ...................................        14,298
Professional fees ...............................................         3,025
Dividend disbursing and transfer agent fees
 and expenses ...................................................         2,300
Taxes (other than taxes on income) ..............................         1,970
Reports and statements to shareholders ..........................         1,300
Registration fees ...............................................         1,100
Directors' fees .................................................           820
Custodian fees ..................................................           500
Other ...........................................................         1,538
                                                                     ----------
                                                                        522,332

Less expenses paid indirectly ...................................        (1,538)
                                                                     ----------
Total expenses ..................................................       520,794
                                                                     ----------

NET INVESTMENT LOSS .............................................      (115,105)
                                                                     ----------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Net realized gain on investments ................................     6,667,062
Net change in unrealized appreciation /
 depreciation of investments ....................................    10,175,085
                                                                    -----------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS ............................................    16,842,147
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ................................................   $16,727,042
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
DelCap Series
Statements of Changes in Net Assets

                                                      Six Months       Year
                                                    Ended 6/30/99     Ended
                                                     (Unaudited)     12/31/98
                                                    -------------    --------


INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment loss ...............................  $   (115,105) $   (177,043)
Net realized gain on investments ..................     6,667,062     5,972,689
Net change in unrealized appreciation /
   depreciation of investments ....................    10,175,085    14,448,864
                                                     ------------  ------------
Net increase in net assets resulting
   from operations ................................    16,727,042    20,244,510
                                                     ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments ..................    (6,882,148)   (9,882,425)
                                                     ------------  ------------
                                                       (6,882,148)   (9,882,425)
                                                     ------------  ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .........................    15,655,243    19,648,168
Net asset value of shares issued upon
 reinvestment of distributions from
 net realized gain on investments .................     6,882,148     9,882,425
                                                     ------------  ------------
                                                       22,537,391    29,530,593
                                                     ------------  ------------
Cost of shares repurchased ........................   (15,324,320)  (19,799,484)
                                                     ------------  ------------
Increase in net assets derived from
 capital share transactions .......................     7,213,071     9,731,109
                                                     ------------  ------------

NET INCREASE IN NET ASSETS ........................    17,057,965    20,093,194
                                                     ------------  ------------

NET ASSETS:
Beginning of period ...............................   130,547,699   110,454,505
                                                     ------------  ------------
End of period .....................................  $147,605,664  $130,547,699
                                                     ============  ============


                             See accompanying notes



                                                                        DelCap-3

Delaware Group Premium Fund, Inc.-DelCap Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                             Six Months
                                                               Ended
                                                              6/30/99(1)                    Year Ended December 31,
                                                            (Unaudited)     1998         1997        1996        1995        1994
                                                             -----------------------------------------------------------------------

Net asset value, beginning of period .......................  $18.550     $17.270      $15.890     $15.130      $11.750     $12.240

Income (loss) from investment operations:
Net investment income (loss)2 ..............................   (0.010)     (0.026)      (0.010)     (0.015)       0.072       0.069
Net realized and unrealized gain (loss) on investments .....    2.270       2.901        2.260       2.030        3.378      (0.499)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ...........................    2.260       2.875        2.250       2.015        3.450      (0.430)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income .......................     none        none         none      (0.070)      (0.070)     (0.060)
Distributions from net realized gain on investments ........   (1.000)     (1.595)      (0.870)     (1.185)        none        none
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ..........................   (1.000)     (1.595)      (0.870)     (1.255)      (0.070)     (0.060)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period .............................  $19.810     $18.550      $17.270     $15.890      $15.130     $11.750
                                                              =======     =======      =======     =======      =======     =======

Total return ...............................................   13.06%      18.81%       14.90%      14.46%       29.53%      (3.54%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) .................... $147,606    $130,548     $110,455     $79,900      $58,123     $39,344
Ratio of expenses to average net assets ....................    0.79%       0.80%        0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .........    0.79%       0.86%        0.87%       0.82%        0.85%       0.88%
Ratio of net investment income (loss) to average
   net assets ..............................................   (0.17%)     (0.16%)      (0.06%)     (0.11%)       0.61%       0.64%
Ratio of net investment income (loss) to average
   net assets prior to expense limitation and
   expenses paid indirectly ................................   (0.17%)     (0.22%)      (0.13%)     (0.13%)       0.56%       0.56%
Portfolio turnover .........................................      62%        142%         134%         85%          73%         43%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the period ended June 30, 1999 and the years ended December 31, 1997 and 1998 were based on the average shares method.

                             See accompanying notes


                                                                        DelCap-4

Delaware Group Premium Fund, Inc.-DelCap Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Cash Reserve Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The DelCap Series will make payments from net investment income and net realized gain on investments, if any, once a year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Series' average daily net assets. Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $1,538 for the period ended June 30, 1999. The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% of the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.75% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

                                                                        DelCap-5

DelCap Series
Notes to Financial Statements (Continued)

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                                  Dividend disbursing
                               Investment           transfer agent,
                               management           accounting fees
                               fee payable         and other expenses
                                 to DMC             payable to DSC
                               ----------          ------------------
                                 $86,376                 $5,137

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .........................     $77,765,532
   Sales .............................     $85,636,785

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                                     Aggregate       Aggregate
                       Cost of       unrealized      unrealized   Net unrealized
                     investments    appreciation   depreciation    appreciation
                     -----------    ------------   ------------   --------------
                     $104,033,904    $42,850,287   ($1,166,320)     $41,683,967

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                              Shares issued upon
                                                                reinvestment of
                                                           distributions from net
                                                               investment income
                                                            and net realized gain       Shares         Net
                                             Shares sold      on investments         repurchased     increase
                                             -----------   ----------------------    -----------     --------
Six Months Ended June 30, 1999 .........        846,900           404,119              (834,554)       416,465
Year ended December 31, 1998 ...........      1,184,490           657,513            (1,201,127)       640,876

5. Credit and Market Risk
The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

6. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 1999 were as follows:

                            Market value of
                          securities on loan                   Collateral
                          ------------------                   ----------
                             $8,616,132                        $8,761,265

Net income from securities lending activities for the Period ended June 30, 1999 was $48,955 and is included in interest income on the Statement of Operations.

                                                                        DelCap-6

Delaware Group Premium Fund, Inc.-DelCap Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc.-- DelCap Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                                          Shares    Shares Voted
                                                          Voted       Withheld
                                                           For       Authority
                                                        ---------    -----------
   Jeffrey J. Nick .............................        6,872,048     164,140
   Walter P. Babich ............................        6,875,633     160,556
   John H. Durham ..............................        6,879,353     156,836
   Anthony D. Knerr ............................        6,874,686     161,503
   Ann R. Leven ................................        6,879,082     157,107
   Thomas F. Madison ...........................        6,879,353     156,836
   Charles E. Peck .............................        6,875,295     160,894
   Wayne A. Stork ..............................        6,879,014     157,174
   Jan L. Yeomans ..............................        6,878,744     157,445

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,285,329       245,297       505,563

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,399,422       193,222       443,545

3B. Too adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,351,472       242,322       442,396

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                           6,379,809      232,786       423,594

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,345,858       260,650       429,681

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,351,810       255,171       429,208

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,357,762       256,659       421,768

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,370,747       226,766       438,676

4. To approve a new investment management agreement with Delaware Management Company.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,375,616       214,322       446,251

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,616,404        51,602       368,183

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,435,965       145,880       454,344


                                                                        DelCap-7

Delaware Group Premium Fund, Inc.-Delchester Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                         Principal      Market
                                                          Amount        Value
 CORPORATE BONDS-72.17%
 Aerospace & Defense-0.44%
 Federal Data sr sub nts 10.125% 8/1/05 ..........     $  550,000     $  533,500
                                                                      ----------
                                                                         533,500
                                                                      ----------
 Automobiles & Automotive Parts-1.64%
 ADV Accessory/AAS Capital sr sub nts
   9.75% 10/1/07 .................................        650,000        611,000
 Federal Mogul nts 7.50% 1/15/09 .................        225,000        208,406
 Hayes Lemmerz International
   co guarantee 8.25% 12/15/08 ...................        500,000        472,500
 Stanadyne Automotive sr sub nts
   10.25% 12/15/07 ...............................        800,000        696,000
                                                                      ----------
                                                                       1,987,906
                                                                      ----------
 Banking, Finance & Insurance-0.64%
 Willis Corroon sr sub nts 9.00% 2/1/09 ..........        800,000        776,000
                                                                      ----------
                                                                         776,000
                                                                      ----------
 Buildings & Materials-3.83%
 Clark Materials Handling unsec sr nts
   10.75% 11/15/06 ...............................        500,000        445,000
 Collins & Aikman Floorcovers sr sub nts
   10.00% 1/15/07 ................................        200,000        202,000
 Falcon Products sr sub nts
   11.375% 6/15/09 ...............................        400,000        402,000
 Formica sr sub nts 10.875% 3/1/09 ...............        800,000        784,000
 K Hovnanian Entrprises co guarantee
   9.125% 5/1/09 .................................        700,000        689,500
 Nortek sr nts 9.25% 3/15/07 .....................        500,000        502,500
 Standard Pacific sr notes 8.50% 4/15/09 .........        900,000        888,750
 WESCO Distribution co guarantee
   9.125% 6/1/08 .................................        750,000        729,375
                                                                      ----------
                                                                       4,643,125
                                                                      ----------
 Cable Media & Publishing-6.28%
+21st Century Telecom Group sr disc notes
 12.25% 2/15/08 ..................................        700,000        295,750
 Adelphia Communications sr nts
   7.875% 5/1/09 .................................      1,000,000        930,000
 Charter Communications sr nts
   8.625% 4/1/09 .................................      1,000,000        962,500
 Echostar DBS sr nts 9.25% 1/2/06 ................        925,000        943,500
 Mail-Well sr sub nts 8.75% 12/15/08 .............      1,000,000        975,000
 Pegasus Communications sr nts
   9.625% 10/15/05 ...............................        250,000        245,625
 PREMIER GRAPHICS sr nts
   11.50% 12/1/05 ................................        400,000        390,000
+PX Escrow sr disc nts 9.625% 2/1/06 .............        750,000        469,688
 Sinclair Broadcasting Group sr sub nts
   8.75% 12/15/07 ................................      1,200,000      1,179,000
 Sullivan Graphics sr sub nts
   12.75% 8/1/05 .................................        250,000        258,750
+United International Holdings sr disc nts
   10.75% 2/15/08 ................................        700,000        465,500
 Young Broadcasting co guarantee
   8.75% 6/15/07 .................................        500,000        488,750
                                                                      ----------
                                                                       7,604,063
                                                                      ----------

                                                        Principal       Market
                                                         Amount         Value
 CORPORATE BONDS-(Continued)
 Chemicals-3.44%
 Aqua Chemical sr sub nts 11.25% 7/1/08 ..........     $  800,000     $  592,000
 Brunner Mond Group sr sub nts
   11.00% 7/15/08 ................................        400,000        254,000
 Geo Specialty Chemicals sr sub nts
   10.125% 8/1/08 ................................        200,000        192,000
 Huntsman sr sub nts 9.50% 7/1/07 ................        400,000        388,000
 Koppers Industries unsec sr sub nts
   9.875% 12/1/07 ................................        500,000        510,625
 LaRoche Industries sr sub nts
   9.50% 9/15/07 .................................      1,500,000      1,200,000
 Lyondell Chemical sr sub nts
   10.875% 5/1/09 ................................        500,000        521,250
 ZSC Specialty Chemicals sr nts
   11.00% 7/1/09 .................................        500,000        505,000
                                                                      ----------
                                                                       4,162,875
                                                                      ----------
 Computers & Technology-1.68%
+Cellnet Data Systems sr disc nts
   14.00% 10/1/07 ................................      1,000,000        420,000
 PSINet sr nts 10.00% 2/15/05 ....................      1,340,000      1,343,350
 Statia Terminals mtg nts
   11.75% 11/15/03 ...............................        250,000        273,750
                                                                      ----------
                                                                       2,037,100
                                                                      ----------
 Consumer Products-5.19%
 Albecca sr sub nts 10.75% 8/15/08 ...............        500,000        420,000
 Derby Cycle sr unsec nts
   10.00% 5/15/08 ................................      1,300,000      1,053,000
 Desa International sr sub nts
   9.875% 12/15/07 ...............................      1,115,000        858,550
 Drypers sr nts 10.25% 6/15/07 ...................        500,000        402,500
 Home Interiors and Gifts sr sub nts
   10.125% 6/1/08 ................................      1,450,000      1,450,000
 Iron Age co guarantee 9.875% 5/1/08 .............      1,000,000        760,000
+Iron Age sr disc nts 12.125% 5/1/09 .............        500,000        170,000
 Outboard Marine co guarantee
   10.75% 6/1/08 .................................        850,000        586,500
 Riddell Sports sr unsec sub nts
   10.50% 7/15/07 ................................        400,000        364,000
 Spinnaker Industries sr nts
   10.75% 10/15/06 ...............................        300,000        225,000
                                                                      ----------
                                                                       6,289,550
                                                                      ----------
 Electronics & Electrical Equipment-0.94%
 Amkor Technologies sr nts 9.25% 5/1/06 ..........      1,000,000        973,750
+Electronic Retailing Systems
  sr disc nts 13.25% 2/1/04 ......................        500,000        162,500
                                                                      ----------
                                                                       1,136,250
                                                                      ----------
 Energy-1.38%
 Michael Petroleum sr nts 11.50% 4/1/05 ..........        225,000        119,250
 RBF Finance co guarantee
   11.375% 3/15/09 ...............................        875,000        905,625
+Universal Compression sr disc nts
   9.875% 2/15/08 ................................      1,000,000        650,000
                                                                      ----------
                                                                       1,674,875
                                                                      ----------

                                                                    Delchester-1

Delchester Series
Statement of Net Assets (Continued)


                                                        Principal       Market
                                                         Amount         Value
 CORPORATE BONDS (Continued)
 Food, Beverage & Tobacco-4.40%
 Ameriking sr nts 10.75% 12/1/06 ...............      $  200,000      $  212,000
 Ameriserve Food sr sub nts
   10.125% 7/15/07 .............................       1,000,000         850,000
 Canandaigua Brands co guarantee
   8.50% 3/1/09 ................................       1,000,000         972,500
 Carrols sr sub nts 9.50% 12/1/08 ..............         800,000         766,000
 CKE Restuarants sr sub nts
   9.125% 5/1/09 ...............................         500,000         465,000
 Core-Mark International sr sub nts
   11.375% 9/15/03 .............................         200,000         196,000
+Del Monte Foods 12.50% 12/15/07 ...............         581,000         435,750
 DiGiorgio sr nts 10.00% 6/15/07 ...............         650,000         628,875
 Fresh Foods co guarantee
   10.75% 6/1/06 ...............................         800,000         802,000
                                                                      ----------
                                                                       5,328,125
                                                                      ----------
 Healthcare & Pharmaceuticals-2.87%
+Alaris Medical sr disc nts
   11.125% 8/1/08 ..............................       1,435,000         789,250
 Alliance Imaging sr sub nts
   9.625% 12/15/05 .............................         500,000         496,875
 Dynacare sr nts 10.75% 1/15/06 ................         300,000         306,000
 Insight Health Services co guarantee
   9.625% 6/15/08 ..............................       1,000,000         960,000
 Kinetic Concepts sr sub nts
   9.625% 11/1/07 ..............................       1,000,000         922,500
                                                                      ----------
                                                                       3,474,625
                                                                      ----------
 Industrial Machinery-2.12%
 Burke Industries unsec sr nts
   10.00% 8/15/07 ..............................         500,000         380,000
 Safety Components International
   sr sub nts 10.125% 7/15/07 ..................         600,000         540,000
 Tokheim sr sub nts 11.375% 8/1/08 .............         700,000         658,000
 United Rentals nts 9.00% 4/1/09 ...............       1,000,000         990,000
                                                                      ----------
                                                                       2,568,000
                                                                      ----------
 Leisure, Lodging & Entertainment-5.37%
+Aladdin Gaming units 13.50% 3/1/10 ............       1,250,000         575,000
 Florida Panthers sr sub nts
   9.875% 4/15/09 ..............................       1,250,000       1,200,000
 HMH Properties sr nts 8.45% 12/1/08 ...........         825,000         783,750
 Harrahs Operating co guarantee
   7.875% 12/15/05 .............................         400,000         388,000
 Horseshoe Gaming sr sub nts
   8.625% 5/15/09 ..............................       1,000,000         970,000
 Hollywood Park 9.250% 2/15/07 .................         400,000         396,000
 Mohegan Tribal Gaming unsec
   sr sub nts 8.75% 1/1/09 .....................         750,000         742,500
 Park Place Entertainment unsec
   sr sub nts 7.875% 12/15/05 ..................         600,000         571,500
 United Artists Theatre sr sub nts
   9.75% 4/15/08 ...............................       1,175,000         881,250
                                                                      ----------
                                                                       6,508,000
                                                                      ----------

                                                        Principal       Market
                                                         Amount         Value
 CORPORATE BONDS (Continued)
 Metals & Mining-4.69%
 AK Steel sr nts 7.875% 2/15/09 ................      $  700,000      $  679,000
 Algoma Steel mtg nts 12.375% 7/15/05 ..........         950,000         931,000
 Doe Run Resources co guarantee
   11.25% 3/15/05 ..............................       1,200,000       1,092,000
 Great Lakes Carbon co guarantee
   10.25% 5/15/08 ..............................         750,000         765,000
 Jorgensen Earle sr nts 9.50% 4/1/05 ...........         800,000         760,000
 Metallurg co guarantee 11.00% 12/7/07 .........       1,000,000         980,000
 Republic Engineered Steel mtg nts
   9.875% 12/15/01 .............................         450,000         469,125
                                                                      ----------
                                                                       5,676,125
                                                                      ----------
 Paper & Forest Products-0.85%
 Fibermark sr nts 9.375% 10/15/06 ..............         400,000         407,500
 MAXXAM Group sr sec nts
   12.000% 8/1/03 ..............................         600,000         621,000
                                                                      ----------
                                                                       1,028,500
                                                                      ----------
 Retail-3.12%
 Advance Stores sr sub nts
   10.25% 4/15/08 ..............................         800,000         770,000
 Fleming sr sub nts 10.50% 12/1/04 .............         500,000         475,000
 Frank's Nursery & Crafts sr sub nts
   10.25% 3/1/08 ...............................         800,000         799,000
 Jitney-Jungle Stores unsec sr sub nts
   10.375% 9/15/07 .............................       1,300,000         598,000
 Just for Feet sr sub nts 11.00% 5/1/09 ........         500,000         330,000
 Leslie's Poolmart sr nts
   10.375% 7/15/04 .............................         500,000         520,000
 St John Knits sr sub nts 12.50% 7/1/09 ........         300,000         295,848
                                                                      ----------
                                                                       3,787,848
                                                                      ----------
 Telecommunications-17.16%
 AMSC Acquisition sr nts 12.25% 4/1/08 .........         650,000         507,000
 Arch Communications sr nts
   12.75% 7/1/07 ...............................         800,000         688,000
 Arch Escrow sr nts 13.75% 4/15/08 .............         500,000         450,000
 BTI Telecom sr nts 10.50% 9/15/07 .............         600,000         540,000
+Call-Net Enterprises sr disc nts
   10.80% 5/15/09 ..............................       1,250,000         693,750
 Covad Communications Group sr nts
   12.50% 2/15/09 ..............................         250,000         241,250
+Econophone sr disc nts 11.00% 2/15/08 .........       1,300,000         728,000
+GST USA sr disc nts 13.875% 12/15/05 ..........       1,000,000         825,000
 Hyperion Telecommunications sr nts
   12.25% 9/1/04 ...............................         750,000         793,125
 Intermedia Communications sr nts
   9.50% 3/1/09 ................................         800,000         776,000
+KMC Telecom Holdings sr disc nts
   12.50% 2/15/08 ..............................       2,500,000       1,337,500
 Level 3 Communications sr nts
   9.125% 5/1/08 ...............................       1,300,000       1,283,750
 McLeodUSA sr nts 8.125% 2/15/09 ...............       1,000,000         940,000
 Metrocall unsec sr sub nts
   10.375% 10/1/07 .............................       1,275,000         930,750

                                                                    Delchester-2

Delchester Series
Statement of Net Assets (Continued)


                                                       Principal        Market
                                                         Amount         Value
 CORPORATE BONDS (Continued)
 Telecommunications (Continued)
 Metromedia Fiber sr nts
   10.00% 11/15/08 .............................     $   350,000     $   360,500
+Microcell Telecommunications
   sr disc nts 14.00% 6/1/06 ...................       1,260,000       1,017,450
+NEXTEL Communications
   sr disc nts 9.95% 2/15/08 ...................       2,000,000       1,385,000
 Nextlink Communications
   sr nts 9.625% 10/1/07 .......................         800,000         780,000
 Pathnet sr nts 12.25% 4/15/08 .................         300,000         174,000
+RCN sr disc nts 9.80% 2/15/08 .................         900,000         571,500
+RCN sr disc nts 11.125% 10/15/07 ..............       1,000,000         672,500
 RCN sr nts 10.00% 10/15/07 ....................         200,000         202,000
+Rhythms Netconnections Units
   13.50% 5/15/08 ..............................         450,000         234,000
 Rhythms Netconnections
   12.75% 4/15/09 ..............................         250,000         235,625
+Telecorp PCS sr disc nts
   11.625% 4/15/09 .............................       1,500,000         840,000
+Teligent sr disc nts 11.50% 3/1/08 ............       1,750,000       1,080,625
 Teligent sr nts 11.50% 12/1/07 ................       1,300,000       1,335,750
 USA Mobile Communication sr nts
   14.00% 11/1/04 ..............................         500,000         485,000
+Viatel units 12.50% 4/15/08 ...................       1,050,000         674,625
                                                                     -----------
                                                                      20,782,700
                                                                     -----------
 Textiles, Apparel & Furniture-0.77%
 Globe Manufacturing sr sub nts
   10.00% 8/1/08 ...............................         550,000         418,000
 Grove Worldwide sr sub nts
   9.25% 5/1/08 ................................         600,000         516,000
                                                                     -----------
                                                                         934,000
                                                                     -----------
 Transportation & Shipping-2.09%
 ATLAS AIR sr nts 9.25% 4/15/08 ................         750,000         721,875
 Continental Airlines nts
   8.00% 12/15/05 ..............................         500,000         475,000
 First Wave Marine sr nts 11.00% 2/1/08 ........         900,000         851,625
 Millenium Seacarriers units
   12.00% 7/15/05 ..............................         200,000         146,000
 Navigator Gas Transport nts
   10.50% 6/30/07 ..............................         400,000         200,000
 Navigator Gas Transport units
   12.00% 6/30/07 ..............................         400,000         132,000
                                                                     -----------
                                                                       2,526,500
                                                                     -----------
 Utilities-1.00%
 Trench Electric & Trench co guarantee
   10.25% 12/15/07 .............................       1,250,000       1,212,500
                                                                     -----------
                                                                       1,212,500
                                                                     -----------

                                                    Principal           Market
                                                      Amount            Value
 CORPORATE BONDS (Continued)
 Miscellaneous-2.27%
 Building One Services sr sub nts
   10.50% 5/1/09 ...............................   $   200,000       $   190,000
 Group Maintenance sr sub nts
   9.750% 1/15/09 ..............................       525,000           519,750
 Indesco International sr sub nts
   9.75% 4/15/08 ...............................       500,000           330,000
 Lear Corp sr nts 8.11% 5/15/09 ................     1,500,000         1,436,250
 Protection One sr sub nts
   8.125% 1/15/09 ..............................       200,000           190,000
+Spin Cycle units 12.75% 5/1/05 ................       500,000            90,000
                                                                     -----------
                                                                       2,756,000
                                                                     -----------
 Total Corporate Bonds
   (cost $96,403,117) ..........................                      87,428,167
                                                                     -----------
                                                         Number
                                                        of Shares
 PREFERRED STOCK-1.12%
 Dobson Communications .........................             299         302,071
 Eagle-Picher Holdings .........................           9,000         477,000
 Nebco Evans Holding pik .......................           4,586         183,458
 Pegasus Communications pik ....................           1,046         110,889
 PEGASUS Communications Unit ...................           2,500         280,000
 TCR Holdings Class B ..........................           3,802             228
 TCR Holdings Class C ..........................           2,091             117
 TCR Holdings Class D ..........................           5,512             292
 TCR Holdings Class E ..........................          11,405             719
                                                                     -----------
 Total Preferred Stock
 (cost $1,608,286) .............................                       1,354,774
                                                                     -----------

 CONVERTIBLE PREFERRED STOCK-0.35%
 E.Spire Communications pik ....................           8,071         422,516
                                                                     -----------
 Total Convertible Preferred Stock
   (cost $788,504) .............................                         422,516
                                                                     -----------
 RIGHTS & WARRANTS-0.88%
*Aladdin Gaming ................................          12,500              13
*American Banknote .............................          18,723          15,000
*American Mobile Satellite .....................           3,569          38,000
*Cellnet Data Systems ..........................          13,671          10,500
*Electronic Retailing System ...................             500              63
*Gothic Energy .................................           1,400           1,400
*KMC Telecom Holdings ..........................           1,500          37,500
*Nextel International ..........................              31             750
*Pathnet .......................................             300           3,000
*Rhythms Netconnections ........................          22,848         934,626
*Terex Appreciation ............................             800          19,200
                                                                     -----------
 Total Rights & Warrants
   (cost $113,816) .............................                       1,060,052
                                                                     -----------

                                                                    Delchester-3

Delchester Series
Statement of Net Assets (Continued)

                                                      Principal        Market
                                                        Amount         Value
REPURCHASE AGREEMENTS-23.54%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $4,950,000 U.S. Treasury Notes
   5.375% due 2/15/01, market value
   $5,025,019 and $2,475,000
   U.S. Treasury Notes 6.375% due
   9/30/01, market value $2,543,506
   and $2,121,000 U.S. Treasury Notes
   6.125% due 12/31/01, market
   value $2,135,561) ...........................     $ 9,464,000     $ 9,464,000
With J.P. Morgan Securities 4.70%
   7/1/99 (dated 6/30/99, collateralized
   by $2,733,000 U.S. Treasury Notes
   6.375% due 8/15/02, market value
   $2,836,001 and $2,475,000 U.S.
   Treasury Notes 6.25% due 8/31/02,
   market value $2,551,304 and
   $1,712,000 U.S. Treasury Notes
   5.75% due 11/30/02, market
   value $1,712,162 and $2,475,000
   U.S. Treaury Notes 5.50% due
   1/31/03, market value $2,499,582) ...........       9,406,000       9,406,000

                                                      Principal        Market
                                                        Amount         Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $2,336,000 U.S. Treasury Notes
   7.125% due 2/29/00, market
   value $2,418,237 and $2,475,000
   U.S. Treasury Notes 5.625% due
   11/30/00, market value $2,485,526
   and $4,950,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market
   value $4,951,450) ...........................     $ 9,652,000    $ 9,652,000
                                                                   -------------
Total Repurchase Agreements
   (cost $28,522,000) ..........................                     28,522,000
                                                                   -------------

TOTAL MARKET VALUE OF SECURITIES-98.06% (cost $127,435,723) ...... $118,787,509

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.94% ............    2,356,130
                                                                   ------------
NET ASSETS APPLICABLE TO 15,016,018 SHARES ($0.01 Par Value)
   OUTSTANDING; EQUIVALENT TO $8.07 PER SHARE-100.00% ............ $121,143,639
                                                                   ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with 50,000,000 shares allocated to the Series ..... $138,518,550
Undistributed net investment income ..............................       48,090
Accumulated net realized loss on investments .....................   (8,774,787)
Net unrealized depreciation on investments .......................   (8,648,214)
                                                                   ------------
Total net assets ................................................. $121,143,639
                                                                   ============
----------
* Non-income producing security for the period ended June 30, 1999
+ Zero coupon security as of June 30, 1999. The coupon shown is the step up rate.

Summary of Abbreviations:
co guarantee - company guaranteed
disc - discount
mtg - mortgage
nts - notes
pik - pay-in-kind
sr - senior
sub - subordinated
unsec - unsecured

                             See accompanying notes

                                                                    Delchester-4

Delaware Group Premium Fund, Inc.-
Delchester Series
Statement of Operations
Six months ended June 30, 1999 (Unaudited)


INVESTMENT INCOME:
Interest ...................................................        $ 6,013,251
Dividends ..................................................            138,951
                                                                    -----------
                                                                      6,152,202
                                                                    -----------

EXPENSES:
Management fees ............................................            380,793
Accounting and administration ..............................             27,908
Professional fees ..........................................              6,099
Taxes (other than taxes on income) .........................              4,100
Registration fees ..........................................              1,738
Reports and statements to shareholders .....................              1,442
Directors' fees ............................................              1,207
Dividend disbursing and transfer agent fees
   and expenses ............................................                711
Other ......................................................              3,991
                                                                    -----------
                                                                        427,989
                                                                    -----------
Less expenses paid in directly .............................             (1,422)
Total expenses .............................................            426,567
                                                                    -----------

NET INVESTMENT INCOME ......................................          5,725,635
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized loss on investments ...........................         (7,469,976)
Net change in unrealized appreciation /
   depreciation of investments .............................          2,397,026
                                                                    -----------
NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS .....................................         (5,072,950)
                                                                    -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................        $   652,685
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Delchester Series
Statements of Changes in Net Assets

                                                   Six Months           Year
                                                  Ended 6/30/99         Ended
                                                   (Unaudited)        12/31/98
                                                  -------------       --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ........................     $ 5,725,635    $  11,358,280
Net realized loss on investments .............      (7,469,976)        (577,975)
Net change in unrealized appreciation /
   depreciation of investments ...............       2,397,026      (13,468,140)
                                                   -----------    -------------
Net increase (decrease) in net assets
   resulting from operations .................         652,685       (2,687,835)
                                                   -----------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ........................      (5,795,668)     (11,317,743)
Net realized gain on investments .............        (726,836)         (32,038)
                                                   -----------    -------------
                                                    (6,522,504)     (11,349,781)
                                                   -----------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ....................      17,048,061       45,702,613
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments .......................       6,593,911       11,048,248
                                                   -----------    -------------
                                                    23,641,972       56,750,861
Cost of shares repurchased ...................     (17,336,786)     (20,879,855)
                                                   -----------    -------------
Increase in net assets derived from
   capital share transactions ................       6,305,186       35,871,006
                                                   -----------    -------------

NET INCREASE IN NET ASSETS ...................         435,367       21,833,390
                                                   -----------    -------------

NET ASSETS:
Beginning of period ..........................     120,708,272       98,874,882
                                                   -----------    -------------
End of period ................................    $121,143,639     $120,708,272
                                                  ============    =============

                             See accompanying notes

                                                                    Delchester-5

Delaware Group Premium Fund, Inc.-Delchester Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                            Six Months
                                                           Ended 6/30/99                   Year Ended December 31,
                                                          (Unaudited)(1)    1998         1997        1996        1995         1994
                                                          --------------------------------------------------------------------------
Net asset value, beginning of period .....................     $8.460      $9.510       $9.170      $8.940       $8.540      $9.770

Income (loss) from investment operations:
Net investment income ....................................      0.386       0.906        0.863       0.853        0.872       0.962
Net realized and unrealized gain (loss) on investments ...     (0.335)     (1.048)       0.332       0.230        0.400      (1.230)
                                                               ------     -------       ------      ------       ------      ------
Total from investment operations .........................      0.051      (0.142)       1.195       1.083        1.272      (0.268)
                                                               ------     -------       ------      ------       ------      ------
Less dividends and distributions:
Dividends from net investment income .....................     (0.391)     (0.905)      (0.855)     (0.853)      (0.872)     (0.962)
Distributions from net realized gain on investments ......     (0.050)     (0.003)        none        none         none        none
                                                               ------     -------       ------      ------       ------      ------
Total dividends and distributions ........................     (0.441)     (0.908)      (0.855)     (0.853)      (0.872)     (0.962)
                                                               ------     -------       ------      ------       ------      ------

Net asset value, end of period ...........................     $8.070      $8.460       $9.510      $9.170       $8.940      $8.540
                                                               ======      ======       ======      ======       ======      ======
Total return .............................................      0.57%      (1.83%)      13.63%      12.79%       15.50%      (2.87%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................   $121,144    $120,708      $98,875     $67,665      $56,605     $43,686
Ratio of expenses to average net assets ..................      0.70%       0.70%        0.70%       0.70%        0.69%       0.72%
Ratio of net investment income to average net assets .....      9.34%       9.85%        9.24%       9.54%        9.87%      10.56%
Portfolio turnover .......................................        92%         86%         121%         93%          74%         47%

----------
(1)Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

                                                                    Delchester-6

Delaware Group Premium Fund, Inc.-Delchester Series
Notes to Financial Statements
June 30, 1999 (Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Delchester Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the lasted quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Delchester Series declares dividends daily from net investment income and pays such dividends monthly. Distributions from net realized gain on investments, if any, normally will be distributed following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $1,422 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no credits for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.65% of the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.60% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999. No reimbursement was due for the period ended June 30, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

                                                                    Delchester-7

Delchester Series
Notes to Financial Statements (Continued)


On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                                 Dividend disbursing        Other
                                  Investment        transfer agent,         expenses
                                  management       accounting fees          payable
                                fee payable to    and other expenses         to DMC
                                     DMC            payable to DSC        and affiliates
                                --------------     -------------------    --------------
                                    $51,047             $3,447               $12,073

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .....................  $45,433,225
   Sales .........................  $56,598,457

The cost of investments for federal income tax purposes approximates cost for book purposes.

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                                                        Aggregate             Aggregate
                                     Cost of           unrealized             unrealized      Net unrealized
                                   investments        appreciation           depreciation      depreciation
                                  ------------        ------------           ------------     --------------
                                  $127,445,974         $1,445,005           ($10,103,470)      ($8,658,465)

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

                                      Year of
                                    expiration
                                       2006
                                    ----------
                                     $567,724

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                    Shares issued upon
                                                      reinvestment of
                                                  distributions from net
                                                     investment income
                                                   and net realized gain        Shares             Net
                                    Shares sold      on investments           repurchased        increase
                                    -----------   ----------------------      -----------        --------
Period ended June 30, 1999.......    2,043,285           791,313              (2,083,107)         751,491
Year ended December 31, 1998.....    4,940,859         1,206,292              (2,277,223)       3,869,928

5. Credit and Market Risk
The Series may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

                                                                    Delchester-8

Delaware Group Premium Fund, Inc.-Delchester Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Delchester Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                                          Shares   Shares Voted
                                                          Voted      Withheld
                                                           For       Authority
                                                          ------   ------------
   Jeffrey J. Nick ..................................  13,843,382     216,809
   Walter P. Babich .................................  13,843,382     216,809
   John H. Durham ...................................  13,843,382     216,809
   Anthony D. Knerr .................................  13,795,552     264,638
   Ann R. Leven .....................................  13,792,268     267,923
   Thomas F. Madison ................................  13,843,382     216,809
   Charles E. Peck ..................................  13,842,462     217,729
   Wayne A. Stork ...................................  13,842,462     217,729
   Jan L. Yeomans ...................................  13,755,213     304,978

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                         12,568,488     414,390     1,077,313

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          12,812,366    276,683      971,142

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          12,628,205    437,516      994,470

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          12,791,271    271,690      997,230

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                           12,656,587   421,617      981,987

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                           12,618,875   447,765      993,551

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                           12,675,902   384,037     1,000,252

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          12,742,128    304,671     1,013,392

4. To approve a new investment management agreement with Delaware Management Company.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                         12,800,995     265,777      993,419

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          13,247,456     51,640      761,095

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          12,764,725    200,384     1,095,082

                                                                    Delchester-9

Delaware Group Premium Fund, Inc.-Devon Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                    Number      Market
                                                  of Shares     Value
 COMMON STOCK-92.94%
 Automobiles & Automotive Parts-2.94%
 Danaher ........................................   19,100   $ 1,110,188
 Federal Signal .................................   77,900     1,650,506
                                                             -----------
                                                               2,760,694
                                                             -----------
 Banking, Finance & Insurance-14.60%
 AFLAC ..........................................   30,300     1,450,613
 American International Group ...................   10,725     1,255,495
 Bank One .......................................   29,600     1,763,050
 Compass Bancshares .............................   31,100       848,447
 Equifax ........................................   67,800     2,419,613
 Federal Home Loan Mortgage .....................   36,500     2,117,000
 Nationwide Financial Services-Class A ..........   31,000     1,402,750
 Protective Life ................................   22,300       735,900
 Unionbancal Corporation ........................   25,500       921,188
*Unum ...........................................   14,600       799,350
                                                             -----------
                                                              13,713,406
                                                             -----------
 Buildings & Materials-4.47%
 Masco ..........................................  105,600     3,049,200
 Premark International ..........................   30,600     1,147,500
                                                             -----------
                                                               4,196,700
                                                             -----------
 Cable, Media & Publishing-0.48%
 Wallace Computer Services ......................   18,000       450,000
                                                             -----------
                                                                 450,000
                                                             -----------
 Chemicals-1.18%
 Valspar ........................................   29,200     1,109,600
                                                              ----------
                                                               1,109,600
                                                              ----------
 Computers & Technology-8.45%
 Computer Associates International ..............   32,200     1,771,000
 Hewlett-Packard ................................   31,200     3,135,600
 International Business Machines ................   14,800     1,912,900
*SunGard Data Systems ...........................   32,500     1,121,250
                                                              ----------
                                                               7,940,750
                                                              ----------
 Consumer Products-3.23%
 Dial ...........................................   81,600     3,034,500
                                                              ----------
                                                               3,034,500
                                                              ----------
 Electronics & Electrical Equipment-8.13%
 Honeywell ......................................   16,000     1,854,000
 Intel ..........................................   20,400     1,213,163
 Pittston Brink's Group .........................   24,300       650,025
 Symbol Technologies ............................   81,825     3,017,297
 Teleflex .......................................   20,700       899,156
                                                              ----------
                                                               7,633,641
                                                              ----------
 Energy-4.96%
 Anadarko Petroleum .............................   12,000       441,750
 BP Amoco plc - ADR .............................   10,118     1,097,803
*Compagnie Francaise de Petroleum ...............   20,000     1,288,750
 Schlumberger Limited ...........................   14,300       910,731
 Unocal .........................................   23,100       915,338
                                                              ----------
                                                               4,654,372
                                                              ----------
 Environmental Services-3.64%
 Ecolab .........................................   78,300     3,415,838
                                                             -----------
                                                               3,415,838
                                                             -----------
 Food, Beverage & Tobacco-3.51%
 Bestfoods ......................................   17,700       876,150
 Suiza Foods ....................................   28,600     1,197,625
 Universal Foods ................................   58,000     1,225,250
                                                              ----------
                                                               3,299,025
                                                              ----------

----------
 Top 10 stocks representing 33.33% of net assets, are in bold

                                                    Number      Market
                                                   of Shares     Value
 COMMON STOCK (Continued)
 Healthcare & Pharmaceuticals-11.06%
 Astrazeneca - ADR .............................    18,500   $   724,969
 American Home Products ........................    49,300     2,834,750
*Biomet ........................................    29,500     1,170,781
 Johnson & Johnson .............................    14,000     1,372,000
 Mylan Laboratories ............................   115,700     3,066,050
*Watson Pharmaceutical .........................    34,700     1,216,669
                                                              ----------
                                                              10,385,219
                                                              ----------
 Leisure, Lodging & Entertainment-1.25%
 Viad ..........................................    38,100     1,178,719
                                                              ----------
                                                               1,178,719
                                                              ----------
 Real Estate-1.87%
 CarrAmerica Realty ............................    17,400       435,000
 Developers Diversified Realty .................    38,300       636,738
 Nationwide Health Properties ..................    12,800       244,000
 Sun Communities ...............................    12,500       443,750
                                                              ----------
                                                               1,759,488
                                                              ----------
 Retail-4.97%
 Food Lion-Class A .............................    75,500       898,922
 Intimate Brands ...............................    34,125     1,616,672
 Rite Aid ......................................    37,600       925,900
 Sherwin-Williams ..............................    36,000       999,000
 Storage USA ...................................     7,100       226,313
                                                              ----------
                                                               4,666,807
                                                              ----------
 Telecommunications-7.75%
 Alltel ........................................    16,500     1,179,750
 Cincinnati Bell ...............................    40,000       997,500
 GTE ...........................................    13,500     1,021,781
 Nortel Networks ...............................     6,400       555,600
 SBC Communications ............................    60,800     3,526,400
                                                              ----------
                                                               7,281,031
                                                              ----------
 Textiles, Apparel & Furniture-2.55%
 HON Industries ................................    48,000     1,401,000
 Hillenbrand Industries ........................    23,000       994,750
                                                              ----------
                                                               2,395,750
                                                              ----------
 Utilities-0.63%
 CMS Energy ....................................    14,200       594,647
                                                              ----------
                                                                 594,647
                                                              ----------
 Miscellaneous-7.27%
 Pentair .......................................    18,700       855,525
 Stewart Enterprises ...........................   148,800     2,162,250
 Tyco International ............................    40,200     3,808,950
                                                              ----------
                                                               6,826,725
                                                              ----------
 Total Common Stock
  (cost $77,012,177) ...........................              87,296,912
                                                              ----------

 CONVERTIBLE PREFERRED STOCK-1.31%
 Freeport McMoRan Copper & Gold ................    21,800       408,750
 Sealed Air ....................................    13,090       818,125
                                                              ----------
 Total Convertible Preferred Stock
  (cost $1,226,875) ............................               1,226,875
                                                              ----------



                                                                         Devon-1

Devon Series
Statement of Net Assets (Continued)


                                                        Principal     Market
                                                         Amount       Value
REPURCHASE AGREEMENTS-7.22%
With Chase Manhatten 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $1,177,000 U.S. Treasury Notes
   5.375% due 2/15/01, market value
   $1,195,246 and $504,000
   U.S. Treasury Notes 6.125% due
   12/31/01, market value $507,962
   and $589,000 U.S. Treasury Notes
   6.375% due 9/30/01, market
   value $604,996)..................................   $2,251,000  $2,251,000
With J.P. Morgan Securities 4.70% 7/1/99
   (dated 6/30/99, collateralized by
   $589,000 U.S. Treasury Notes 5.50%
   due 1/31/03, market value $594,548
   and $407,000 U.S. Treasury Notes
   5.75% due 11/30/02, market value
   $407,253 and $589,000
   U.S. Treasury Notes 6.25% due
   8/31/02, market value $606,850 and
   $650,000 U.S. Treasury Notes 6.375%
   due 8/15/02, market value $674,568)..............    2,237,000   2,237,000

                                                        Principal     Market
                                                         Amount       Value
With PaineWebber 4.80% 7/1/99 (dated 6/30/99,
   collateralized by $589,000 U.S. Treasury
   Notes 5.625% due 11/30/00, market value
   $591,204 and $1,177,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market value
   $1,177,746 and $556,000 U.S. Treasury
   Notes 7.125% due 2/29/00, market value
   $575,199)........................................   $2,296,000  $2,296,000
                                                                   ----------
Total Repurchase Agreements
   (cost $6,784,000)................................                6,784,000
                                                                   ----------




TOTAL MARKET VALUE OF SECURITIES-101.47% (cost $85,023,052).....  $95,307,787

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.47%).........   (1,381,206)
                                                                  -----------
NET ASSETS APPLICABLE TO 6,204,313 SHARES ($.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $15.14 PER SHARE-100.00%..........  $93,926,581
                                                                  ===========

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares
   allocated to the Series......................................  $84,542,701
Undistributed net investment income.............................      368,025
Accumulated net realized loss on investments....................   (1,268,880)
Net unrealized appreciation of investments......................   10,284,735
                                                                  -----------
Total net assets................................................  $93,926,581
                                                                  ===========

----------
* Non-income producing security for the six months ended June 30, 1999. ADR - American Depository Receipt

                             See accompanying notes


                                                                         Devon-2

Delaware Group Premium Fund, Inc.-
Devon Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Dividends .............................   $   514,875
Interest ..............................       179,884
                                          -----------
                                              694,759
                                          -----------
EXPENSES:
Management fees .......................       254,564
Accounting and administration .........        15,802
Reports and statements to shareholders         10,022
Registration fees .....................         6,786
Professional fees .....................         6,450
Custodian fees ........................         5,980
Dividend disbursing and transfer agent
   fees and expenses ..................         3,747
Taxes (other than taxes on income) ....         2,607
Directors' fees .......................           801
Other .................................         4,244
                                          -----------
                                              311,003
                                          -----------
Less expenses paid indirectly .........        (2,278)
                                          -----------
Total expenses ........................       308,725

NET INVESTMENT INCOME .................       386,034
                                          -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized loss on investments ......    (1,261,275)
Net change in unrealized appreciation /
   depreciation of investments ........     1,842,702
                                          -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .....................       581,427
                                          -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..........   $   967,461
                                          ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Devon Series
Statements of Changes in Net Assets

                                             Six Months              Year
                                            Ended 6/30/99            Ended
                                             (Unaudited)            12/31/98
                                            ------------          ------------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...................   $    386,034          $    476,986
Net realized gain (loss) on investments .     (1,261,275)              947,836
Net change in unrealized appreciation /
   depreciation of investments ..........      1,842,702             7,281,217
                                            ------------          ------------
Net increase in net assets resulting
   from operations ......................        967,461             8,706,039
                                            ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...................       (490,185)             (109,925)
Net realized gain on investments ........       (947,691)             (281,684)
                                            ------------          ------------
                                              (1,437,876)             (391,609)
                                            ------------          ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ...............     30,003,201            48,520,957
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments ..................      1,437,876               391,609
                                            ------------          ------------
                                              31,441,077            48,912,566
Cost of shares repurchased ..............     (5,758,346)           (5,166,222)
                                            ------------          ------------
Increase in net assets derived from
   capital share transactions ...........     25,682,731            43,746,344
                                            ------------          ------------
NET INCREASE IN NET ASSETS ..............     25,212,316            52,060,774
                                            ------------          ------------
NET ASSETS:
Beginning of period .....................     68,714,265            16,653,491
                                            ------------          ------------
End of period ...........................   $ 93,926,581          $ 68,714,265
                                            ============          ============

                             See accompanying notes

                                                                         Devon-3

Delaware Group Premium Fund, Inc.-Devon Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                             Six Months        Year         5/1/97(1)
                                                           Ended 6/30/99(2)    Ended          to
                                                            (Unaudited)       12/31/98     12/31/97
                                                           -------------      --------     --------
Net asset value, beginning of period ......................   $15.440         $ 12.730     $ 10.000

Income (loss) from investment operations:
Net investment income .....................................     0.043            0.106        0.080
Net realized and unrealized gain (loss)
   on investments .........................................    (0.079)           2.889        2.650
                                                              -------         --------     --------
Total from investment operations ..........................    (0.036)           2.995        2.730
                                                              -------         --------     --------
Less dividends and distributions:
Dividends from net investment income ......................    (0.090)          (0.080)        none
Distributions from net realized gain
   on investments .........................................    (0.174)          (0.205)        none
                                                              -------         --------     --------
Total dividends and distributions .........................    (0.264)          (0.285)        none
                                                              -------         --------     --------
Net asset value, end of period ............................   $15.140         $ 15.440     $ 12.730
                                                              =======         ========     ========

Total return ..............................................    (0.10%)          24.05%       27.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $93,927         $ 68,714     $ 16,653
Ratio of expenses to average net assets ...................     0.76%            0.66%        0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly     0.77%            0.66%        0.91%
Ratio of net investment income to average net assets ......     0.95%            1.30%        2.01%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly     0.94%            1.30%        1.90%
Portfolio turnover ........................................       43%              34%          80%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes



                                                                         Devon-4

Delaware Group Premium Fund, Inc.-Devon Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Devon Series (the "Series").
The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Devon Series will make payments from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $946 for the period ended June 30, 1999. In addition, the Fund may receive earnings credit from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $1,332 for the six months ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
Commencing May 1, 1999, and in accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the rate of 0.65% on the first $500 million of average daily net assets of the series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets in excess of $2,500 million. Prior to May 1, 1999, the Series paid DMC an annual fee which was calculated at the rate of 0.60% on the average daily net assets of the Series.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting and administration services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.


                                                                         Devon-5

Devon Series
Notes to Financial Statements (Continued)


On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                       Dividend disbursing
                       Investment        transfer agent,
                       management        accounting fees
                     fee payable to     and other expenses
                         DMC              payable to DSC
                     --------------    -------------------
                       $49,803               $3,236

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

Purchases............   $41,773,973
Sales................   $16,069,821

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                                  Aggregate        Aggregate
                   Cost of        unrealized       unrealized    Net unrealized
                 investments     appreciation     depreciation    appreciation
                 -----------     ------------     ------------    ------------
                 $85,023,052     $13,766,127      ($3,481,392)    $10,284,735

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                           Shares issued upon
                                                      reinvestment of distributions
                                                       from net investment income
                                                           and net realized               Shares          Net
                                     Shares sold          gain on investments           repurchased     increase
                                     -----------      ----------------------------      -----------     --------
Period ended June 30, 1999.......     2,054,204                 102,267                  (403,337)     1,753,134
Year ended December 31, 1998.....     3,519,429                  31,229                  (407,718)     3,142,940




                                                                         Devon-6

Delaware Group Premium Fund Inc.-Devon Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Devon Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                        Shares     Shares Voted
                                        Voted       Withheld
                                         For        Authority       Abstain
                                      ---------    ------------     -------
   Jeffrey J. Nick ................   4,342,099       72,125           0
   Walter P. Babich ...............   4,337,182       77,045           0
   John H. Durham .................   4,343,952       70,272           0
   Anthony D. Knerr ...............   4,342,041       72,183           0
   Ann R. Leven ...................   4,343,827       70,396           0
   Thomas F. Madison  .............   4,343,952       70,272           0
   Charles E. Peck ................   4,337,054       77,169           0
   Wayne A. Stork..................   4,341,974       72,250           0
   Jan L. Yeomans .................   4,343,952       70,272           0

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,104,554        124,308       185,362

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,158,118         80,286       175,819

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,149,435         91,920       172,868

3C. To adopt a new fundamental investment restriction concerning underwriting.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,150,771         82,114       181,339

3D. To adopt a new fundamental investment restriction concerning investments in real estate.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,129,445         91,574       193,205

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,130,101        105,934       178,188

3E. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,134,517        101,519       178,188

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,128,156         92,181       193,887

4. To approve a new investment management agreement with Delaware Management Company.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,125,312        113,628       175,283

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,208,963         32,298       172,962

6. To approve the restructuring of Delware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,159,574         42,349       212,300


                                                                         Devon-7

Delaware Group Premium Fund, Inc.-Emerging Markets Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                      Number           Market
                                                     of Shares          Value
                                                                       (U.S.$)
COMMON STOCK-82.60%
Argentina-1.97%
Central Puerto Class B .....................            41,000        $   93,493
Transportadora de Gas del sur Class B ......            44,500            82,781
                                                                      ----------
                                                                         176,274
                                                                      ----------
Brazil-19.06%
Aracruz Celulose ...........................             8,100           178,200
Brasmotor ..................................         1,073,000            81,741
Centrais Electricas de Santa
   Catarina GDR ............................               600            22,674
Centrais Eletricas de Santa Catarina .......           198,000            75,418
Companhia Energetica de Minas
   Gerais ADR ..............................         2,700,000            56,794
Companhia Energetica de Minas
   Gerais ADR ..............................             3,937            82,162
Companhia Paranaense de Energia ............            22,092           185,021
Elevadores Atlas ...........................             7,500           107,447
Gerdau Metalurgica .........................         8,000,000           241,046
Petroleo Brasileiro-Petrobras ..............         1,100,000           170,722
Renner Participacoes .......................           870,000               940
Rossi Residential ..........................             4,500             5,330
Telecomunicacoes de Minas Gerais ...........         4,820,000           120,294
Telecomunicacoes do Parana .................           900,000           160,659
Uniao de Bancos Brasileiros ................         8,000,000           136,441
Usinas Siderurgicas de Minas Gerais ........            20,500            69,926
Usinas Siderurgicas de Minas
   Gerais ADR ..............................             3,734            12,637
                                                                      ----------
                                                                       1,707,452
                                                                      ----------
Chile-3.27%
Administradora de Fondos de Pensiones
   Provida .................................             9,000           198,000
Empresa Nacional Electricidad S.A. ADR .....             7,800            94,575
                                                                      ----------
                                                                         292,575
                                                                      ----------
Croatia-1.08%
Zagrebacka Banka GDR .......................             9,540            97,070
                                                                      ----------
                                                                          97,070
                                                                      ----------
Egypt-0.93%
Paints & Chemical Industries GDR ...........            12,825            83,042
                                                                      ----------
                                                                          83,042
                                                                      ----------
Estonia-1.36%
Eesti Uhispank .............................            15,554            79,714
Eesti Telekom GDR ..........................             2,112            41,923
                                                                      ----------
                                                                         121,637
                                                                      ----------
Hong Kong-7.40%
First Tractor ..............................           317,000            93,972
Guangdong Kelon Electric Holding ...........           168,000           195,961
Guangshen Railway ..........................           774,000           118,713
Hengan International Group .................           210,000           106,236
Shenzhen Expressway ........................           701,300           148,238
                                                                      ----------
                                                                         663,120
                                                                      ----------
Hungary-1.95%
Gedeon Richter GDR .........................             4,000           175,000
                                                                      ----------
                                                                         175,000
                                                                      ----------
India-4.13%
India Fund, (The) ..........................            15,700           156,019
Larsen & Toubro GDR ........................             7,750           119,350
Mahanagar Telephone GDR ....................             9,300            94,395
                                                                      ----------
                                                                         369,764
                                                                      ----------

                                                      Number           Market
                                                     of Shares          Value
                                                                       (U.S.$)
COMMON STOCK (Continued)
Indonesia-0.08%
PT United Tractors .........................            15,500        $    6,863
                                                                      ----------
                                                                           6,863
                                                                      ----------
Israel-3.57%
Bank Hapoalim ..............................            73,200           187,980
ECI Telecommunications .....................             4,000           132,125
                                                                      ----------
                                                                         320,105
                                                                      ----------
Malaysia-5.87%
Leader Universal Holdings ..................           139,000            58,161
Petronas Dagangan ..........................           136,000           148,884
Public Finance .............................            17,000            17,895
Resorts World ..............................            72,000           169,579
Sime Darby .................................           100,000           131,053
                                                                      ----------
                                                                         525,572
                                                                      ----------
Mexico-5.45%
Alfa de C.V. Class A .......................            34,800           145,201
Cemex de C.V. Class B ......................            42,000           209,038
Grupo Minsa ADR ............................             2,400             6,900
Grupo Minsa C Shares .......................           103,096            31,864
Vitro ADR ..................................            18,600            95,325
                                                                      ----------
                                                                         488,328
                                                                      ----------
Peru-1.28%
Banco de Credito del Peru ..................            64,101            42,330
Telefonica del Peru ADR ....................             4,800            72,600
                                                                      ----------
                                                                         114,930
                                                                      ----------
Portugal-1.12%
Creditcorp Limited .........................             9,100           100,100
                                                                      ----------
                                                                         100,100
                                                                      ----------
Romania-0.41%
Banco Turco Romana GDR .....................             6,700            36,683
                                                                      ----------
                                                                          36,683
                                                                      ----------
Russia-1.82%
Gazprom ADR ................................             1,900            21,375
Gazprom ADR ................................             5,400            60,750
Lukoil Holding ADR .........................             1,400            55,426
Mosenergo ADR ..............................             5,700            25,536
                                                                      ----------
                                                                         163,087
                                                                      ----------
Slovenia-0.24%
Blagovno Trgovinski Center GDR .............             1,925            12,272
SKB Banka GDR ..............................               800             9,800
                                                                      ----------
                                                                          22,072
                                                                      ----------
South Africa-9.79%
Amalgamated Banks of South Africa ..........            28,479           161,656
Edgars Consolidated Stores .................             3,778            29,452
Iscor ......................................           699,000           219,590
Sanlam Limited .............................            81,772            97,182
Sappi Limited ..............................            21,500           157,956
Sasol Limited ..............................            29,500           211,091
                                                                      ----------
                                                                         876,927
                                                                      ----------
South Korea-2.46%
Pohang Iron & Steel ADR ....................             4,780           160,728
Pohang Iron & Steel ........................               500            59,475
                                                                      ----------
                                                                         220,203
                                                                      ----------
Taiwan-0.80%
Yageo GDR ..................................            14,760            71,955
                                                                      ----------
                                                                          71,955
                                                                      ----------



                                                              Emerging Markets-1

Emerging Markets Series
Statement of Net Assets (Continued)


                                                      Number           Market
                                                     of Shares          Value
                                                                       (U.S.$)
 COMMON STOCK (Continued)
 Thailand-5.06%
 Bangkok Bank ..............................            51,600        $  193,264
 Hana Microelectronics .....................            48,300           145,510
 Thai Reinsurance ..........................            60,000           113,991
                                                                      ----------
                                                                         452,765
                                                                      ----------
 Turkey-2.24%
 Efes Sinai Yatirim ADR ....................            32,150            29,739
 Efes Sinai Yatirim Holding ................        10,228,660            94,544
 Koc Holdings ..............................         1,211,200            76,069
                                                                      ----------
                                                                         200,352
                                                                      ----------
 United Kingdom-1.26%
 Anglo American ............................             2,400           112,495
                                                                      ----------
                                                                         112,495
                                                                      ----------
 Total Common Stock
  (cost $8,783,686) .........................                          7,398,371
                                                                      ----------

 WARRANTS
 Hong Kong-0.00%
*Guangdong Investments 7/99 ................             4,600                 6
                                                                      ----------
 Total Warrants (cost $0) ..................                                   6
                                                                      ----------

                                                       Principal         Market
                                                         Amount          Value

REPURCHASE AGREEMENTS-25.85%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $172,000 U.S. Treasury Notes
   5.375% due 2/15/01, market value
   $173,339 and $200,000
   U.S. Treasury Notes 6.375% due 9/30/01,
   market value $206,882 and $401,000
   U.S. Treasury Notes 6.125% due 12/31/01,
   market value $407,871) .........................      $768,000       $768,000
With J.P. Morgan Securities 4.70% 7/1/99
   (dated 6/30/99, collateralized by
   $138,000 U.S. Treasury Notes
   6.375% due 8/15/02, market value
   $138,973 and $201,000 U. S. Treasury Notes
   6.25% due 8/31/02, market value $202,886 and
   $221,000 U.S. Treasury Notes 5.75%
   due 11/30/02, market value $230,192 and
   $200,000 U.S. Treasury Notes 5.50%
   due 1/31/03, market value $207,084) ............       764,000        764,000
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $189,000 U.S. Treasury Notes
   7.125% due 2/29/00, market value
   $196,283 and $201,000
   U.S. Treasury Notes 5.625% due 11/30/00,
   market value $201,745 and $402,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $401,899) .........................       783,000        783,000
                                                                      ----------
Total Repurchase Agreements
   (cost $2,315,000) ..............................                   $2,315,000
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES-108.45% (cost $11,098,686) ................................        $ 9,713,377
                                                                                                    -----------

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(8.45%) ....................................           (756,897)
                                                                                                    -----------

NET ASSETS APPLICABLE TO 1,248,983 SHARES ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $7.17 PER SHARE-100.00% ...................................................        $ 8,956,480
                                                                                                    ===========

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with
  50,000,000 shares allocated to the Series ................................................        $10,737,370
Undistributed net investment income** ......................................................             24,895
Accumulated net realized loss on investments ...............................................           (416,759)
Net unrealized depreciation of investments and foreign currencies ..........................         (1,389,026)
                                                                                                    -----------
Total net assets ...............................................................                    $ 8,956,480
                                                                                                    ===========

----------------
 * Non-income producing security for the period ended June 30, 1999.
** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions.

ADR-American Depository Receipt
GDR-Global Depository Receipt

                             See accompanying notes



                                                              Emerging Markets-2

Delaware Group Premium Fund, Inc.-
Emerging Markets Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Dividends ..................................................        $    91,185
Interest ...................................................             27,163
Foreign tax withheld .......................................             (2,995)
                                                                    -----------
                                                                        115,353
                                                                    -----------

Expenses:
Management fees ............................................             39,460
Accounting and administration ..............................              1,231
Custodian fees .............................................              4,560
Professional fees ..........................................                645
Reports and statements to shareholders .....................              1,976
Registration fees ..........................................                800
Taxes (other than taxes on income) .........................                128
Dividend disbursing and transfer agent
   fees and expenses .......................................                140
Directors' fees ............................................                269
Other ......................................................              2,291
                                                                    -----------
                                                                         51,500
                                                                    -----------

Less expenses absorbed or waived ...........................             (4,784)
Less expenses paid indirectly ..............................                (85)
                                                                    -----------
Total expenses .............................................             46,631
                                                                    -----------

NET INVESTMENT INCOME ......................................             68,722
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
   Investments transactions ................................           (189,159)
   Foreign currencies ......................................            (28,143)
                                                                    -----------
Net realized loss ..........................................           (217,302)
                                                                    -----------
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies ......          1,796,236
                                                                    -----------
Net realized and unrealized loss on investments
   and foreign currencies ..................................          1,578,934
                                                                    -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................        $ 1,647,656
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Emerging Markets Series
Statements of Changes in Net Assets

                                                   Six Months           Year
                                                 Ended 6/30/99         Ended
                                                  (Unaudited)         12/31/98
                                                  -----------         --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ......................      $    68,722       $   134,046
Net realized loss on investments
   and foreign currencies ..................         (217,302)         (246,532)
Net change in unrealized appreciation /
   depreciation of investments and
   foreign currencies ......................        1,796,236        (2,161,591)
                                                  -----------       -----------
Net increase (decrease) in net assets
   resulting from operations ...............        1,647,656        (2,274,077)
                                                  -----------       -----------

DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income ......................         (127,668)          (19,005)
Net realized gain (loss) on investments ....             --            (139,368)
                                                  -----------       -----------
                                                     (127,668)         (158,373)
                                                  -----------       -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ..................        2,579,815         2,966,309
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments .....................          127,668           158,373
                                                  -----------       -----------
                                                    2,707,483         3,124,682
Cost of shares repurchased .................         (627,059)       (1,111,948)
                                                  -----------       -----------
Increase in net assets derived from capital
   share transactions ......................        2,080,424         2,012,734
                                                  -----------       -----------

NET INCREASE IN NET ASSETS .................        3,600,412          (419,716)
                                                  -----------       -----------

NET ASSETS:
Beginning of period ........................        5,356,068         5,775,784
                                                  -----------       -----------
End of period ..............................      $ 8,956,480       $ 5,356,068
                                                  ===========       ===========

                             See accompanying notes


                                                              Emerging Markets-3

Delaware Group Premium Fund, Inc.-Emerging Markets Series
Financial Highlights


   Selected data for each share of the Series outstanding throughout each period were as follows:

                                                             Six Months             Year           5/1/97(2)
                                                            Ended 6/30/99           Ended             to
                                                             (Unaudited)(1)       12/31/98         12/31/97
                                                            ---------------       --------         --------
Net asset value, beginning of period ....................      $5.810              $8.880           $10.000

Income (loss) from investment operations:
Net investment income(3).................................       0.066               0.171             0.060
Net realized and unrealized gain (loss)
   on investments and foreign currencies ................       1.427              (2.991)           (1.180)
                                                               ------              ------            ------
Total from investment operations ........................       1.493              (2.820)           (1.120)
                                                               ------              ------            ------

Less dividends and distributions:
Dividends from net investment income ....................      (0.133)             (0.030)             none
Distributions from net realized gain on investments .....        none              (0.220)             none
                                                               ------              ------            ------
Total dividends and distributions .......................      (0.133)             (0.250)             none
                                                               ------              ------            ------

Net asset value, end of period ..........................      $7.170              $5.810            $8.880
                                                               ======              ======            ======

Total return ............................................      26.56%             (32.48%)          (11.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) .................      $8,956              $5,356            $5,776
Ratio of expenses to average net assets .................       1.49%               1.50%             1.50%
Ratio of expenses to average net assets
   prior to expense limitation ..........................       1.64%               1.67%             2.45%
Ratio of net investment income to average net assets ....       2.19%               2.34%             0.89%
Ratio of net investment income to average net
   assets prior to expense limitation ...................       2.04%               2.17%            (0.06%)
Portfolio turnover ......................................         19%                 38%               48%

----------
(1)Ratios have been annualized and total return has not been annualized.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)Per share information was based on the average shares outstanding method.

                             See accompanying notes


                                                              Emerging Markets-4

Delaware Group Premium Fund, Inc.-Emerging Markets Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Emerging Markets Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the statement of operations that result from fluctuations in foreign currency exchange rates. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series became aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Emerging Markets Series will make payments from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $73 for the period ended June 30, 1999. The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $12 for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware International Advisers Ltd. ("DIAL"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1,500 million and 1.10% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 1.25% on the average daily net assets of the Series.

DIAL has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 1.50% of average daily net assets of the Series through October 31, 1999.




                                                              Emerging Markets-5

Emerging Markets Series
Notes to Financial Statements (Continued)


The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of Delaware Management Company ("DMC"), to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                Dividend disbursing             Other
     Investment                   transfer agent,              expenses
     management                   accounting fees              payable
   fee payable to                and other expenses             to DMC
        DIAL                       payable to DSC           and affiliates
   --------------               -------------------         --------------
       $8,324                           $280                     $722

Certain officers of DMC, DSC and DIAL are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .......................................   $1,713,589
   Sales ...........................................     $509,021

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                          Aggregate        Aggregate
          Cost of         unrealized       unrealized       Net unrealized
        investments      appreciation     depreciation       depreciation
        -----------      ------------     ------------       ------------
        $11,098,686        $526,512       ($1,911,821)       ($1,385,309)

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

          Year of
         expiration
            2006
         ----------
          $227,600

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                      Shares issued upon
                                                                reinvestment of distributions
                                                                      from net investment
                                                                    income and net realized           Shares          Net
                                                  Shares sold         gain on investments           repurchased     increase
                                                  -----------   -----------------------------       -----------     --------
   Period ended June 30, 1999 .................      402,650                 24,552                  (100,274)       326,928
   Year ended December 31, 1998 ...............      405,355                 20,252                  (153,929)       271,678

5. Foreign Exchange Contracts
The Series will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. These contracts may be entered into to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. They may also be used to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.




                                                              Emerging Markets-6

Emerging Markets Series
Notes to Financial Statements (Continued)


The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Series' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

There were no forward foreign currency contracts outstanding at June 30, 1999.

6. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.


                                                              Emerging Markets-7

Delaware Group Premium Fund, Inc.-Emerging Markets Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Emerging Markets Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                          Shares         Shares Voted
                                           Voted           Withheld
                                            For           Authority     Abstain
                                          -------        -------------  -------
   Jeffrey J. Nick .............          665,577           28,468          --
   Walter P. Babich ............          665,577           28,468          --
   John H. Durham ..............          665,577           28,468          --
   Anthony D. Knerr ............          665,577           28,468          --
   Ann R. Leven ................          665,577           28,468          --
   Thomas F. Madison ...........          665,577           28,468          --
   Charles E. Peck .............          665,577           28,468          --
   Wayne A. Stork ..............          665,577           28,468          --
   Jan L. Yeomans ..............          665,577           28,468          --

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               595,145     47,419      51,480

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               618,298     40,741      35,005

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               619,456     40,393      34,196

3C. To adopt a new fundamental investment restriction concerning underwriting.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               620,051     38,987      35,005

3D. To adopt a new fundamental investment restriction concerning investments in real estate.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               415,856     42,842      35,347

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               615,407     43,631      35,005

3F. To adopt a new fundamental investment restriction concerning lending by the
   Fund.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               620,051     38,987      35,005

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               621,355     37,334      35,355

4. To approve a new investment management agreement with Delaware International Advisers Ltd.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               604,321     53,669      36,053

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               626,090     37,589      30,365

6. To approve the restructuring of Delware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                                Shares     Shares      Shares
                                                Voted      Voted       Voted
                                                 For      Against     Abstain
                                               -------    -------     -------
                                               617,264     23,870      52,910

                                                              Emerging Markets-8

Delaware Group Premium Fund, Inc.-Global Bond Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                                Market
                                             Principal          Value
                                              Amount*          (U.S. $)
Bonds-94.97%
Australia-12.65%
Australian Government 6.75% 11/15/06  A$       700,000      $   482,695
Australian Republic 7.25% 5/3/07 .... Eu       500,000          309,985
Federal National Mortgage Association
   5.75% 9/5/00 ..................... A$       700,000          469,168
New South Wales Treasury
   7.00% 2/1/00 .....................        1,100,000          741,083
Queensland Treasury 8.00% 8/14/01 ...        1,150,000          803,111
                                                            -----------
                                                              2,806,042
                                                            -----------
Canada-15.67%
Abbey National Treasury Service
   7.00% 12/31/99 ................... C$     1,350,000          928,373
Export-Import Bank of Japan
   7.75% 10/8/02 ....................          160,000          115,062
Government of Canada 7.50% 3/1/01 ...          350,000          247,696
Government of Canada 10.25% 3/15/14 .          600,000          600,188
Japan Highway 7.875% 9/27/02 ........          800,000          576,977
KFW International Finance
   6.50% 12/28/01 ...................           60,000           41,611
Kingdom of Norway 8.375% 1/27/03 ....          200,000          147,090
Ontario Hydro 5.60% 6/2/08 ..........          900,000          601,050
Ontario Hydro 10.00% 3/19/01 ........          300,000          219,437
                                                            -----------
                                                              3,477,484
                                                            -----------
Germany-18.30%
Baden Wurt L-Finance 6.625% 8/20/03 . Eu       600,000          347,485
Deutsche Pfandbriefe Hypotheken Bank
   5.625% 2/7/03 ....................          802,258          878,912
Deutschland Republic 6.00% 1/4/07 ...          806,775          917,261
DSL Finance NV Amsterdam
   5.75% 3/19/09 ....................          400,000          224,735
DSL Finance NV Amsterdam
   6.00% 2/21/06 ....................        1,400,000          800,501
Halifax 5.625% 7/23/07 ..............        1,600,000          891,955
                                                            -----------
                                                              4,060,849
                                                            -----------
Netherlands-4.32%
Netherlands Government 8.25% 9/15/07 Eu        742,852          959,527
                                                            -----------
                                                                959,527
                                                            -----------

                                                                 Market
                                              Principal          Value
                                               Amount*          (U.S. $)
Bonds (Continued)
New Zealand-11.62%
International Bank Reconstruction &
   Development 5.50% 4/15/04 ...... NZ$        700,000        $   356,030
New Zealand Government
   7.00% 7/15/09 ..................            200,000            109,464
New Zealand Government
   8.00% 4/15/04 ..................          1,050,000            599,844
New Zealand Government
   8.00% 11/15/06 .................          1,900,000          1,100,523
New Zealand Government
   10.00% 3/15/02 .................            700,000            412,855
                                                               ----------
                                                                2,578,716
                                                               ----------
South Africa-4.19%
Republic of South Africa
   12.50% 1/15/02 ................. Sa       3,500,000            564,523
Republic of South Africa
   13.00% 8/31/10 .................          2,500,000            365,434
                                                               ----------
                                                                  929,957
                                                               ----------
Sweden-7.47%
Swedish Export Credit 6.50% 6/5/01  Sk       2,500,000            307,626
Swedish Government 8.00% 8/15/07 ..          2,700,000            383,280
Swedish Government 9.00% 4/20/09 ..          6,300,000            967,904
                                                               ----------
                                                                1,658,810
                                                               ----------
United States-20.75%
Korea Electric Power 6.375% 12/1/03   $        100,000             93,605
U.S. Treasury Inflation Index Notes
   3.375% 1/15/07 .................            624,858            599,278
U.S. Treasury Inflation Index Notes
   3.625% 7/15/02 .................            360,588            357,207
U.S. Treasury Inflation Index Notes
   3.625% 1/15/08 .................            510,665            496,462
U.S. Treasury Notes 5.875% 2/15/04             250,000            250,932
U.S. Treasury Notes 6.25% 2/15/07 .          2,200,000          2,242,494
U.S. Treasury Notes 6.375% 8/15/27             550,000            563,428
                                                               ----------
                                                                4,603,406
                                                               ----------
Total Bonds (cost $21,975,082) ....                            21,074,791
                                                               ----------

                                                                  Global Bond-1

Global Bond Series
Statement of Net Assets (Continued)
                                                                 Market
                                              Principal          Value
                                               Amount*          (U.S. $)
Repurchase Agreements-3.15%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $121,000 U.S. Treasury Notes
   6.375% due 2/15/01, market value
   $123,154 and $61,000
   U.S. Treasury Notes 6.375% due
   9/30/01, market value $62,337
   and $52,000 U.S. Treasury Notes
   6.125% due 12/31/01
   market value $52,339) ...................   $232,000         $232,000
With J.P. Morgan Securities 4.70% 7/1/99
   (dated 6/30/99, collateralized by
   $67,000 U.S. Treasury Notes
   6.375% due 8/15/02, market value
   $69,505 and $61,000
   U.S. Treasury Notes 6.25% due
   8/31/02, market value $62,528
   and $42,000 U.S. Treasury Notes 5.75%
   due 11/30/02, market value $41,962
   and $61,000 U.S Treasury Notes
   5.50% due 1/31/03,
   market value $61,260) ...................    230,000          230,000

                                                                 Market
                                              Principal          Value
                                               Amount*          (U.S. $)
Repurchase Agreements (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $57,000 U.S. Treasury Notes
   7.125% due 2/29/00, market value
   $59,267 and $61,000
   U.S. Treasury Notes 5.625% due
   11/30/00, market value $60,916
   and $121,000 U.S. Treasury Notes
   5.75% due 11/30/02,
   market value $121,351)...................   $237,000         $237,000
                                                                --------
Total Repurchase Agreements
   (cost $699,000) .........................                    $699,000
                                                                --------

TOTAL MARKET VALUE OF SECURITIES-98.12% (COST $22,674,082)..........$21,773,791

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.88%...............    416,565
                                                                    -----------
NET ASSETS APPLICABLE TO 2,195,905 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $10.11 PER SHARE-100.00% .............$22,190,356
                                                                    ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares
 authorized to the Fund with 50,000,000 shares allocated to
 the Series.........................................................$22,929,945
Undistributed net investment income ** .............................    228,045
Accumulated net realized loss on investments........................    (53,242)
Net unrealized depreciation of investments and foreign
 currencies.........................................................   (914,392)
                                                                    -----------
Total net assets....................................................$22,190,356
                                                                    ===========
--------------
*Principal amount is stated in the currency in which each bond is denominated. A$ - Australian Dollars
C$ - Canadian Dollars
Eu - Euro
NZ$ - New Zealand Dollars
Sa - South African Rand
Sk - Swedish Kroner
$ - U.S. Dollars

**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

                             See accompanying notes
                                                                  Global Bond-2

Delaware Group Premium Fund, Inc.-
Global Bond Series
Statement of Assets and Liabilities
Six Months Ended June 30, 1999
(Unaudited)

ASSETS:
Investments at market ...........................................   $21,773,791
Cash and Foreign Currencies .....................................         1,228
Dividends and interest receivable ...............................       572,447
Receivable for securities sold ..................................       907,061
                                                                    -----------
Total assets ....................................................    23,254,527
                                                                    -----------
LIABILITIES:
Payable for securities purchased ................................     1,027,566
Other accounts payable and accrued expenses .....................        36,605
                                                                    -----------
Total liabilities ...............................................     1,064,171
                                                                    -----------

Total Net Assets ................................................   $22,190,356
                                                                    ===========

Investments at cost .............................................   $22,674,082
                                                                    -----------

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Global Bond Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Interest ..........................................................   $ 710,689
                                                                      ---------
                                                                        710,689
                                                                      ---------
EXPENSES:
Management fees ...................................................      82,963
Accounting and administration .....................................       4,317
Custodian fees ....................................................       1,600
Directors' fees ...................................................         434
Professional fees .................................................         250
Registration fees .................................................         250
Reports and statements to shareholders ............................         250
Taxes (other than taxes on income) ................................          90
Dividend disbursing and transfer agent
   fees and expenses ..............................................          20
Other .............................................................       2,311
                                                                      ---------
                                                                         92,485

Less expenses paid indirectly .....................................        (254)
                                                                      ---------
Total expenses ....................................................      92,231
                                                                      ---------

NET INVESTMENT INCOME .............................................     618,458
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments ....................................................     (43,035)
   Foreign currencies .............................................         230
                                                                      ---------
Net realized loss .................................................     (42,805)
Net change in unrealized appreciation / depreciation
   of investments and foreign currencies ..........................    (945,130)
                                                                      ---------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES .............................    (987,935)
                                                                      ---------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................................   ($369,477)
                                                                      =========
                             See accompanying notes

                                                                  Global Bond-3

Delaware Group Premium Fund, Inc.-Global Bond Series
Statements of Changes in Net Assets

                                                         Six Months     Year
                                                        Ended 6/30/99   Ended
                                                         (Unaudited)   12/31/98
                                                         -----------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ..................................  $ 618,458  $1,103,809
Net realized gain (loss) on investments and foreign
 currencies.............................................    (42,805)     47,334
Net change in unrealized appreciation / depreciation on
 investments and foreign currencies ....................   (945,130)    309,368
                                                        -----------  ----------
Net increase (decrease) in net assets resulting
 from operations........................................   (369,477)  1,460,511
                                                        -----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..................................   (703,899) (1,059,148)
Net realized gain on investment transactions............   (128,139)    (16,415)
                                                        -----------  ----------
                                                           (832,038) (1,075,563)
                                                        -----------  ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold...............................  3,054,790   6,858,379
Net asset value of shares issued upon reinvestment
 of distributions from net investment income and net
 realized gain on investments...........................    832,038   1,075,563
                                                        -----------  ----------
                                                          3,886,828   7,933,942
Cost of shares repurchased ............................. (2,206,127) (3,483,316)
                                                        -----------  ----------
Increase in net assets derived from capital share
 transactions...........................................  1,680,701   4,450,626
                                                        -----------  ----------

NET INCREASE IN NET ASSETS..............................    479,186   4,835,574
                                                        -----------  ----------

NET ASSETS:
Beginning of period .................................... 21,711,170  16,875,596
                                                        -----------  ----------
End of period...........................................$22,190,356 $21,711,170
                                                        =========== ===========

                             See accompanying notes

                                                                  Global Bond-4

Delaware Group Premium Fund, Inc.-Global Bond Series
Financial Highlights
Selected data for each share of the Series outstanding throughout each period were as follows:

                                                          Six Months
                                                         Ended 6/30/99           Year Ended             5/2/96(2) to
                                                        (Unaudited)(1)      1998            1997          12/31/96
                                                        ------------------------------------------------------------
Net asset value, beginning of period ...................    $10.680         $10.500         $10.960        $10.000

Income (loss) from investment operations:
Net investment income(3)................................      0.292           0.608           0.636          0.339
Net realized and unrealized gain (loss) on
   investments and foreign currencies ..................     (0.466)          0.182          (0.551)         0.831
                                                            -------         -------         -------        -------
Total from investment operations .......................     (0.174)          0.790           0.085          1.170
                                                            -------         -------         -------        -------
Less dividends and distributions:
Dividends from net investment income ...................     (0.334)         (0.600)         (0.460)        (0.210)
Distributions from net realized gain on investments ....     (0.062)         (0.010)         (0.085)          none
                                                            -------         -------         -------        -------
Total dividends and distributions ......................     (0.396)         (0.610)         (0.545)        (0.210)
                                                            -------         -------         -------        -------

Net asset value, end of period .........................    $10.110         $10.680         $10.500        $10.960
                                                            =======         =======         =======        =======
Total return ...........................................     (1.64%)          7.82%           0.88%         11.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ................    $22,190         $21,711         $16,876        $ 9,471
Ratio of expenses to average net assets ................      0.84%           0.83%           0.80%          0.80%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .............      0.84%           0.92%           1.08%          1.19%
Ratio of net investment income to average net assets ...      5.64%           5.83%           6.03%          6.51%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly .....................................      5.64%           5.74%           5.75%          6.12%
Portfolio turnover .....................................       106%             79%             97%            56%

-------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended June 30, 1999 and the years ended December 31, 1997 and 1998 was based on the average shares outstanding method.

                             See accompanying notes

                                                                  Global Bond-5

Delaware Group Premium Fund, Inc.-Global Bond Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Global Bond Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Withholding taxes on foreign interest have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Global Bond Series will make payments from net investment income quarterly and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $254 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive balances are maintained which are used to offset custody fees. There were no credits for the period ended June 30, 1999.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware International Advisers Ltd. ("DIAL"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. Prior to May 1, 1999 the management fee was calculated at the rate of 0.75% on the average daily net assets of the Series.

DIAL has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

                                                                  Global Bond-6

Global Bond Series
Notes to Financial Statements (Continued)

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of Delaware Management Company ("DMC"), to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                          Dividend disbursing             Other
      Investment            transfer agent,              expenses
      Management            accounting fees               payable
   fee payable to          and other expenses             to DMC
         DIAL                payable to DSC           and affiliates
   --------------         -------------------         --------------
       $13,766                   $1,289                    $680

Certain officers of DMC, DSC and DIAL are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases ....................................     $ 9,704,988
   Sales ........................................     $10,643,526

During the period ended June 30, 1999 the Series made purchases of U.S. government securities as follows:

   Purchases ....................................     $ 3,077,070
   Sales ........................................       $ 327,234

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                             Aggregate          Aggregate
     Cost of                 unrealized         unrealized      Net unrealized
   investments              appreciation       depreciation      depreciation
   -----------              ------------       ------------     --------------
   $22,674,082                $107,808         ($1,008,099)       ($900,291)

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                               Shares issued upon
                                                         reinvestment of distributions
                                                             from net investment
                                                           income and net realized             Shares               Net
                                     Shares sold             gain on investments            repurchased          increase
                                     -----------         -----------------------------      -----------          --------
Period ended June 30, 1999 ........     291,816                      81,054                  (210,370)            162,500
Year ended December 31, 1998 ......     656,617                     103,550                  (334,171)            425,996

5. Foreign Exchange Contracts
The Series will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. These contracts may be entered into to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. They may also be used to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Series' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

                                                                  Global Bond-7

Global Bond Series
Notes to Financial Statements (Continued)


There were no forward foreign currency contracts outstanding at June 30, 1999.

6. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.


                                                                  Global Bond-8

Delaware Group Premium Fund, Inc.-Global Bond Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc.-Global Bond Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                 Shares          Shares Voted
                                 Voted             Withheld
                                  For              Authority       Abstain
                                 ------          ------------      -------
   Jeffrey J. Nick ...........  1,951,876           44,429
   Walter P. Babich ..........  1,950,481           42,960
   John H. Durham ............  1,951,859           41,582
   Anthony D. Knerr...........  1,950,891           42,549
   Ann R. Leven ..............  1,950,941           42,499
   Thomas F. Madison .........  1,951,859           41,582
   Charles E. Peck ...........  1,950,481           42,960
   Wayne A. Stork ............  1,951,859           41,582
   Jan L. Yeomans ............  1,951,654           41,786

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,765,095            81,101        150,109

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,789,027            45,392        161,886

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,771,809            68,567        155,929

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,777,758            51,161        167,386

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,768,733            61,799        165,774

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,784,585            49,625        162,096

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,784,184            57,376        154,746

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,773,059            72,847        150,399

4. To approve a new investment management agreement with Delaware International Advisers Ltd.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,795,173            54,196        146,937

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,874,351            10,329        111,625

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                 Shares             Shares         Shares
                                 Voted              Voted          Voted
                                  For              Against        Abstain
                                 ------            -------        -------
                               1,819,748            27,574        148,983

                                                                  Global Bond-9

Delaware Group Premium Fund, Inc.-Growth and Income Series
(Formerly Decatur Total Return Series)
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                         Number of      Market
                                                          Shares        Value
   COMMON STOCK-97.82%
   Aerospace & Defense-2.51%
  +General Dynamics .................................     117,400     $8,041,900
   Lockheed Martin ..................................     191,900      7,148,275
                                                                      ----------
                                                                      15,190,175
                                                                      ----------
   Automobiles & Automotive Parts-6.41%
   Dana .............................................     143,500      6,609,969
   Ford Motor .......................................     138,500      7,816,594
   General Motors ...................................     141,400      9,332,400
   Rockwell International ...........................     126,900      7,709,175
   TRW ..............................................     131,800      7,232,525
                                                                      ----------
                                                                      38,700,663
                                                                      ----------
   Banking, Finance & Insurance-19.27%
   American General .................................     221,500     16,695,563
   Aon ..............................................     241,987      9,981,964
   Bank of America ..................................     305,311     22,383,113
   Bank One .........................................     219,194     13,055,743
   Chase Manhattan ..................................      94,500      8,186,063
   Fannie Mae .......................................     183,100     12,519,463
   Mellon Bank ......................................     312,000     11,349,000
   Summit Bancorp ...................................     184,375      7,709,180
   U.S. Bancorp .....................................     427,400     14,531,600
                                                                      ----------
                                                                     116,411,689
                                                                      ----------
   Cable, Media & Publishing-3.11%
   McGraw-Hill ......................................     348,400     18,791,825
                                                                      ----------
                                                                      18,791,825
                                                                      ----------
   Chemicals-4.26%
   Dow Chemical .....................................      60,200      7,637,875
   E.I. duPont deNemours ............................     129,400      8,839,638
   Imperial Chemical ADR ............................     232,200      9,229,950
                                                                      ----------
                                                                      25,707,463
                                                                      ----------
   Computers & Technology-3.39%
   Pitney Bowes .....................................     179,000     11,500,750
   Xerox ............................................     152,400      9,001,125
                                                                      ----------
                                                                      20,501,875
                                                                      ----------
   Electronics & Electrical Equipment-2.39%
   Emerson Electric .................................     134,500      8,456,688
  +Thomas & Betts ...................................     126,400      5,972,400
                                                                      ----------
                                                                      14,429,088
                                                                      ----------
   Energy-14.34%
  +BP Amoco ADR .....................................      99,142     10,756,907
   Chevron ..........................................     160,400     15,268,075
   Duke Energy ......................................     134,300      7,302,563
   Mobil ............................................     137,200     13,582,800
   Royal Dutch Petroleum ............................     278,000     16,749,500
   Sonat ............................................     333,400     11,043,875
   Unocal ...........................................     301,000     11,927,125
                                                                      ----------
                                                                      86,630,845
                                                                      ----------
--------------
Top 10 stock holdings, representing 28.58% of net assets, are in bold.

                                                         Number of     Market
                                                          Shares       Value
   COMMON STOCK (Continued)
   Food, Beverage & Tobacco-8.36%
   Bestfoods ........................................     309,600    $15,325,200
   H.J. Heinz .......................................     151,600      7,598,950
   Nabisco Group Holdings ...........................     316,000      6,181,750
   PepsiCo ..........................................     216,300      8,368,106
   Philip Morris ....................................     257,000     10,328,188
   R.J. Reynolds Tobacco Holdings ...................      85,566      2,695,329
                                                                      ----------
                                                                      50,497,523
                                                                      ----------
   Healthcare & Pharmaceuticals-4.77%
   AstraZenca ADR ...................................     233,500      9,150,281
   Baxter International .............................     186,300     11,294,438
   Glaxo Wellcome ADR ...............................     132,900      7,525,463
   Pharmacia & Upjohn ...............................      14,600        829,463
                                                                      ----------
                                                                      28,799,645
                                                                      ----------
   Industrial Machinery-1.99%
   Baker Hughes .....................................      30,000      1,005,000
   Deere & Co. ......................................     278,800     11,047,450
                                                                      ----------
                                                                      12,052,450
                                                                      ----------
   Metals & Mining-3.58%
   Alcoa ............................................     221,500     13,705,313
   Alcan Aluminum ...................................     247,300      7,898,144
                                                                      ----------
                                                                      21,603,457
                                                                      ----------
   Paper & Forest Products-6.78%
   International Paper ..............................     328,667     16,597,684
   Kimberly-Clark ...................................     210,000     11,970,000
   Weyerhaeuser .....................................     180,400     12,402,500
                                                                      ----------
                                                                      40,970,184
                                                                      ----------
   Retail-1.60%
   Albertson's ......................................      12,600        649,688
   May Department Stores ............................     220,900      9,029,288
                                                                      ----------
                                                                       9,678,976
                                                                      ----------
   Telecommunications-10.33%
   AT&T .............................................     183,000     10,213,688
   ALLTEL ...........................................     133,500      9,545,250
   Ameritech ........................................     251,800     18,507,300
   Cable & Wireless ADR .............................     159,100      6,304,338
   GTE ..............................................     235,300     17,809,269
                                                                      ----------
                                                                      62,379,845
                                                                      ----------
   Transportation & Shipping-2.97%
  +British Airways ADR ..............................     149,700     10,694,194
   Norfolk Southern .................................     241,100      7,263,138
                                                                      ----------
                                                                      17,957,332
                                                                      ----------
   Utilities-0.71%
   PG&E .............................................     132,500      4,306,250
                                                                      ----------
                                                                       4,306,250
                                                                      ----------
   Miscellaneous-1.05%
  +H&R Block ........................................     126,800      6,340,000
                                                                      ----------
                                                                       6,340,000
                                                                      ----------
   Total Common Stock
    (cost $526,109,584) .............................                590,949,285
                                                                      ----------


                                                             Growth and Income-1

Growth and Income Series
Statement of Net Assets (Continued)

                                                       Principal      Market
                                                         Amount       Value
REPURCHASE AGREEMENTS-2.50%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $2,616,000 U.S. Treasury Notes 6.375%
   due 2/15/01, market value $2,655,651
   and $1,308,000 U.S. Treasury Notes
   6.375% due 9/30/01, market value
   $1,344,207 and $1,121,000 U.S. Treasury
   Notes 6.125% due 12/31/01 market
   value $1,128,614) .............................     $5,002,000  $5,002,000
With J.P. Morgan Securities
   4.70% 7/1/99 (dated 6/30/99,
   collateralized by $1,444,000 U.S.
   Treasury Notes 6.375% due 8/15/02,
   market value $1,498,786 and $1,308,000
   U.S. Treasury Notes 6.25% due 8/31/02,
   market value $1,348,328 and $904,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $904,853 and $1,308,000
   U.S Treasury Notes 5.50% due 1/31/03,
   market value $1,320,993) ......................      4,970,000   4,970,000

                                                       Principal      Market
                                                         Amount       Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $1,234,000 U.S. Treasury Notes 7.125%
   due 2/29/00, market value $1,278,004
   and $1,308,000 U.S. Treasury Notes
   5.625% due 11/30/00, market value
   $1,313,565 and $2,616,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market
   value $2,616,771) .............................     $5,101,000  $5,101,000
                                                                   ----------
Total Repurchase Agreements
   (cost $15,073,000) ............................                 15,073,000
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES-100.32% (cost $541,182,584)     $606,022,285

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.32%)            (1,908,683)
                                                                 ------------

NET ASSETS APPLICABLE TO 32,175,391 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $18.78 PER SHARE-100.00%           $604,113,602
                                                                 ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares allocated
   to the Series                                                 $516,463,312
Undistributed net investment income                                 2,162,078
Accumulated net realized gain on investments                       20,648,511
Net unrealized appreciation of investments                         64,839,701
                                                                 ------------
Total net assets                                                 $604,113,602
                                                                 ============
-------------------
+Security is partially or fully on loan.
 ADR-American Depository Receipt

                             See accompanying notes


                                                             Growth and Income-2

Delaware Group Premium Fund, Inc.-
Growth and Income Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)


INVESTMENT INCOME:
Dividends .........................................   $ 7,153,835
Interest ..........................................       290,508
                                                      -----------
                                                        7,444,343
                                                      -----------

EXPENSES:
Management fees ...................................     1,791,213
Accounting and administration .....................       114,747
Reports and statements to shareholders ............        39,000
Professional fees .................................        26,200
Registration fees .................................        23,734
Taxes (other than taxes on income) ................        23,500
Dividend disbursing and transfer agent
   fees and expenses ..............................         9,600
Custodian fees ....................................         6,300
Directors' fees ...................................         4,775
Other .............................................        80,522
                                                      -----------
                                                        2,119,591
Less expenses absorbed or waived ..................       (28,897)
Less expenses paid indirectly .....................        (6,768)
                                                      -----------
Total expenses ....................................     2,083,926
                                                      -----------
NET INVESTMENT INCOME .............................     5,360,417

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ..................    20,985,958
Net change in unrealized appreciation /
   depreciation of investments ....................     6,449,822
                                                      -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .................................    27,435,780
                                                      -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................   $32,796,197
                                                      ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Growth and Income Series
Statements of Changes in Net Assets

                                                       Six Months      Year
                                                     Ended 6/30/99     Ended
                                                      (Unaudited)     12/31/98
                                                      -----------     --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...........................    $  5,360,417  $ 10,116,886
Net realized gain on investments ................      20,985,958    43,739,574
Net change in unrealized appreciation /
   depreciation of investments ..................       6,449,822    (3,304,465)
                                                     ------------  ------------
Net increase in net assets
   resulting from operations ....................      32,796,197    50,551,995
                                                     ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...........................      (5,017,208)   (8,876,285)
Net realized gain on investments ................     (43,919,243)  (23,162,228)
                                                     ------------  ------------
                                                      (48,936,451)  (32,038,513)
                                                     ------------  ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .......................      36,338,254   180,559,930
Net asset value of shares issued upon
   reinvestment of distributions from
   net investment income and net
   realized gain on investments .................      48,936,451    32,038,513
                                                     ------------  ------------
                                                       85,274,705   212,598,443
Cost of shares repurchased ......................     (44,927,546)  (52,607,198)
                                                     ------------  ------------
Increase in net assets derived from
   capital share transactions ...................      40,347,159   159,991,245
                                                     ------------  ------------

NET INCREASE IN NET ASSETS ......................      24,206,905   178,504,727
                                                     ------------  ------------
NET ASSETS:
Beginning of period .............................     579,906,697   401,401,970
                                                     ------------  ------------
End of period ...................................    $604,113,602  $579,906,697
                                                     ============  ============

                             See accompanying notes


                                                             Growth and Income-3

Delaware Group Premium Fund, Inc.-Growth and Income Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                            Six Months
                                                          Ended 6/30/99                       Year Ended December 31,
                                                          (Unaudited)(1)   1998         1997        1996         1995        1994
                                                       -----------------------------------------------------------------------------
Net asset value, beginning of period ..................      $19.420     $18.800      $15.980     $14.830      $11.480     $12.510

Income (loss) from investment operations:
Net investment income .................................        0.167       0.361        0.324       0.377        0.416       0.412
Net realized and unrealized gain (loss) on investments.        0.834       1.636        4.216       2.398        3.574      (0.422)
                                                             -------     -------      -------     -------      -------     -------
Total from investment operations ......................        1.001       1.997        4.540       2.775        3.990      (0.010)
                                                             -------     -------      -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income ..................       (0.161)     (0.327)      (0.370)     (0.420)      (0.430)     (0.420)
Distributions from net realized gain on investments ...       (1.480)     (1.050)      (1.350)     (1.205)      (0.210)     (0.600)
                                                             -------     -------      -------     -------      -------     -------
Total dividends and distributions .....................       (1.641)     (1.377)      (1.720)     (1.625)      (0.640)     (1.020)
                                                             -------     -------      -------     -------      -------     -------


Net asset value, end of period ........................      $18.780     $19.420      $18.800     $15.980      $14.830     $11.480
                                                             =======     =======      =======     =======      =======     =======

Total return ..........................................        5.79%      11.35%       31.00%      20.72%       36.12%      (0.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...............     $604,114    $579,907     $401,402    $166,647     $109,003     $72,725
Ratio of expenses to average net assets ...............        0.71%       0.71%        0.71%       0.67%        0.69%       0.71%
Ratio of expenses to average net assets prior to
   expenses absorbed, waived or paid indirectly .......        0.72%       0.71%        0.71%       0.67%        0.69%       0.71%
Ratio of net investment income to average net assets ..        1.84%       2.00%        2.02%       2.66%        3.24%       3.63%
Ratio of net investment income to average net assets
   prior to expenses absorbed, waived or paid indirectly       1.83%       2.00%        2.02%       2.66%        3.24%       3.63%
Portfolio turnover ....................................         120%         81%          54%         81%          85%         91%

-------------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes



                                                             Growth and Income-4

Delaware Group Premium Fund, Inc.-Growth and Income Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Growth and Income Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Growth and Income Series will make payments from net investment income quarterly and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $6,768 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $0 for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.60% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors. DMC has elected to cap the management fee at 0.60% indefinitely.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.


                                                             Growth and Income-5

Growth and Income Series
Notes to Financial Statements (Continued)


On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                            Dividend disbursing                   Other
   Investment                 transfer agent,                   expenses
   management                 accounting fees                    payable
 fee payable to             and other expenses                   to DMC
      DMC                     payable to DSC                and affiliates
 --------------             -------------------             --------------
    $200,306                      $19,261                       $57,051

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases ....................................    $341,972,354
   Sales ........................................    $346,497,350

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                         Aggregate           Aggregate
   Cost of              unrealized          unrealized        Net unrealized
 investments           appreciation        depreciation        appreciation
------------           ------------        ------------       --------------
$541,182,584           $74,957,622         ($10,117,921)        $64,839,701

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                          Shares issued upon
                                                           reinvestment of
                                                        distributions from net
                                                          investment income
                                                         and net realized gain       Shares               Net
                                          Shares sold        on investments       repurchased          increase
                                          -----------   ----------------------    -----------         ---------
Six months ended June 30, 1999 ........     1,920,960          2,786,378          (2,388,504)         2,318,834
Year ended December 31, 1998 ..........     9,550,511          1,783,160          (2,829,984)         8,503,687

5. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 1999 were as follows:

    Market value
    of securities                                     Market value
      on loan                                         of collateral
    -------------                                     -------------
     $15,813,294                                       $16,290,900

Net income from securities lending activities for the period ended June 30, 1999 was $14,137 and is included in interest income on the statement of operations.



                                                             Growth and Income-6

Delaware Group Premium Fund Inc.-Growth and Income Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc.-Growth and Income Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                        Shares    Shares Voted
                                         Voted      Withheld
                                          For      Authority         Abstain
                                      ----------  ------------       -------
   Jeffrey J. Nick ..............     29,258,511     433,156            -
   Walter P. Babich .............     29,239,412     452,256            -
   John H. Durham ...............     29,272,169     419,498            -
   Anthony D. Knerr .............     29,233,952     457,415            -
   Ann R. Leven .................     29,258,257     433,411            -
   Thomas F. Madison ............     29,273,791     417,577            -
   Charles E. Peck ..............     29,247,498     444,169            -
   Wayne A. Stork ...............     29,265,207     423,460            -
   Jan L. Yeomans ...............     29,224,278     467,090            -

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,444,852     1,249,088      1,997,728

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     27,042,308      751,387       1,897,973

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,827,782      982,268       1,881,618

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,939,607      825,401       1,926,660

3D. To adopt a new fundamental investment restriction concerning investments in real estate.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,863,808      959,130       1,868,729

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,781,683     1,045,070      1,864,914

3F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,965,530      906,394       1,819,743

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,589,004     1,069,458      2,033,206

4. To approve a new investment management agreement with Delaware Management Company.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,949,041      947,427       1,795,199

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     27,888,166      329,662       1,473,840

6. To approve the restructuring of Delware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     27,129,907      663,967       1,897,795

                                                             Growth and Income-7

Delaware Group Premium Fund, Inc.-International Equity Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                                    Market
                                                          Number     Value
                                                        of Shares   (U.S. $)
   COMMON STOCK-95.80%
   Australia-11.75%
   Amcor Limited ................................       1,415,000 $ 7,905,279
   CSR Limited ..................................       1,904,966   5,474,644
   Foster's Brewing Group .......................       2,411,051   6,829,626
   National Australia Bank ......................         393,757   6,548,671
   Orica ........................................         599,900   3,292,838
                                                                  -----------
                                                                   30,051,058
                                                                  -----------
   Belgium-1.66%
   Electrabel ...................................          13,115   4,248,670
                                                                  -----------
                                                                    4,248,670
                                                                  -----------
   France-8.63%
   Alcatel Alsthom ..............................          38,015   5,370,664
   Compagnie de Saint Gobain ....................          34,299   5,484,667
   Elf Aquitaine ................................          43,583   6,418,926
  +Societe Generale .............................          27,108   4,794,904
                                                                  -----------
                                                                   22,069,161
                                                                  -----------
   Germany-10.17%
  +Bayer ........................................         134,600   5,621,199
   Bayerische Hypo-und Vereinsbank ..............          60,900   3,889,044
   Continental ..................................         117,200   2,814,206
   Rheinisch Westfaelisches Elek ................         146,000   6,784,839
   Siemens ......................................          89,050   6,894,073
                                                                  -----------
                                                                   26,003,361
                                                                  -----------
   Hong Kong-3.34%
   Hong Kong Electric ...........................         810,000   2,609,973
   Wharf (Holdings) Limited .....................       1,900,000   5,926,250
                                                                  -----------
                                                                    8,536,223
                                                                  -----------
   Japan-15.63%
   Canon ........................................         115,000   3,307,437
  +Eisai Limited ................................         250,000   4,927,684
   Hitachi ......................................         888,000   8,329,584
  +Kinki Coca-Cola Bottling .....................         177,000   3,071,900
   Koito Manufacturing ..........................         596,000   2,699,239
   Matsushita Electric Industrial ...............         371,000   7,205,369
   Nichido Fire & Marine ........................         783,000   4,031,478
   West Japan Railway ...........................           1,669   6,400,130
                                                                  -----------
                                                                   39,972,821
                                                                  -----------
   Malaysia-0.74%
   Oriental Holdings Berhad .....................         510,720   1,397,760
   Sime Darby Berhad ............................         380,000     498,000
                                                                  -----------
                                                                    1,895,760
                                                                  -----------
-----------------
Top 10 holdings, representing 29.86% of net assets, are in bold.

                                                                       Market
                                                          Number        Value
                                                        of Shares      (U.S. $)

   COMMON STOCK (Continued)
   Netherlands-4.42%
   Elsevier .....................................         199,500   $  2,322,928
   Koninklijke Van Ommeren ......................          60,100      1,816,342
   Royal Dutch Petroleum ........................          63,000      3,703,644
   Unilever .....................................          51,286      3,468,825
                                                                    ------------
                                                                      11,311,739
                                                                    ------------
   New Zealand-2.52%
   Carter Holt Harvey Limited ...................       1,187,800      1,430,934
  +Telecom Corporation of New Zealand ...........       1,164,193      5,026,642
                                                                    ------------
                                                                       6,457,576
                                                                    ------------
   Singapore-0.66%
   Jardine Matheson Holdings Limited ............         336,622      1,683,110
                                                                    ------------
                                                                       1,683,110
                                                                    ------------
   Spain-7.11%
   Banco Santander Central
    Hispano Americano ...........................         733,492      7,667,559
  +Iberdrola ....................................         197,800      3,023,759
  +Telefonica de Espana .........................         154,924      7,489,778
                                                                    ------------
                                                                      18,181,096
                                                                    ------------
   United Kingdom-29.17%
   Bass .........................................         436,964      6,363,729
   BG ...........................................         867,647      5,318,071
   Blue Circle Industry .........................         918,236      6,121,017
   Boots ........................................         433,200      5,177,069
   British Airways ..............................         889,471      6,125,857
   Cable & Wireless .............................         556,000      7,087,889
  *Centrica .....................................         630,000      1,486,899
   GKN ..........................................         482,000      8,263,737
   Glaxo Wellcome ...............................         214,470      5,965,846
   Great Universal Stores .......................         438,000      4,905,984
   Rio Tinto ....................................         522,100      8,703,967
   Taylor Woodrow ...............................       1,365,000      3,943,514
   Unigate ......................................         808,000      5,140,626
                                                                    ------------
                                                                      74,604,205
                                                                    ------------
   Total Common Stock
    (cost $195,761,726) .........................                    245,014,780
                                                                    ------------

                                                          International Equity-1

International Equity Series
Statement of Net Assets (Continued)


                                                                     Market
                                                        Principal    Value
                                                         Amount     (U.S.$)
REPURCHASE AGREEMENTS-2.67%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by $1,186,000
   U.S. Treasury Notes 5.375% due 2/15/01,
   market value $1,204,017 and
   $593,000 U.S. Treasury Notes 4.65%
   due 9/30/01, market value $609,435 and
   $508,000 U.S. Treasury Notes 6.125%
   due 12/31/01, market value $511,690) .............  $2,268,000  $2,268,000
With J.P. Morgan Securities 4.70% 7/1/99
   (dated 6/30/99, collateralized by
   $655,000 U.S. Treasury Notes 6.375%
   due 8/15/02, market value $679,519 and
   $593,000 U. S. Treasury Notes 6.25%
   due 8/31/02, market value $611,304 and
   $410,000 U.S. Treasury Notes 5.75%
   due 11/30/02, market value $411,242 and
   $593,000 U.S. Treasury Notes 5.50%
   due 1/31/03, market value $598,911) ..............   2,253,000   2,253,000

                                                                     Market
                                                        Principal    Value
                                                         Amount     (U.S.$)
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $560,000 U.S. Treasury Bills 7.125%
   due 2/29/00, market value $579,421 and
   $593,000 U.S. Treasury Notes 5.625%
   due 11/30/00, market value $595,543
   and $1,186,000 U.S. Treasury Notes 5.75%
   due 11/30/02, market value $1,186,390) ...........  $2,313,000  $2,313,000
                                                                   ----------
Total Repurchase Agreements
   (cost $6,834,000) ................................              $6,834,000
                                                                   ----------


TOTAL MARKET VALUE OF SECURITIES-98.47% (cost $202,595,726) ...  $251,848,780

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.53% .........     3,908,444
                                                                 ------------
NET ASSETS APPLICABLE TO 14,671,606 SHARES
   ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $17.43 PER SHARE-100.00% .....................  $255,757,224
                                                                 ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares
   allocated to the Series ....................................  $200,625,127
Undistributed net investment income** .........................     4,345,343
Accumulated net realized gain on investments ..................     1,533,724
Net unrealized appreciation of investments and
   foreign currencies .........................................    49,253,030
                                                                 ------------
Total net assets ..............................................  $255,757,224
                                                                 ============
----------------
 *Non-income producing security for the period ended June 30, 1999. **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
 +Security is partially or fully on loan.

                             See accompanying notes


                                                          International Equity-2

Delaware Group Premium Fund, Inc.-
International Equity Series
Statement of Operations
Period Ended June 30, 1999
(Unaudited)


INVESTMENT INCOME:
Dividends .............................................       $ 4,738,830
Interest ..............................................           316,517
Foreign tax withheld ..................................          (458,909)
                                                              -----------
                                                                4,596,438
                                                              -----------
EXPENSES:
Management fees .......................................           968,606
Accounting fees and salaries ..........................            63,449
Reports and statements to shareholders ................            38,440
Professional fees .....................................            12,800
Taxes (other than taxes on income) ....................             6,060
Registration fees .....................................             5,950
Custodian fees ........................................             5,000
Dividend disbursing and transfer agent fees
   and expenses .......................................             3,512
Directors' fees .......................................             2,141
Other .................................................             6,704
                                                              -----------
                                                                1,112,662
                                                              -----------

Less expenses absorbed or waived ......................            (9,643)
Less expenses paid indirectly .........................            (2,869)
                                                              -----------
Total expenses ........................................         1,100,150
                                                              -----------

NET INVESTMENT INCOME .................................         3,496,288
                                                              -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
   Investments ........................................         2,397,454
   Foreign currencies .................................         1,202,397
                                                              -----------
Net realized gain                                               3,599,851
Net change in unrealized appreciation/
   depreciation of investments and foreign
   currencies .........................................        13,278,957
                                                              -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS AND FOREIGN CURRENCIES ..............        16,878,808
                                                              -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................       $20,375,096
                                                              ===========
                             See accompanying notes

Delaware Group Premium Fund, Inc.-
International Equity Series
Statements of Changes in Net Assets

                                                      Period Ended     Year
                                                         6/30/99      Ended
                                                       (Unaudited)   12/31/98
                                                      ------------ ------------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income ..........................     $  3,496,288  $  5,415,775
Net realized gain on investments and
   foreign currencies ..........................        3,599,851     1,031,088
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currencies ..........................       13,278,957    14,401,533
                                                     ------------  ------------
Net increase in net assets resulting
   from operations .............................       20,375,096    20,848,396
                                                     ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..........................       (5,284,951)   (7,631,302)
Net realized gain on investments ...............         (385,980)           --
                                                     ------------  ------------
                                                       (5,670,931)   (7,631,302)
                                                     ------------  ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ......................       59,671,854    66,971,858
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments .........................        5,670,931     7,631,302
                                                     ------------  ------------
                                                       65,342,785    74,603,160
Cost of shares repurchased .....................      (67,825,767)  (43,147,474)
                                                     ------------  ------------
Increase in net assets derived from
   capital share transactions ..................       (2,482,982)   31,455,686
                                                     ------------  ------------

NET INCREASE IN NET ASSETS .....................       12,221,183    44,672,780
                                                     ------------  ------------
NET ASSETS:
Beginning of period ............................      243,536,041   198,863,261
                                                     ------------  ------------
End of period ..................................     $255,757,224  $243,536,041
                                                     ============  ============
                             See accompanying notes


                                                          International Equity-3

Delaware Group Premium Fund, Inc.-International Equity Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:


                                                            Six Months
                                                           Ended 6/30/99                   Year Ended December 31,
                                                          (Unaudited)(1)    1998        1997         1996        1995         1994
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period .....................    $16.480     $15.520      $15.110     $13.120      $11.840     $11.620

Income from investment operations:
Net investment income(2) .................................      0.235       0.386        0.359       0.557        0.419       0.220
Net realized and unrealized gain on investments
   and foreign currencies ................................      1.097       1.169        0.596       1.966        1.191       0.080
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations .........................      1.332       1.555        0.955       2.523        1.610       0.300
                                                              -------     -------      -------     -------      -------     -------
Less dividends and distributions:
Dividends from net investment income .....................     (0.356)     (0.595)      (0.545)     (0.420)      (0.240)     (0.070)
Distributions from net realized gain on investments ......     (0.026)       none         none      (0.113)      (0.090)     (0.010)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ........................     (0.382)     (0.595)      (0.545)     (0.533)      (0.330)     (0.080)
                                                              -------     -------      -------     -------      -------     -------
Net asset value, end of period ...........................    $17.430     $16.480      $15.520     $15.110      $13.120     $11.840
                                                              =======     =======      =======     =======      =======     =======
Total return .............................................      8.30%      10.33%        6.60%      20.03%       13.98%       2.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................   $255,757    $243,536     $198,863    $131,428      $81,548     $57,649
Ratio of expenses to average net assets ..................      0.89%       0.87%        0.85%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .......      0.90%       0.88%        0.90%       0.91%        0.89%       1.01%
Ratio of net investment income to average net assets .....      2.83%       2.41%        2.28%       4.71%        3.69%       2.63%
Ratio of net investment income to average net assets
    prior to expense limitation and expenses paid
    indirectly ...........................................      2.82%       2.40%        2.23%       4.60%        3.60%       2.42%
Portfolio turnover .......................................         0%          5%           7%          8%          19%         13%

------------------
(1)Ratios have been annualized and total return has not been annualized.
(2)Per share information for the years ended December 31, 1997 and 1998 and the period ended June 30, 1999 was based on the average shares outstanding method.

                             See accompanying notes



                                                          International Equity-4

Delaware Group Premium Fund, Inc.-International Equity Series
Notes to Financial Statements
June 30, 1999 (Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the International Equity Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the statement of operations that result from fluctuations in foreign currency exchange rates. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series became aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

The International Equity Series will make payments from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $2,869 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware International Advisers Ltd. ("DIAL"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.85% of the first $500 million of average daily net assets of the series, 0.80% on the next $500 million, 0.75% on the next $1,500 million and 0.70% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.75% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors.

DIAL has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.95% of average daily net assets of the Series through October 31, 1999.




                                                          International Equity-5

International Equity Series
Notes to Financial Statements (Continued)


The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of Delaware Management Company ("DMC"), to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                           Dividend disbursing                Other
     Investment              transfer agent,                expenses
     management              accounting fees                 payable
   fee payable to           and other expenses               to DMC
      DIAL                    payable to DSC              and affiliates
   --------------          -------------------            --------------
     $179,122                     $6,956                      $24,456

Certain officers of DMC, DSC and DIAL are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .....................................              -
   Sales .........................................     $6,448,355

The cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                       Aggregate        Aggregate
     Cost of          unrealized       unrealized        Net unrealized
   investments       appreciation     depreciation        appreciation
   -----------       ------------     ------------       --------------
   $202,595,726       $57,495,503     ($8,242,449)        $49,253,054

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

             Year of
           expiration
              2005
           ----------
           $477,750

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                        Shares issued upon
                                                                   reinvestment of distributions
                                                                       from net investment
                                                                     income and net realized           Shares           Net
                                                       Shares sold     gain on investments          repurchased  increase (decrease)
                                                       ----------- ------------------------------   -----------  -------------------
   Period ended June 30, 1999 ....................      3,566,186             356,215                (4,031,454)       (109,053)
   Year ended December 31, 1998 ..................      4,191,375             498,862                (2,725,472)      1,964,765

5. Foreign Exchange Contracts
The Series will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. These contracts may be entered into to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. They may also be used to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Series' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

There were no forward foreign currency contracts outstanding at June 30, 1999.


                                                          International Equity-6

International Equity Series
Notes to Financial Statements (Continued)


6. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

7. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 1999 were as follows:

     Market value of
   securities on loan                                  Collateral
   ------------------                                 ------------
      $18,522,907                                      $19,227,797

Net income from securities lending activities for the period ended June 30, 1999 was $105,716 and is included in interest income on the statement of operations.



                                                         International Equity-7

Delaware Group Premium Fund Inc.-International Equity Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund,
Inc.-International Equity Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                           Shares    Shares Voted
                                            Voted      Withheld
                                             For       Authority     Abstain
                                         ----------  ------------    -------
   Jeffrey J. Nick ................      13,976,052     889,202         -
   Walter P. Babich ...............      13,945,188     920,065         -
   John H. Durham .................      13,979,123     886,131         -
   Anthony D. Knerr ...............      13,954,354     910,899         -
   Ann R. Leven ...................      13,965,031     900,222         -
   Thomas F. Madison ..............      13,978,477     886,776         -
   Charles E. Peck ................      13,942,063     923,190         -
   Wayne A. Stork .................      13,969,396     895,858         -
   Jan L. Yeomans .................      13,960,563     904,690         -

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,681,397     1,293,565     890,291

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         13,010,798     1,043,661     810,794

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,894,701      1,516,842    815,588

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,956,342     1,097,744     811,167

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,868,863     1,190,868     805,522

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,819,061     1,506,194     812,999

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,856,729     1,208,670     799,855

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,803,559     1,230,168     831,527

4. To approve a new investment management agreement with Delaware International Advisers Ltd.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,819,945     1,481,660     807,749

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         14,042,881       156,767     665,605

6. To approve the restructuring of Delware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         13,155,415       893,575     816,263


                                                          International Equity-8

Delaware Group Premium Fund, Inc.-REIT Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                       Number of    Market
                                        Shares      Value
 COMMON STOCK-95.44%
 Hotels/Diversified REITs-11.81%
*Catellus Development ...........       21,700   $  336,350
 Franchise Finance ..............        9,400      206,800
 Glenborough Realty Trust .......        7,000      122,500
 Starwood Hotels & Resorts Trust        13,370      408,621
                                                  ---------
                                                  1,074,271
                                                  ---------
 Mall REITs-5.29%
 General Growth Properties ......        4,350      154,425
*Macerich .......................        3,300       86,625
 Simon Property Group ...........        9,450      239,794
                                                  ---------
                                                    480,844
                                                  ---------
 Manufactured Housing REITs-7.94%
 Chateau Communities ............       12,060      361,046
 Sun Communities ................       10,160      360,680
                                                  ---------
                                                    721,726
                                                  ---------
 Multifamily REITs-14.93%
 Apartment Investment
   & Management .................        8,410      359,527
 AvalonBay Communities ..........       10,473      387,505
 Essex Property Trust ...........        9,160      324,035
 Grove Property Trust ...........       22,050      286,650
                                                  ---------
                                                  1,357,717
                                                  ---------
 Office/Industrial REITs-40.77%
 Alexandria Real Estate Equities        12,170      380,312
 AMB Property ...................       10,990      258,265
 Cabot Industrial Trust .........       15,000      318,750

----------
Top 10 stock holdings, representing 40.08% of net assets, are in bold.

                                       Number of    Market
                                        Shares      Value
COMMON STOCK (Continued)
Office/Industrial REITs (Continued)
CarrAmerica Realty .............       10,280   $  257,000
Duke Realty Investments ........       13,500      304,594
Equity Office Properties Trust .       13,690      350,806
Liberty Property Trust .........        8,360      207,955
Prentiss Properties Trust ......       11,880      279,180
Reckson Associates Realty ......       14,890      349,915
SL Green Realty ................       16,890      345,189
Spieker Properties .............        8,115      315,471
Trizec Hahn ....................       16,700      340,263
                                                 ---------
                                                 3,707,700
                                                 ---------
Retail Strip Center REITs-10.94%
First Washington Realty Trust ..       10,400      243,100
JDN Realty .....................       12,870      287,966
Kimco Realty ...................        6,000      234,750
Pan Pacific Retail Properties ..       11,790      229,168
                                                 ---------
                                                   994,984
                                                 ---------
Self Storage REITs-3.76%
Public Storage .................       12,200      341,600
                                                 ---------
                                                   341,600
                                                 ---------
Total Common Stock
(cost $8,407,880) ..............      346,608    8,678,842
                                                 ---------


                                                                          REIT-1

REIT Series
Statement of Net Assets (Continued)


                                                         Principal    Market
                                                          Amount      Value
REPURCHASE AGREEMENTS-4.88%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by $77,000
   U.S. Treasury Notes 5.375% due 2/15/01,
   market value $78,227 and $33,000
   U.S. Treasury Notes 6.125% due 12/31/01,
   market value $33,245 and $38,000
   U.S. Treasury Notes 6.375% due 9/30/01,
   market value $39,596)...........................      $148,000    $148,000
With J.P. Morgan 4.70% 7/1/99
   (dated 6/30/99 collateralized by $39,000
   U.S. Treasury Notes 5.50% due 1/31/03,
   market value $38,912 and $27,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $26,654 and $39,000
   U.S. Treasury Notes 6.25% due 8/31/02,
   market value $39,717 and $43,000
   U.S. Treasury Notes 6.375% due 8/15/02,
   market value $44,149)...........................       146,000     146,000


                                                         Principal    Market
                                                          Amount      Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by $39,000
   U.S. Treasury Notes 5.625% due 11/30/00,
   market value $38,693 and $77,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $77,081 and $36,000
   U.S. Treasury Notes 7.125% due 2/29/00,
   market value $37,646)...........................      $150,000    $150,000
                                                                     --------
Total Repurchase Agreements
   (cost $444,000).................................                   444,000
                                                                     --------




TOTAL MARKET VALUE OF SECURITIES-100.32% (Cost $8,851,880).......  $9,122,842

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.32%)..........     (29,011)
                                                                     --------

NET ASSETS APPLICABLE TO 970,119 SHARES ($.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $9.37 PER SHARE-100.00%............  $9,093,831
                                                                   ==========

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common Stock, $0.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares
   allocated to the Series.......................................  $8,955,019
Undistributed net investment income..............................     173,440
Accumulated net realized loss on investments.....................    (305,590)
Net unrealized appreciation of investments.......................     270,962
                                                                   ----------
Total net assets.................................................  $9,093,831
                                                                   ==========

----------
* Non-income producing security for the six months ended June 30, 1999. Reit - Real Estate Investment Trust

                             See accompanying notes


                                                                          REIT-2

Delaware Group Premium Fund, Inc.-
REIT Series
Statement of Operations
Six Months Ended June 30, 1999 (Unaudited)


INVESTMENT INCOME:
Dividends .............................   $ 192,659
Interest ..............................      12,045
                                          ---------
                                            204,704
                                          ---------

EXPENSES:
Management fees .......................      26,395
Reports and statements to shareholders        4,757
Accounting and administration .........       1,405
Custodian fees ........................         700
Taxes (other than taxes on income) ....         251
Dividend disbursing and transfer agent
   fees and expenses ..................         202
Directors' fees .......................         200
Registration fees .....................         130
Professional fees .....................         100
Other .................................         354
                                          ---------
                                             34,494

Less expenses absorbed or waived by
   Delaware Management Company ........      (5,115)
Less expenses paid indirectly .........         (81)
                                          ---------
Total Operating Expenses ..............      29,298
                                          ---------

NET INVESTMENT INCOME .................     175,406
                                          ---------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments ......    (129,579)
Net change in unrealized appreciation /
   depreciation of investments ........     374,361
                                          ---------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .....................     244,782
                                          ---------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..........   $ 420,188
                                          =========

                             See accompanying notes

Delaware Group Premium Fund, Inc.- REIT
Series Statements of Changes in Net Assets

                                           Six Months        5/4/98*
                                          Ended 6/30/99        to
                                           (Unaudited)      12/31/98
                                          -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .................   $   175,406    $   132,582
Net realized loss on investments ......      (129,579)      (176,011)
Net change in unrealized appreciation/
   depreciation of investments ........       374,361       (103,399)
                                          -----------    -----------
Net increase (decrease) in net assets
   resulting from operations ..........       420,188       (146,828)
                                          -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .................      (134,548)            --
                                          -----------    -----------
                                             (134,548)            --
                                          -----------    -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .............     3,652,896      5,925,102
Net asset value of shares issued
   upon reinvestment of distributions
   from net investment income .........       134,548             --
                                          -----------    -----------
                                            3,787,444      5,925,102
                                          -----------    -----------

Cost of shares repurchased ............      (541,045)      (216,482)
Increase in net assets derived from
   capital share transactions .........     3,246,399      5,708,620
                                          -----------    -----------

NET INCREASE IN NET ASSETS ............     3,532,039      5,561,792
                                          -----------    -----------

NET ASSETS:
Beginning of period ...................     5,561,792             --
                                          -----------    -----------
End of period .........................   $ 9,093,831    $ 5,561,792
                                          ===========    ===========

----------
*Date of commencement of operations.

                             See accompanying notes



                                                                          REIT-3

Delaware Group Premium Fund, Inc.-REIT Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                              Six Months
                                                                Ended       5/4/98(1)
                                                              6/30/99(2)       to
                                                             (Unaudited)    12/31/98
                                                              ---------    ----------
Net asset value, beginning of period ......................   $   9.100    $   10.000

Income (loss) from investment operations:
Net investment income .....................................       0.152         0.217
Net realized and unrealized gain (loss) on investments ....       0.118        (1.117)
                                                              ---------    ----------
Total from investment operations ..........................       0.270        (0.900)
                                                              ---------    ----------

Net asset value, end of period ............................   $   9.370    $    9.100
                                                              =========    ==========

Total return ..............................................       5.25%        (9.00%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $  9,094     $    5,562
Ratio of expenses to average net assets ...................      0.85%          0.85%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ........      1.00%          1.02%
Ratio of net investment income to average net assets ......      5.02%          6.42%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly      4.87%          6.25%
Portfolio turnover ........................................        50%            39%

----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

                                                                          REIT-4

Delaware Group Premium Fund, Inc.-REIT Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the REIT Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The REIT Series will make payments from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $81 for the period ended June 30, 1999. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, and 0.60% on the average daily net assets in excess of $2,500 million. Lincoln Investment Management, Inc., an affiliate of DMC, receives 30% of the advisory fee paid to DMC for acting as a sub-adviser to the Series.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.



                                                                          REIT-5

REIT Series
Notes to Financial Statements (Continued)


At June 30,1999, the Series had liabilities payable to affiliates as follows:
                                       Dividend disbursing       Other
                          Investment     transfer agent,        expenses
                          management     accounting fees        payable
                        fee payable to  and other expenses       to DMC
                             DMC          payable to DSC      and affiliates
                        --------------  ------------------    --------------
                           $4,067              $308               $621

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

Purchases.......   $4,929,851
Sales ..........   $1,633,904

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                                  Aggregate         Aggregate
                 Cost of          unrealized        unrealized   Net unrealized
               investments       appreciation      depreciation   appreciation
               -----------       ------------      ------------   ------------
               $8,851,880          $349,666          ($78,704)      $270,962

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                   Shares issued upon
                                                                    reinvestment of
                                                                distributions from net
                                                                   investment income
                                                                 and net realized gain      Shares          Net
                                                   Shares sold       on investments       repurchased     increase
                                                   -----------       --------------       -----------     --------
Period ended June 30, 1999 ..............            403,313              15,718            (60,312)       358,719
Period ended December 31, 1998*..........            636,299                  --            (24,899)       611,400

----------
**The REIT Series commenced operations on 5/4/98.


                                                                          REIT-6

Delaware Group Premium Fund Inc.-REIT Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - REIT Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                   Shares  Shares Voted
                                   Voted     Withheld
                                    For     Authority    Abstain
                                  -------   ---------    -------
Jeffrey J. Nick................   441,885     8,883         0
Walter P. Babich...............   443,738     7,030         0
John H. Durham.................   443,738     7,030         0
Anthony D. Knerr...............   443,738     7,030         0
Ann R. Leven...................   443,738     7,030         0
Thomas F. Madison..............   443,738     7,030         0
Charles E. Peck................   443,738     7,030         0
Wayne A. Stork.................   441,885     8,883         0
Jan L. Yeomans.................   444,287     6,481         0

2. To approve standardized fundamental investment restrictions (proposal) involves separate votes on seven sub-proposals 3A-3G).

2A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         384,388       20,790      45,590

2B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         414,136       22,775      13,857

2C. To adopt a new fundamental investment restriction concerning underwriting.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         381,475       23,344      45,949

2D. To adopt a new fundamental investment restriction concerning investments in real estate.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         381,898       22,956      45,915

2D. To adopt a new fundamental investment restriction concerning investments in commodities.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         410,855       24,809      15,105

2F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         385,838       53,587      11,343

2G. To reclassify all current fundamental investment restrictions as non-fundamental.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         413,059       22,256      15,454

3. To approve a new investment management agreement with Delaware Management Company.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         412,199       21,855      16,715

4. To approve a new Sub-Advisory Agreement.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         419,899       20,980       9,889

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         438,772        4,010       7,986

6. To approve the restructuring of Delware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         411,315       21,403      18,051


                                                                          REIT-7

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                       Number          Market
                                                     of Shares          Value
 COMMON STOCK-94.92%
 Aerospace & Defense-0.66%
 Cordant Technologies ....................             15,000        $   677,812
                                                                      ----------
                                                                         677,812
                                                                      ----------
 Automobiles & Automotive Parts-7.93%
 Arvin Industries ........................             37,500          1,420,312
 Borg-Wagner Automotive ..................             41,408          2,277,440
 CLARCOR .................................             52,750          1,012,140
 Federal Signal ..........................             68,900          1,459,819
 Harsco ..................................             25,300            809,600
 Smith (A.O.) ............................             43,450          1,200,306
                                                                      ----------
                                                                       8,179,617
                                                                      ----------
 Banking, Finance & Insurance-14.71%
*Avis Rent-A-Car .........................             61,400          1,788,275
 Enhance Financial Services Group ........             66,200          1,307,450
 Everest Re Holdings .....................             32,400          1,057,050
*Farm Family Holdings ....................             29,300          1,001,694
*Financial Federal .......................             49,950          1,098,900
 Horace Mann Educators ...................             71,600          1,946,625
 Liberty Financial Companies .............             28,800            835,200
 North Fork Bancorporation ...............             83,650          1,782,790
 Peoples Heritage Financial Group ........            100,800          1,899,450
 Radian Group ............................             18,000            878,625
 Westamerica Bancorporation ..............             43,000          1,568,156
                                                                      ----------
                                                                      15,164,215
                                                                      ----------
 Buildings & Materials-4.16%
 D.R. Horton .............................             85,300          1,418,112
*Griffon .................................             81,800            639,062
*Jacobs Engineering Group ................             50,800          1,930,400
*Toll Brothers ...........................             14,200            304,413
                                                                      ----------
                                                                       4,291,987
                                                                      ----------
 Cable, Media & Publishing-1.22%
*World Color Press .......................             45,900          1,262,250
                                                                      ----------
                                                                       1,262,250
                                                                      ----------
 Chemicals-5.46%
 Crompton & Knowles ......................             43,900            858,794
 Hanna (M.A.) ............................             60,100            987,894
 OM Group ................................             31,300          1,079,850
*Scotts ..................................             56,700          2,700,337
                                                                      ----------
                                                                       5,626,875
                                                                      ----------
 Computers & Technology-4.12%
*Etec Systems ............................             33,200          1,099,750
*Metamor Worldwide .......................             17,200            412,800
*Metro Information Services ..............             26,800            443,875
*Synopsys ................................             41,500          2,288,984
                                                                      ----------
                                                                       4,245,409
                                                                      ----------
 Energy-6.97%
*BJ Services .............................             25,600            753,600
 Nicor ...................................             44,300          1,686,169
 NUI .....................................             26,900            669,138
*Ocean Energy ............................             77,600            746,900
*Oceaneering International ...............             71,100          1,146,487

----------
Top 10 stock holdings, representing 22.16% of net assets, are in bold.

                                                       Number          Market
                                                     of Shares          Value
 COMMON STOCK (Continued)
 Energy (Continued)
*Santa Fe Snyder ...........................            81,400        $  620,675
 Valero Energy .............................            36,000           771,750
*Weatherford International .................            21,500           787,437
                                                                      ----------
                                                                       7,182,156
                                                                      ----------
 Food, Beverage & Tobacco-4.81%
 Corn Products .............................            45,400         1,381,862
*Suiza Foods ...............................            33,200         1,390,250
 Universal Foods ...........................           103,500         2,186,437
                                                                      ----------
                                                                       4,958,549
                                                                      ----------
 Healthcare & Pharmaceuticals-2.22%
*Trigon Healthcare .........................            62,900         2,287,988
                                                                      ----------
                                                                       2,287,988
                                                                      ----------
 Industrial Machinery-6.24%
 Columbus McKinnon .........................            37,900           900,125
 Hussmann International ....................            59,900           992,094
 IDEX ......................................            37,850         1,244,319
 Milacron ..................................            57,700         1,067,450
 Regal-Beloit ..............................            42,600         1,006,425
 Varian Medical Systems ....................            48,600         1,227,150
                                                                      ----------
                                                                       6,437,563
                                                                      ----------
 Metals & Mining-2.91%
*Bethlehem Steel ...........................            78,900           606,544
 LTV .......................................            93,400           624,613
*Mueller Industries ........................            33,300         1,130,119
 Watts Industries ..........................            33,100           635,106
                                                                      ----------
                                                                       2,996,382
                                                                      ----------
 Paper & Forest Products-2.46%
 Caraustar Industries ......................            32,600           802,775
 Chesapeake ................................            16,900           632,694
 Rayonier ..................................            22,200         1,105,837
                                                                      ----------
                                                                       2,541,306
                                                                      ----------
 Real Estate-9.26%
 Cabot Industrial Trust ....................            61,100         1,298,375
 Chateau Communities .......................            24,215           724,936
 Duke-Weeks Realty .........................            47,300         1,067,206
 Kilroy Realty .............................            35,900           872,819
 MeriStar Hospitality ......................            46,345         1,039,866
 New Plan Excel Realty Trust ...............            45,480           818,640
 Pan Pacific Retail Properties .............            56,700         1,102,106
 Prentiss Properties Trust .................            53,000         1,245,500
 Reckson Associates Realty .................            58,800         1,381,800
                                                                      ----------
                                                                       9,551,248
                                                                      ----------
 Retail-7.70%
*BJ's Wholesale Club .......................            80,800         2,429,050
 Casey's General Stores ....................            78,700         1,178,041
 Pier 1 Imports ............................           129,300         1,454,625
*Zale ......................................            72,000         2,880,000
                                                                      ----------
                                                                       7,941,716
                                                                      ----------
 Telecommunications-0.70%
*Brightpoint ...............................           119,400           727,594
                                                                      ----------
                                                                         727,594
                                                                      ----------


                                                               Small Cap Value-1

Small Cap Value Series
Statement of Net Assets (Continued)

                                                       Number          Market
                                                     of Shares          Value
 COMMON STOCK (Continued)
 Textiles, Apparel & Furniture-6.63%
*Furniture Brands International ..........             56,900         $1,586,088
 HON Industries ..........................             65,900          1,923,456
 Kellwood ................................             54,000          1,464,750
 Springs Industries-Class A ..............             19,300            841,963
 Wolverine World Wide ....................             72,600          1,016,400
                                                                      ----------
                                                                       6,832,657
                                                                      ----------
 Transportation & Shipping-4.18%
 Alexander & Baldwin .....................             34,600            767,688
*Mesaba Holdings .........................             61,500            782,203
*M.S. Carriers ...........................             41,400          1,227,769
 USFreightways ...........................             33,200          1,528,238
                                                                      ----------
                                                                       4,305,898
                                                                      ----------
 Utilities-1.50%
 California Water Service Group ..........             23,800            621,775
 Sierra Pacific Resources ................             25,300            920,288
                                                                      ----------
                                                                       1,542,063
                                                                      ----------
 Miscellaneous-1.08%
*Modis Professional Services .............             81,300          1,117,875
                                                                      ----------
                                                                       1,117,875
                                                                      ----------
 Total Common Stock
  (cost $88,304,985) .....................                            97,871,160
                                                                      ----------

                                                     Principal         Market
                                                       Amount           Value
REPURCHASE AGREEMENTS-5.00%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by $894,000
   U.S. Treasury Notes 6.375% due 2/15/01,
   market value $907,710 and $447,000
   U.S. Treasury Notes 6.375% due 9/30/01,
   market value $459,454 and $383,000
   U.S. Treasury Notes 6.125% due 12/31/01
   market value $385,764) .........................    $1,710,000     $1,710,000
With J.P. Morgan Securities 4.70%
   7/1/99 (dated 6/30/99, collateralized
   by $494,000 U.S. Treasury Notes 6.375%
   due 8/15/02, market value $512,290
   and $447,000 U.S. Treasury Notes
   6.25% due 8/31/02, market value
   $460,863 and $309,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market value
   $309,282 and $447,000 U.S Treasury
   Notes 5.50% due 1/31/03,
   market value $451,520) .........................     1,699,000      1,699,000
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $422,000 U.S. Treasury Notes 7.125%
   due 2/29/00, market value $436,826
   and $447,000 U.S. Treasury Notes
   5.625% due 11/30/00, market value
   $448,981 and $894,000 U.S. Treasury
   Notes 5.75% due 11/30/02,
   market value $894,421) .........................     1,743,000      1,743,000
                                                                      ----------
Total Repurchase Agreements
   (cost $5,152,000) ..............................                    5,152,000
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES-99.92% (cost $93,456,985) ..........................     $103,023,160

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.08% ...............................           78,678
                                                                                          ------------

NET ASSETS APPLICABLE TO 6,160,046 SHARES ($0.01, PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $16.74 PER SHARE-100.00% ...........................................     $103,101,838
                                                                                          ============

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common Stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with
   50,000,000 shares allocated to the Series ........................................     $ 92,856,763
Undistributed net investment income .................................................          502,333
Accumulated net realized gain on investments ........................................          176,567
Net unrealized appreciation of investments ..........................................        9,566,175
                                                                                          ------------
Total net assets ....................................................................     $103,101,838
                                                                                          ============

----------
*Non-income producing security for the period ended June 30, 1999.

                             See accompanying notes

                                                               Small Cap Value-2

Delaware Group Premium Fund, Inc.-
Small Cap Value Series
Statement of Operations
For the Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Dividends ...............................................           $   789,441
Interest ................................................               128,207
                                                                    -----------
                                                                        917,648
                                                                    -----------
EXPENSES:
Management fees .........................................               366,243
Accounting and administration ...........................                19,056
Professional fees .......................................                 6,050
Reports and statements to shareholders ..................                 3,750
Registration fees .......................................                 2,750
Custodian fees ..........................................                 2,591
Taxes (other than taxes on income) ......................                 1,980
Dividend disbursing and transfer agent
   fees and expenses ....................................                 1,400
Directors' fees .........................................                 1,313
Other ...................................................                 7,668
                                                                    -----------
                                                                        412,801
Less expenses paid indirectly ...........................                (1,124)
                                                                    -----------
Total expenses ..........................................               411,677
                                                                    -----------

NET INVESTMENT INCOME ...................................               505,971
                                                                    -----------

NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS:
Net realized gain on investments ........................             1,511,718
Net change in unrealized appreciation /
   depreciation of investments ..........................             1,301,135
                                                                    -----------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS ..................................             2,812,853
                                                                    -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ............................           $ 3,318,824
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Small Cap Value Series
Statements of Changes in Net Assets

                                                Six Months              Year
                                               Ended 6/30/99           Ended
                                                (Unaudited)           12/31/98
                                                -----------           --------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ....................     $     505,971      $   1,245,041
Net realized gain (loss) on investments ..         1,511,718           (827,096)
Net change in unrealized appreciation /
   depreciation of investments ...........         1,301,135         (5,586,278)
                                               -------------      -------------
Net increase (decrease) in net assets
   resulting from operations .............         3,318,824         (5,168,333)
                                               -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ....................        (1,227,218)          (638,385)
Net realized gain on investments .........          (503,474)        (2,340,745)
                                               -------------      -------------
                                                  (1,730,692)        (2,979,130)
                                               -------------      -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ................         8,489,139         34,478,733
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments ...................         1,730,692          2,979,130
                                               -------------      -------------
                                                  10,219,831         37,457,863
Cost of shares repurchased ...............       (12,695,549)        (9,392,119)
                                               -------------      -------------
Increase (Decrease) in net assets derived
   from capital share transactions .......        (2,475,718)        28,065,744
                                               -------------      -------------

NET INCREASE (DECREASE)
   IN NET ASSETS .........................          (887,586)        19,918,281
                                               -------------      -------------

NET ASSETS:
Beginning of period ......................       103,989,424         84,071,143
                                               -------------      -------------
End of period ............................     $ 103,101,838      $ 103,989,424
                                               =============      =============

                             See accompanying notes


                                                               Small Cap Value-3

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                           Six Months
                                                          Ended 6/30/99                          Year Ended December 31,
                                                           (Unaudited)(1)    1998       1997         1996        1995         1994
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period ......................   $16.450      $17.920     $14.500     $12.470      $10.290     $10.210

Income (loss) from investment operations:
Net investment income .....................................     0.083        0.196       0.122       0.112        0.192       0.148
Net realized and unrealized gain (loss) on investments ....     0.482       (1.036)      4.338       2.548        2.208      (0.068)
                                                              -------      -------     -------     -------      -------     -------
Total from investment operations ..........................     0.565       (0.840)      4.460       2.660        2.400       0.080
                                                              -------      -------     -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income ......................    (0.195)      (0.135)     (0.110)     (0.180)      (0.150)       none
Distributions from net realized gain on investments .......    (0.080)      (0.495)     (0.930)     (0.450)      (0.070)       none
                                                              -------      -------     -------     -------      -------     -------
Total dividends and distributions .........................    (0.275)      (0.630)     (1.040)     (0.630)      (0.220)       none
                                                              -------      -------     -------     -------      -------     -------

Net asset value, end of period ............................   $16.740      $16.450     $17.920     $14.500      $12.470     $10.290
                                                              =======      =======     =======     =======      =======     =======

Total return ..............................................     3.69%       (4.79%)     32.91%      22.55%       23.85%       0.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................  $103,101     $103,989     $84,071     $23,683      $11,929      $6,291
Ratio of expenses to average net assets ...................     0.85%        0.83%       0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly     0.85%        0.85%       0.90%       0.99%        0.96%       1.41%
Ratio of net investment income to average net assets ......     1.04%        1.32%       1.24%       1.28%        2.13%       2.62%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly ........................................     1.04%        1.30%       1.14%       1.09%        1.97%       2.01%
Portfolio turnover ........................................       49%          45%         41%         84%          71%         26%

----------
(1)Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


                                                               Small Cap Value-4

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Small Cap Value Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Small Cap Value Series will make payments from net investment income and net realized gain on investments, if any, once a year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $1,124 for the period ended June 30, 1999. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $0 for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% on first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.75% on the average daily net assets of the Series.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.


                                                               Small Cap Value-5

Small Cap Value Series
Notes to Financial Statements (Continued)

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                         Dividend disbursing
                   Investment              transfer agent,
                   management              accounting fees
                fee payable to           and other expenses
                      DMC                  payable to DSC
                --------------           ------------------
                    $72,985                     $3,408

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .......................................  $22,723,729
   Sales ...........................................  $25,784,150

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                       Aggregate        Aggregate
       Cost of        unrealized       unrealized       Net unrealized
     investments     appreciation     depreciation       appreciation
     -----------     ------------     ------------       ------------
     $93,456,985      $13,255,356     ($3,659,169)        $9,566,175

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

       Year of
     expiration
        2006
     ----------
     $807,647

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                           Shares issued upon
                                                                      reinvestment of distributions
                                                                           from net investment
                                                                         income and net realized           Shares         Net
                                                       Shares sold         gain on investments          repurchased     decrease
                                                       -----------    -----------------------------     -----------     --------
   Period ended June 30, 1999 ......................      543,769                118,948                 (822,801)      (160,084)
   Year ended December 31, 1998 ....................    2,030,407                175,656                 (578,317)     1,627,746

                                                               Small Cap Value-6

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Small Cap Value Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                          Shares          Shares Voted
                                           Voted            Withheld
                                            For            Authority     Abstain
                                         ---------         ---------     -------
   Jeffrey J. Nick ..............        6,181,225          121,968        --
   Walter P. Babich .............        6,179,529          123,665        --
   John H. Durham ...............        6,182,255          120,939        --
   Anthony D. Knerr .............        6,177,651          125,543        --
   Ann R. Leven .................        6,182,982          120,212        --
   Thomas F. Madison ............        6,183,345          119,848        --
   Charles E. Peck ..............        6,179,468          123,725        --
   Wayne A. Stork ...............        6,183,224          119,969        --
   Jan L. Yeomans ...............        6,183,345          119,848        --

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,631,339    219,037     452,818

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3B. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,752,263    123,526     427,405

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,715,545    157,917     429,731

3C. To adopt a new fundamental investment restriction concerning underwriting.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,753,803    148,969     400,421

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,716,972    179,717     406,505

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,711,415    186,303     405,475

3F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,712,705    189,132     401,356

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,721,522    175,476     406,196

4. To approve a new investment management agreement with Delaware Management Company.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,753,541    132,979     416,674

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,887,197     63,700     352,296

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,750,960    120,330     431,904

                                                               Small Cap Value-7

Delaware Group Premium Fund, Inc.-Social Awareness Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                            Number of        Market
                                              Shares         Value
 COMMON STOCK-97.11%
 Banking, Finance & Insurance-23.37%
 A. G. Edwards .....................           4,745      $  153,026
 Allstate ..........................           8,880         318,570
 Ambac Financial Group .............             500          28,562
 American Express ..................           2,800         364,350
 American International Group ......           2,700         316,069
 AmSouth Bancorporation ............           4,455         103,300
 Bank One ..........................           3,512         209,183
 Chase Manhattan ...................           6,210         537,941
 Citigroup .........................          10,335         490,912
 City National .....................           4,025         150,686
 Comerica ..........................           2,662         158,223
 Conseco ...........................           3,700         112,619
 Countrywide Credit Industries .....           6,000         256,500
 Dime Bancorp ......................          12,800         257,600
 Fannie Mae ........................           5,600         382,900
 First American Financial ..........           8,900         159,087
 First Union .......................           4,670         219,490
 Freddie Mac .......................           1,800         104,400
*FIRSTPLUS Financial Group .........           6,800           2,125
 Hibernia Class A ..................          11,500         180,406
 J. P. Morgan ......................           1,600         224,800
 John Nuveen .......................           3,000         128,063
 Marsh & McLennan ..................           3,215         242,733
 Mellon Bank .......................           4,210         153,139
 Metris ............................          11,510         469,033
 Morgan Stanley Dean Witter ........           3,000         307,500
 National City .....................           3,610         236,455
 Old Republic International ........           8,090         140,058
 PaineWebber Group .................           3,870         180,923
 PNC Financial Group ...............           3,800         218,975
 Reliance Group Holdings ...........           8,870          65,971
 SLM Holding .......................           3,002         137,529
 T. Rowe Price Associates ..........           2,200          84,356
 UICI ..............................          11,000         303,875
 Unionbancal Corporation ...........           8,500         307,063
 Washington Mutual .................           4,000         141,500
                                                          ----------
                                                           7,847,922
                                                          ----------
 Buildings & Materials-1.16%
 Kaufman & Broad Home ..............           8,000         199,000
 Premark International .............           5,100         191,250
                                                          ----------
                                                             390,250
                                                          ----------
 Cable, Media & Publishing-5.69%
 Dun and Bradstreet ................           4,805         170,277
 Gannett ...........................           2,070         147,746
 McGraw-Hill .......................           5,800         312,838
 New York Times ....................          10,200         375,488
 Omnicom Group .....................           1,200          96,000
 Reynolds & Reynolds Class A .......           6,700         156,194
 R.H. Donnelley ....................           5,361         104,875
*Snyder Communications .............           3,700         121,175
 Time Warner .......................           2,200         158,400
*Valassis Communications ...........           5,400         197,775
*World Color Press .................           2,500          68,750
                                                          ----------
                                                           1,909,518
                                                          ----------
----------
Top 10 stock holdings, representing 19.5% of net assets, are in bold.

                                                   Number         Market
                                                 of Shares        Value
 COMMON STOCK (Continued)
 Chemicals-0.86%
 Lubrizol ...............................          10,300      $  289,044
                                                               ----------
                                                                  289,044
                                                               ----------
 Computers & Technology-18.44%
*America Online .........................           2,200         243,100
*American Power Conversion ..............           9,850         197,923
*Apple Computer .........................           7,700         357,087
*BMC Software ...........................           6,300         340,003
*Cisco Systems ..........................          12,200         785,756
 Compaq Computer ........................           5,000         118,437
 Computer Associates International ......           8,600         473,000
*Compuware ..............................           7,100         225,647
 Comverse Technology ....................           5,000         377,187
*Dell Computer ..........................           7,500         277,266
 Deluxe .................................           3,315         129,078
*EMC ....................................          10,140         557,700
 Keane ..................................           1,900          42,987
*Lexmark International Group ............           7,200         475,650
*Microsoft ..............................          16,160       1,456,420
 SunGard Data Systems ...................           4,000         138,000
                                                               ----------
                                                                6,195,241
                                                               ----------
 Consumer Products-2.82%
 Avon Products ..........................           4,060         225,330
 Clorox .................................           1,690         180,513
 Corning ................................           2,500         175,312
 Gillete ................................           3,300         135,300
 United Stationers ......................          10,400         229,125
                                                               ----------
                                                                  945,580
                                                               ----------
 Electronics & Electrical Equipment-1.41%
 General Cable ..........................           9,000         144,000
*Waters .................................           6,200         329,375
                                                               ----------
                                                                  473,375
                                                               ----------
 Energy-0.34%
 Helmerich & Payne ......................           2,980          70,961
 Questar ................................           2,300          44,563
                                                               ----------
                                                                  115,524
                                                               ----------
 Food & Beverage-3.26%
*Agribrands International ...............              27           1,068
 General Mills ..........................           3,200         257,200
 International Multifoods ...............             920          20,757
 Interstate Bakeries ....................           1,870          41,958
 Keebler Foods ..........................           9,300         282,487
 Quaker Oats ............................           3,925         260,522
*Suiza Foods ............................           3,900         163,313
 Universal Foods ........................           3,200          67,600
                                                               ----------
                                                                1,094,905
                                                               ----------
 Healthcare & Pharmaceuticals-8.03%
*AmeriSource Health Class A .............           5,300         135,150
*Amgen ..................................           6,400         389,400
 Bergen Brunswig Class A ................          12,294         212,073
 Boston Scientific ......................           4,000         175,750
 Cardinal Health ........................           3,553         227,836
 C.R. Bard ..............................           5,100         243,844
 Eli Lilly ..............................           2,600         186,225

                                                              Social Awareness-1

Social Awareness Series
Statement of Net Assets (Continued)


                                                  Principal        Market
                                                   Amount          Value
 COMMON STOCK (Continued)
 Healthcare & Pharmaceuticals (Continued)
*Health Management Associates Class A ...          12,250      $  137,812
*Lincare Holdings .......................           2,590          64,831
 McKesson ...............................           2,941          94,480
 Medtronic ..............................           5,294         412,271
 Mylan Laboratories .....................           6,200         164,300
*Rexall Sundown .........................          12,900         156,816
 Steris .................................           5,000          96,875
                                                               ----------
                                                                2,697,663
                                                               ----------
 Industrial Machinery-1.80%
 Ingersoll-Rand .........................           6,100         394,212
 Tredegar Industries ....................           9,600         208,800
                                                               ----------
                                                                  603,012
                                                               ----------
 Leisure, Lodging & Entertainment-2.08%
*Brinker International ..................           9,800         266,437
 McDonald's .............................           6,200         256,138
 Walt Disney ............................           5,700         175,631
                                                               ----------
                                                                  698,206
                                                               ----------
 Metals & Mining-0.46%
 Cleveland Cliffs Iron ..................           4,800         155,400
                                                               ----------
                                                                  155,400
                                                               ----------
 Packaging & Containers-0.10%
*Sealed Air .............................             500          32,438
                                                               ----------
                                                                   32,438
                                                               ----------
 Retail-9.24%
 Dayton Hudson ..........................           1,000          65,000
*Dollar Tree Stores .....................           3,500         153,891
 Gap ....................................           6,770         341,014
 Home Depot .............................           7,600         489,725
 Jostens ................................           7,245         152,598
 Lowe's Companies .......................           3,800         215,412
 Ross Stores ............................           5,730         288,112
*Safeway ................................           4,460         220,770
 TJX ....................................           8,520         283,823
 Wal-Mart Stores ........................          13,200         636,900
*Zale ...................................           6,400         256,000
                                                               ----------
                                                                3,103,245
                                                               ----------

                                                Number             Market
                                               of Shares           Value
 COMMON STOCK (Continued)
 Telecommunications-11.50%
 Alltel ............................              4,850         $  346,775
 Ameritech .........................              4,650            341,775
 AT&T ..............................              9,892            552,097
 BellSouth .........................             12,180            570,937
 Century Telecommunications
 Enterprise ........................              7,350            292,162
*MCI Worldcom ......................              5,000            430,156
 SBC Communications ................              5,590            324,220
*Tellabs ...........................              6,400            432,600
 US West Communications Group ......              6,370            374,238
 Vodafone Group ....................              1,000            197,000
                                                                ----------
                                                                 3,861,960
                                                                ----------
 Textiles, Apparel & Furniture-1.84%
*Knoll .............................              1,300             34,612
 Shaw Industries ...................              9,900            163,350
*Tommy Hilfiger ....................              3,320            243,813
 Westpoint Stevens .................              5,900            175,894
                                                                ----------
                                                                   617,669
                                                                ----------
 Transportation & Shipping-1.96%
 Alaska Air Group ..................              3,000            125,250
*AMR ...............................              2,320            158,340
 Tidewater .........................              9,800            298,900
*UAL ...............................              1,180             76,700
                                                                ----------
                                                                   659,190
                                                                ----------
 Utilities-2.75%
 Enron .............................              5,400            441,450
 OGE Energy ........................              7,900            187,625
 Utilcorp United ...................             12,100            294,181
                                                                ----------
                                                                   923,256
                                                                ----------
 Total Common Stock
 (cost $27,458,799) ................                            32,613,398
                                                                ----------

                                                              Social Awareness-2

Social Awareness Series
Statement of Net Assets (Continued)


                                                     Principal          Market
                                                       Amount           Value
REPURCHASE AGREEMENTS-2.84%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by $166,000
   U.S. Treasury Notes 5.375% due 2/15/01,
   market value $166,610 and $83,000
   U.S. Treasury Notes 6.375% due 9/30/01,
   market value $85,345 and $71,000
   U.S. Treasury Notes 6.125% due 12/31/01,
   market value $71,657) ....................         $318,000         $318,000
With J.P. Morgan Securities 4.70% 7/1/99
   (dated 6/30/99, collateralized by $92,000
   U.S. Treasury Notes 6.375% due 8/15/02,
   market value $95,159 and $83,000
   U.S. Treasury Notes 6.25% due 8/31/02,
   market value $85,607 and $57,000
   U.S. Treasury Bills 5.75% due 11/30/02,
   market value $57,450 and $83,000
   U.S. Treasury Notes 5.50% due 1/31/03,
   market value $83,871) ....................          315,000         315,000

                                                     Principal          Market
                                                       Amount           Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by $78,000
   U.S. Treasury Notes 7.125% due 2/29/00,
   market value $81,142 and $83,000
   U.S. Treasury Notes 5.625% due 11/30/00,
   market value $83,400 and $166,000
   U.S. Treasury Bills 5.75% due 11/30/02,
   market value $166,141)                             $324,000        $324,000
                                                                      --------
Total Repurchase Agreements
   (cost $957,000) ..........................                          957,000
                                                                      --------



TOTAL MARKET VALUE OF SECURITIES-99.95% (cost $28,415,799) ........ $33,570,398

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.05% .............      17,406
                                                                    -----------

NET ASSETS APPLICABLE TO 2,215,908 SHARES
  ($0.01 PAR VALUE) OUTSTANDING; EQUIVALENT TO $15.16
  PER SHARE-100.00% ............................................... $33,587,804
                                                                    ===========

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with 50,000,000 shares allocated to the Series ........ $29,042,905
Undistributed net investment income ...............................      41,975
Accumulated net realized loss on investments ......................    (651,675)
Net unrealized appreciation of investments ........................   5,154,599
                                                                    -----------
Total net assets .................................................. $33,587,804
                                                                    ===========
----------
* Non-income producing security for the period ended June 30, 1999.

                             See accompanying notes

                                                              Social Awareness-3

Delaware Group Premium Fund, Inc.-
Social Awareness Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Dividends .................................   $  147,115
Interest ..................................       27,815
                                              ----------
                                                 174,930
                                              ----------
EXPENSES:
Management fees ...........................      115,550
Reports and statements to shareholders ....        6,463
Accounting and administration .............        4,959
Professional fees .........................        1,950
Custodian fees ............................        1,260
Taxes (other than taxes on income) ........          800
Registration fees .........................          600
Dividend disbursing and transfer agent fees
   and expenses ...........................          517
Directors' fees ...........................          394
Other .....................................        3,971
                                              ----------
                                                 136,464
                                              ----------

Less expenses absorbed or waived ..........       (5,941)
Less expenses paid indirectly .............       (1,515)
                                              ----------
Total expenses ............................      129,008
                                              ----------

Net investment income .....................       45,922
                                              ----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments ..........      (73,934)
Net change in unrealized appreciation /
   depreciation of investments ............    1,465,345
                                              ----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .........................    1,391,411
                                              ----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............   $1,437,333
                                              ==========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Social Awareness Series
Statements of Changes in Net Assets

                                                Six Months              Year
                                               Ended 6/30/99           Ended
                                                (Unaudited)           12/31/98
                                               -------------          --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .....................    $    45,922          $   124,637
Net realized loss on investments ..........        (73,934)            (574,831)
Net change in unrealized appreciation /
   depreciation of investments ............      1,465,345            3,051,264
                                               -----------          -----------
Net increase in net assets resulting
   from operations ........................      1,437,333            2,601,070
                                               -----------          -----------

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income .....................       (123,491)             (33,744)
Net realized gain on investments ..........             --             (124,853)
                                               -----------          -----------
                                                  (123,491)            (158,597)
                                               -----------          -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .................     10,363,755           19,771,054
Net asset value of shares issued upon
   reinvestment of distributions from
   net investment income and net
   realized gain on investments ...........        123,491              158,597
                                               -----------          -----------
                                                10,487,246           19,929,651
Cost of shares repurchased ................     (5,175,182)          (3,210,331)
                                               -----------          -----------
Increase in net assets derived from capital
   share transactions .....................      5,312,064           16,719,320
                                               -----------          -----------

NET INCREASE IN NET ASSETS ................      6,625,906           19,161,793
                                               -----------          -----------

NET ASSETS:
Beginning of period .......................     26,961,898            7,800,105
                                               -----------          -----------
End of period .............................    $33,587,804          $26,961,898
                                               ===========          ===========

                             See accompanying notes

                                                              Social Awareness-4

Delaware Group Premium Fund, Inc.-Social Awareness Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                      Six Months
                                                                                        Ended      Year        5/1/97(2)
                                                                                      6/30/99(1)   Ended          to
                                                                                     (Unaudited)  12/31/98     12/31/97
                                                                                     -----------------------------------
Net asset value, beginning of period ...............................................   $14.550     $12.840      $10.000

Income from investment operations:
Net investment income ..............................................................     0.014       0.065        0.051
Net realized and unrealized gain on investments ....................................     0.656       1.880        2.789
                                                                                       -------     -------      -------
Total from investment operations ...................................................     0.670       1.945        2.840
                                                                                       -------     -------      -------

Less dividends and distributions:
Dividends from net investment income ...............................................    (0.060)     (0.050)        none
Distributions from net realized gain on investments ................................         -      (0.185)        none
                                                                                       -------     -------      -------
Total dividends and distributions ..................................................    (0.060)     (0.235)        none
                                                                                       -------     -------      -------

Net asset value, end of period .....................................................   $15.160     $14.550      $12.840
                                                                                       =======     =======      =======

Total return .......................................................................     4.63%      15.45%       28.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ............................................   $33,588     $26,962       $7,800
Ratio of expenses to average net assets ............................................     0.84%       0.83%        0.80%
Ratio of expenses to average net assets prior to expense limitation and expenses
   paid indirectly .................................................................     0.89%       0.89%        1.40%
Ratio of net investment income to average net assets ...............................     0.30%       0.80%        1.13%
Ratio of net investment income to average net assets prior to expense limitation
   and expenses paid indirectly ....................................................     0.25%       0.74%        0.53%
Portfolio turnover .................................................................       28%         30%          52%

----------
(1)Ratios have been annualized and total return has not been annualized.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

                             See accompanying notes

                                                              Social Awareness-5

Delaware Group Premium Fund, Inc.-Social Awareness Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Social Awareness Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Social Awareness Series will make payments from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $355 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $1,160 for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.75% of the average daily net assets of the Series. Vantage Investment Advisors, Inc., an affiliate of DMC, receives a fee equal to 0.25% of average daily net assets up to $20 million, 0.35% on average daily net assets between $20 million and $50 million, and 0.40% of average daily net assets over $50 million of the Series for acting as a sub-adviser to this Series. The series does not pay any fees to the sub-adviser.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

                                                              Social Awareness-6

Social Awareness Series
Notes to Financial Statements (Continued)

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                       Investment
                                       management
                                     fee and other
                                        expenses
                                     payable to DMC
                                     --------------
                                        $21,878

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .......................   $9,075,807
   Sales ...........................   $4,127,465

The cost of investments for federal income tax purposes approximates cost for book purposes.

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                                                            Aggregate                 Aggregate
                                        Cost of             unrealized               unrealized         Net unrealized
                                      investments          appreciation             depreciation         appreciation
                                      -----------          ------------             ------------        --------------
                                      $28,415,799           $6,944,529               ($1,789,930)          $5,154,599

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

                                        Year of
                                      expiration
                                         2006
                                      ----------
                                       $577,691

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                          Shares issued upon
                                                   reinvestment of distributions
                                                         from net investment
                                                       income and net realized         Shares                Net
                                      Shares sold        gain on investments         repurchased           increase
                                      -----------  -----------------------------     -----------           --------
   Period ended June 30, 1999            707,215                 8,636                 (352,995)             362,856
   Year ended December 31, 1998        1,464,605                12,698                 (231,596)           1,245,707

                                                              Social Awareness-7

Delaware Group Premium Fund, Inc.-Social Awareness Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Social Awareness Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                                         Shares     Shares Voted
                                                         Voted        Withheld
                                                          For         Authority
                                                         ------     ------------
   Jeffrey J. Nick ..................................   1,728,317      80,236
   Walter P. Babich .................................   1,728,317      80,236
   John H. Durham ...................................   1,728,317      80,236
   Anthony D. Knerr .................................   1,728,317      80,236
   Ann R. Leven .....................................   1,728,317      80,236
   Thomas F. Madison ................................   1,728,317      80,236
   Charles E. Peck ..................................   1,728,317      80,236
   Wayne A. Stork ...................................   1,728,317      80,236
   Jan L. Yeomans ...................................   1,728,317      80,236

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                      Shares         Shares       Shares
                                      Voted          Voted        Voted
                                       For          Against      Abstain
                                      ------        -------      -------
                                    1,613,484       71,957       123,112

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                                      Shares         Shares       Shares
                                      Voted          Voted        Voted
                                       For          Against      Abstain
                                      ------        -------      -------
                                    1,640,688        44,910      122,955

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                      Shares         Shares       Shares
                                      Voted          Voted        Voted
                                       For          Against      Abstain
                                      ------        -------      -------
                                     1,632,704       52,668      123,181

3C. To adopt a new fundamental investment restriction concerning underwriting.
                                      Shares         Shares       Shares
                                      Voted          Voted        Voted
                                       For          Against      Abstain
                                      ------        -------      -------
                                     1,640,688       44,910      122,955

3D. To adopt a new fundamental investment restriction concerning investments in real estate.
                                      Shares         Shares       Shares
                                      Voted          Voted        Voted
                                       For          Against      Abstain
                                      ------        -------      -------
                                     1,628,284       47,554      123,181

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                      Shares         Shares       Shares
                                      Voted          Voted        Voted
                                       For          Against      Abstain
                                      ------        -------      -------
                                     1,637,000       48,598      122,955

3F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                                      Shares         Shares       Shares
                                      Voted          Voted        Voted
                                       For          Against      Abstain
                                      ------        -------      -------
                                    1,631,887        53,711      122,955

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                      Shares         Shares       Shares
                                      Voted          Voted        Voted
                                       For          Against      Abstain
                                      ------        -------      -------
                                    1,618,474        56,790      123,755

4. To approve a new investment management agreement with Delaware Management Company.
                                      Shares         Shares       Shares
                                      Voted          Voted        Voted
                                       For          Against      Abstain
                                      ------        -------      -------
                                    1,626,008        59,590      122,955

5. To approve a new Sub-Advisory Agreement.
                                      Shares         Shares       Shares
                                      Voted          Voted        Voted
                                       For          Against      Abstain
                                      ------        -------      -------
                                    1,624,182        51,189      133,182

6. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                      Shares         Shares       Shares
                                      Voted          Voted        Voted
                                       For          Against      Abstain
                                      ------        -------      -------
                                    1,695,251        14,420       98,882

7. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                                      Shares         Shares       Shares
                                      Voted          Voted        Voted
                                       For          Against      Abstain
                                      ------        -------      -------
                                    1,653,907        24,334      130,312

                                                              Social Awareness-8

Delaware Group Premium Fund, Inc.-Strategic Income Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                                         Market
                                                            Principal     Value
                                                             Amount*    (U.S. $)
CORPORATE BONDS-43.94%
Automobiles & Automotive Parts-2.68%
Federal Mogul notes 7.50% 1/15/09 ....................      $200,000    $185,250
Meritor Auto notes 6.80% 2/15/09 .....................       150,000     142,500
Stanadyne Automotive sr sub notes
 10.25% 12/15/07 .....................................       300,000     261,000
                                                                       ---------
                                                                         588,750
                                                                       ---------
Banking, Finance & Insurance-1.67%
American Financial Group sr notes
 7.13% 4/15/09 .......................................        50,000      46,938
Banco Santander-Chile notes
 6.50% 11/1/05 .......................................        50,000      48,250
Credit Foncier de France sr sub notes
 8.00% 1/14/02 .......................................        25,000      25,781
Fairfax Financial Holdings notes
 7.38% 3/15/06 .......................................        75,000      72,656
Popular North America notes
 6.625% 1/15/04 ......................................       100,000      97,500
Southern Investments United Kingdom
 sr notes 6.375% 11/15/01 ............................        75,000      75,094
                                                                       ---------
                                                                         366,219
                                                                       ---------
Buildings & Materials-0.86%
American Standard sr notes
 7.375% 2/1/08 .......................................       100,000      94,250
Building One Services sr notes
 10.50% 5/1/09 .......................................       100,000      95,000
                                                                       ---------
                                                                         189,250
                                                                       ---------
Cable, Media & Publishing-4.37%
Adelphia Communications sr notes
 7.75% 1/15/09 .......................................       200,000     187,500
American Lawyer Media sr notes
 9.75% 12/15/07 ......................................       100,000     103,375
American Media Operation sr notes
 10.25% 5/1/09 .......................................       200,000     200,750
Cox Communications notes
 6.15% 8/1/03 ........................................        65,000      63,538
Muzak sr sub notes 9.88% 3/15/09 .....................       200,000     198,000
STC Broadcasting sr sub notes
 11.00% 3/15/07 ......................................       150,000     156,000
United News And Media notes
 7.75% 7/1/09 ........................................        50,000      49,875
                                                                       ---------
                                                                         959,038
                                                                       ---------
Chemicals-5.52%
Equistar Chemicals sr notes
 8.75% 2/15/09 .......................................       100,000     101,250
General Chemical sr sub notes
 10.63% 5/1/09 .......................................       200,000     204,000
Huntsman sr sub notes 9.50% 7/1/07 ...................        25,000      24,250
LaRoche Industries sr sub notes
 9.50% 9/15/07 .......................................       200,000     160,000
Lyondell Chemicals sr notes
 9.63% 5/1/07 ........................................       250,000     256,875
Octel Developments sr notes
 10.00% 5/1/06 .......................................       300,000     310,500
Sterling Chemicals sr sub notes
 11/75% 8/15/06 ......................................       200,000     154,000
                                                                       ---------
                                                                       1,210,875
                                                                       ---------

                                                                         Market
                                                           Principal      Value
                                                            Amount*     (U.S. $)
CORPORATE BONDS (Continued)
Computers-0.43%
Seagate Technology sr notes
 7.45% 3/1/37 ........................................      $100,000     $93,250
                                                                        --------
                                                                          93,250
                                                                        --------
Consumer Products-1.28%
Drypers sr notes 10.25% 6/15/07 ......................        25,000      20,125
Outboard Marine sr unsec sub notes
 10.75% 6/1/08 .......................................       200,000     138,000
Precise Technology sr sub notes
 11.125% 6/15/07 .....................................        25,000      23,875
Riddell Sports sr unsec sub notes
 10.50% 7/15/07 ......................................        25,000      22,750
Spinnaker Industries sr notes
 10.75% 10/15/06 .....................................       100,000      75,000
                                                                        --------
                                                                         279,750
                                                                        --------
Energy-1.52%
First Wave Marine sr notes
 11.00% 2/1/08 .......................................       100,000      94,625
General Electric Capital notes
 8.85% 3/1/07 ........................................        75,000      84,656
Pride International sr notes
 10.00% 6/1/09 .......................................       150,000     153,375
                                                                        --------
                                                                         332,656
                                                                        --------
Environmental Services-0.87%
Allied Waste sr unsec notes
 7.38% 1/1/04 ........................................       200,000     190,000
                                                                        --------
                                                                         190,000
                                                                        --------
Food, Beverage & Tobacco-2.35%
Big V Supermarkets sr sub notes
 11.00% 2/15/04 ......................................       150,000     155,438
Canadaigua Brands sr unsec sub notes
 8.50% 3/1/09 ........................................       200,000     194,500
Standard Commercial Tobacco sr notes
 8.88% 8/1/05 ........................................       200,000     164,500
                                                                        --------
                                                                         514,438
                                                                        --------
Healthcare & Pharmaceuticals-0.88%
Pueblo Xtra International sr notes
 9.50% 8/1/03 ........................................       200,000     194,000
                                                                        --------
                                                                         194,000
                                                                        --------
Industrial Machinery-2.26%
Alliance Laundry Systems sr sub notes
 9.625% 5/1/08 .......................................       300,000     275,250
Anthony Crane Rentals sr notes
 10.375% 8/1/08 ......................................       200,000     201,250
Burke Industries unsec sr notes
 10.00% 8/15/07 ......................................        25,000      19,000
                                                                        --------
                                                                         495,500
                                                                        --------
Leisure, Lodging & Entertainment-5.10%
Avado Brands sr sub notes
 9.75% 6/1/06 ........................................       200,000     199,750
Aztar sr sub notes 8.88% 5/15/07 .....................       200,000     192,000
Carmike Cinemas sr sub notes
 9.375% 2/1/09 .......................................       200,000     196,000
Hollywood Casino sr sec notes
 11.25% 5/1/07 .......................................       200,000     201,000
Trump Atlantic City 1st mtg notes
 11.25% 5/1/06 .......................................       200,000     180,500

                                                              Strategic Income-1

Strategic Income Series
Statement of Net Assets (Continued)

                                                                         Market
                                                         Principal       Value
                                                          Amount*       (U.S. $)
CORPORATE BONDS (Continued)
Leisure, Lodging & Entertainment (Continued)
United Artists Theatre sr sub notes
 9.75% 4/15/08 .......................................      $200,000   $ 150,000
                                                                       ---------
                                                                       1,119,250
                                                                       ---------
Metals & Mining-3.96%
AK Steel sr notes 7.88% 2/15/09 ......................       200,000     194,000
Doe Run Resources unsec sr notes
 11.25% 3/15/05 ......................................       300,000     273,000
ISG Resources sr sub notes
 10.00% 4/15/08 ......................................       200,000     205,250
Metallurg sr notes 11.00% 12/1/07 ....................       200,000     196,000
                                                                       ---------
                                                                         868,250
                                                                       ---------
Packaging & Containers-0.89%
Riverwood International sr sub notes
 10.875% 4/1/08 ......................................       200,000     194,500
                                                                       ---------
                                                                         194,500
                                                                       ---------
Paper & Forest Products-0.92%
US Timberlands sr notes 9.63% 11/15/07 ...............       200,000     202,000
                                                                       ---------
                                                                         202,000
                                                                       ---------
Retail-4.66%
Advance Stores sr sub notes
 10.25% 4/15/08 ......................................       300,000     288,750
Frank's Nursery and Crafts sr sub notes
 10.25% 3/1/08 .......................................       250,000     249,688
Just for Feet sr sub notes
 11.00% 5/1/09 .......................................       200,000     132,000
Leslie's Poolmart sr notes
 10.375% 7/15/04 .....................................        25,000      26,000
SAKS sr unsec notes 8.25% 11/15/08 ...................       100,000     105,250
Tommy Hilfiger unsec notes
 6.85% 6/1/08 ........................................       100,000      94,750
Wilsons The Leather Expert sr notes
 11.25% 8/15/04 ......................................       125,000     126,563
                                                                       ---------
                                                                       1,023,001
                                                                       ---------
Telecommunications-0.50%
Metrocall sr sub notes 10.375% 10/1/07 ...............       150,000     109,500
                                                                       ---------
                                                                         109,500
                                                                       ---------
Textiles, Apparel & Furniture-0.58%
McNaughton Apparel Group sr notes
 12.50% 6/1/05 .......................................       150,000     127,500
                                                                       ---------
                                                                         127,500
                                                                       ---------
Miscellaneous-2.64%
Budget Group sr notes 9.13% 4/1/06 ...................       200,000     187,500
Caithness coso fund sr notes
 9.05% 12/15/09 ......................................       150,000     147,375
Derby Cycle/Lyon Cycle sr notes
 10.00% 5/15/08 ......................................       200,000     162,000
Republic of Colombia unsub notes
 7.75% 4/23/09 .......................................       100,000      82,500
                                                                       ---------
                                                                         579,375
                                                                       ---------
Total Corporate Bonds
 (cost $10,202,548) ..................................                 9,637,102
                                                                       ---------

                                                                         Market
                                                         Principal        Value
                                                          Amount*       (U.S. $)
FOREIGN BONDS-26.68%
Australia-3.40%
Bank of Austria 10.875% 11/17/04 ................   A$       200,000    $156,573
Commerzbank 10.25% 4/28/00 ......................            300,000     207,229
Queensland Treasury Global
 8.00% 8/14/01 ..................................            200,000     139,671
Queensland Treasury Global
 8.00% 5/14/03 ..................................            150,000     106,511
Toyota Finance Australia 7.00% 12/5/01 ..........            200,000     135,871
                                                                       ---------
                                                                         745,855
                                                                       ---------
Canada-4.45%
Bank Neder Gemeenten 9.125% 9/27/04 .............   C$       300,000     232,876
General Electric Capital of Canada
 7.125% 2/12/04 .................................            150,000     106,868
Government of Canada 10.25% 3/15/14 .............            230,000     230,072
Laidlaw 10.95% 4/16/01 ..........................            100,000      73,258
Nippon Telegraph and Telephone
 10.25% 10/19/99 ................................            150,000     103,843
Rabobank Nederland 9.75% 8/5/04 .................            200,000     158,349
Toyota Credit Canada 8.00% 12/29/00 .............            100,000      70,484
                                                                       ---------
                                                                         975,750
                                                                       ---------
Germany-2.15%
Halifax 5.63% 7/23/07 ...........................   Eu       400,000     222,989
Republic of Austria 7.25% 5/3/07 ................            400,000     247,988
                                                                       ---------
                                                                         470,977
                                                                       ---------
Greece-1.31%
Hellenic Republic 8.70% 4/8/05 ..................  Grd    40,000,000     142,187
Hellenic Republic 11.00% 11/26/99 ...............         45,000,000     144,235
                                                                       ---------
                                                                         286,422
                                                                       ---------
Italy-0.41%
Buoni Poliennali Del Tes 9.50% 2/1/01 ...........   Eu        29,114      33,032
Toyota Motor Credit 7.50% 11/5/01 ...............        100,000,000      57,844
                                                                       ---------
                                                                          90,876
                                                                       ---------
New Zealand-2.73%
International Bank of Reconstruction
 & Development 5.50% 4/15/04 ....................  NZ$       200,000     101,723
New Zealand Government
 8.00% 4/15/04 ..................................             70,000      39,990
New Zealand Government
 8.00% 11/15/06 .................................            620,000     359,118
Ontario Province 6.25% 12/3/08 ..................            200,000      98,881
                                                                       ---------
                                                                         599,712
                                                                       ---------
South Africa-4.90%
Electric Supply Communication
 11.00% 6/1/08 ..................................   Sa     2,100,000     273,036
Republic of South Africa
 12.50% 1/15/02 .................................          1,900,000     306,456
Republic of South Africa
 12.50% 12/21/06 ................................          2,200,000     322,108
Transnet 16.50% 4/1/10 ..........................          1,000,000     172,960
                                                                       ---------
                                                                       1,074,560
                                                                       ---------
Sweden-4.42%
Swedish Government 8.00% 8/15/07 ................   Sk     3,800,000     539,431
Swedish Government 9.00% 4/20/09 ................          1,000,000     153,636
Swedish Government 10.25% 5/5/00 ................            400,000      49,871
Swedish Government 10.25% 5/5/03 ................          1,600,000     227,496
                                                                       ---------
                                                                         970,434
                                                                       ---------

                                                              Strategic Income-2

Strategic Income Series
Statement of Net Assets (Continued)

                                                                        Market
                                                        Principal        Value
                                                         Amount*        (U.S. $)
FOREIGN BONDS (continued)
United Kingdom-2.91%
DeBeers Centenary 8.25% 3/31/09 Gbp ...............Gbp        50,000     $83,801
FCE Bank 9.45% 3/1/00 ................................    80,000,000     255,045
Korea Electric Power 8.50% 4/28/07 ...................        50,000      78,367
Northumbrian Water Group
 9.25% 2/1/02 ........................................        40,000      67,433
United Kingdom Treasury
 8.00% 6/10/03 .......................................        90,000     154,373
                                                                       ---------
                                                                         639,019
                                                                       ---------
Total Foreign Bonds
   (cost $6,244,631) .................................                 5,853,605
                                                                       ---------

AGENCY MORTGAGE-BACKED SECURITIES-6.04%
Federal Home Loan Mortgage 6.00% 11/1/26 .............        15,146      14,417
Federal Home Loan Mortgage 6.50% 1/25/15 .............       100,000      98,766
Federal Home Loan Mortgage 6.50% 5/1/29 ..............     1,049,157   1,014,732
Federal Home Loan Mortgage 7.00% 3/1/11 ..............        48,869      49,281
Federal National Mortgage Association
 6.50% 7/25/28 .......................................        50,000      49,688
Government National Mortgage Association
 6.85% 12/20/25 ......................................       100,000      97,667
                                                                       ---------
Total Agency Mortgage-Backed Securities
 (cost $1,353,167) ...................................                 1,324,551
                                                                       ---------

ASSET-BACKED SECURITIES-3.49%
AFC Home Equity Loan Trust Series 92-5 A
 7.20% 2/15/08 .......................................        40,358      40,495
CISCE Series 97-1 Class A5 6.28% 9/25/05 .............        45,000      44,798
CIT RV Trust Series 98-A A5 6.12% 7/15/14 ............       100,000      98,750
Countrywide Home Equity Loan
 Series 97-1 A4 6.95% 5/25/21 ........................        50,000      50,295
EQCC Home Equity Loan Trust Series 98-2 A6
 6.88% 7/15/14 .......................................       100,000     100,500
EQCC Home Equity Loan Trust Series 98-2 A3F
 6.229% 3/15/13 ......................................       197,000     196,175
MetLife Capital Equipment Loan Trust
 Series 97-AA 6.85% 5/20/08 ..........................        60,000      60,516
NationsCredit Grantor Trust Series 97-1A
 6.75% 8/15/13 .......................................        85,354      85,705
Philadelphia Pennsylvania Authority For
 Industrial Development Tax Claim
 Revenue-Class A 6.488% 6/15/04 ......................        90,000      89,100
                                                                       ---------
Total Asset-Backed Securities
 (cost $772,371) .....................................                   766,334
                                                                       ---------

COLLATERIZED MORTGAGE OBLIGATIONS-2.87%
Asset Securitzation Series 97-D5 A2
 7.07% 2/14/41 .......................................        75,000      71,355
First Union-Chase Commercial Mortgage
 Series 99-C2 A2 6.65% 4/15/09 .......................       105,000     102,916
Lehman Large Loan Series 97-LLI A1
 6.79% 6/12/04 .......................................        96,167      96,735
Mortgage Capital Funding Series 96-MC2-C
 7.224% 9/20/06 ......................................       100,000      99,539

Strategic Income Series
Statement of Net Assets (Continued)

                                                                         Market
                                                           Principal      Value
                                                            Amount*     (U.S. $)
  COLLATERIZED MORTGAGE
  OBLIGATIONS (Continued)
  Nomura Asset Securities Series 93-1 A1
    6.68% 12/15/01 ....................................      $75,208     $75,278
  Nomura Asset Securities Series 95-MD3 A1A
    8.17% 3/4/20 .....................................        19,879      20,283
  Residential Accredit Loans Series 98-QS9 A3
    6.75% 7/25/28 ....................................        63,008      62,937
  Residential Accredit Loans Series 97-QS3 A3
    7.50% 4/25/27 ....................................       100,000      99,602
                                                                        --------
  Total Collateralized Mortgage Obligations
    (cost $644,795) ..................................                   628,645
                                                                        --------

  U.S. TREASURY OBLIGATIONS-2.61%
  U.S. Treasury Note 5.25% 5/15/04 ...................        75,000      73,795
  U.S. Treasury Note 5.50% 5/15/09 ...................       200,000     195,817
 +U.S. Treasury Note 6.50% 10/15/06 ..................       115,000     118,752
  U.S. Treasury Bond 6.125% 11/15/27 .................       120,000     119,111
  U.S. Treasury Strips 0.00% 2/15/19 .................       225,000      65,980
                                                                        --------
  Total U.S. Treasury Obligations
    (cost $601,841) .................................                   573,455
                                                                        --------

                                                              Number
                                                            of Shares
  COMMON STOCK-4.97%
  Real Estate-4.97%
  AMB Property .......................................        11,900     279,650
  Chateau Communities ................................         9,100     272,431
  Macerich ...........................................         9,940     260,925
  Pan Pacific Retail Properties ......................        14,300     277,956
                                                                        --------
  Total Common Stock
    (cost $1,058,877) ................................                 1,090,962
                                                                       ---------

  PREFERRED STOCK-0.11%
  Energy-0.00%
  TCR Holdings Class B ...............................           219          13
  TCR Holdings Class C ...............................           121           7
  TCR Holdings Class D ...............................           318          17
  TCR Holdings Class E ...............................           658          41
                                                                       ---------
                                                                              78
                                                                       ---------
  Telecommunications-0.11%
  21st Century Telecommunications ....................            56      24,503
                                                                       ---------
                                                                          24,503
                                                                       ---------
  Total Preferred Stock
    (cost $54,791) ...................................                    24,581
                                                                       ---------

  WARRANTS-0.06%
**21st Century Telecommunications ....................           438      10,000
**American Banknote Warrant ..........................         3,744       3,000
                                                                       ---------
  Total Warrants (cost $5,761) .......................                    13,000
                                                                       ---------


                                                              Strategic Income-3

Strategic Income Series
Statement of Net Assets (Continued)


                                                         Principal       Market
                                                          Amount*        Value
REPURCHASE AGREEMENTS-6.26%
With Chase Manhattan 4.65% 7/1/99
  (dated 06/30/99, collateralized by $238,000
  U.S. Treasury Notes 6.375% due 2/15/01,
  market value $242,080 and $119,000
  U.S. Treasury Notes 6.375% due 9/30/01,
  market value $122,533 and $102,000
  U.S. Treasury Notes 6.125% due 12/31/01
  market value $102,880) .............................      $456,000    $456,000
With J.P. Morgan Securities 4.70% 7/1/99
  (dated 06/30/99, collateralized by $132,000
  U.S. Treasury Notes 6.375% due 8/15/02,
  market value $136,624 and $119,000
  U.S. Treasury Notes 6.25% due 8/31/02,
  market value $122,909 and $82,000
  U.S. Treasury Notes 5.75% due 11/30/02,
  market value $82,483 and $119,000
  U.S Treasury Notes 5.50% due 1/31/03,
  market value $120,417) .............................       453,000     453,000

                                                         Principal       Market
                                                          Amount*        Value
With PaineWebber 4.80% 7/1/99
  (dated 06/30/99, collateralized by $112,000
  U.S. Treasury Notes 7.125% due 2/29/00,
  market value $116,498 and $119,000
  U.S. Treasury Notes 5.625% due 11/30/00,
  market value $119,740 and $238,000
  U.S. Treasury Notes 5.75% due 11/30/02,
  market value $238,535) ............................       $465,000  $  465,000
                                                                      ----------
Total Repurchase Agreements
  (cost $1,374,000) .................................                  1,374,000
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES-97.03% (cost $22,312,782) ........ $21,286,235

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.97% .............     652,231
                                                                    -----------
NET ASSETS APPLICABLE TO 2,245,154 SHARES ($0.01 PAR VALUE)
 OUTSTANDING; EQUIVALENT TO $9.77 PER SHARE-100.00% ............... $21,938,466
                                                                    ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value 1,000,000,000 shares authorized to the Fund with 50,000,000 shares allocated to the Series .......... $23,342,652
Undistributed net investment income *** ...........................     793,667
Accumulated net realized loss on investments ......................  (1,170,844)
Net unrealized depreciation of investments, foreign
 currencies and futures contracts .................................  (1,027,009)
                                                                    -----------
Total net assets .................................................. $21,938,466
                                                                    ===========

------------
  *Principal amount is stated in the currency in which each bond is denominated.
   A$ - Australian Dollars
   C$ - Canadian Dollars
   Eu - Euro
   Gbp - British Pounds
   Grd - Greek Drakma
   NZ$ - New Zealand Dollars
   Sa - South African Rand
   Sk - Swedish Kroner
   $ - U.S. Dollars

 **Non-income producing security for the period ended June 30, 1999.

***Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  +Fully or partially pledged as collateral for financial futures contracts.

   Summary of Abbreviations:
   mtg - mortgage
   sr - senior
   sub - subordinated
   unsec - unsecured
   unsub - unsubordinated

                             See accompanying notes
                                                              Strategic Income-4

Delaware Group Premium Fund, Inc.-
Strategic Income Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Interest ........................................................      $890,156
Dividends .......................................................        15,902
                                                                     ----------
                                                                        906,058
                                                                     ----------

EXPENSES:
Management fees .................................................        68,953
Accounting and administration ...................................         4,139
Custodian fees ..................................................         3,474
Professional fees ...............................................         1,230
Registration fees ...............................................         1,000
Taxes (other than taxes on income) ..............................           920
Reports and statements to shareholders ..........................           860
Dividend disbursing and transfer agent
   fees and expenses ............................................           448
Directors' fees .................................................           401
Other ...........................................................         3,718
                                                                     ----------
                                                                         85,143
                                                                     ----------

Less expenses paid indirectly ...................................        (1,062)
                                                                     ----------
Total expenses ..................................................        84,081
                                                                     ----------

NET INVESTMENT INCOME ...........................................       821,977
                                                                     ----------

NET REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS, FOREIGN CURRENCIES AND
 FUTURES CONTRACTS:
Net realized loss on:
 Investments ..................................................      (1,066,936)
 Futures contracts ............................................         (16,628)
 Foreign currencies ...........................................          (5,053)
                                                                     ----------
Net realized loss                                                    (1,088,617)
Net change in unrealized appreciation / depreciation
 of investments, foreign currencies and futures contracts .....        (215,941)
                                                                     ----------

NET REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS, FOREIGN CURRENCIES AND
 FUTURES CONTRACTS ............................................      (1,304,558)
                                                                     ----------

NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ....................................       ($482,581)
                                                                     ==========


                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Strategic Income Series
Statements of Changes in Net Assets

                                                       Six Months         Year
                                                      Ended 6/30/99      Ended
                                                       (Unaudited)      12/31/98
                                                      -------------     --------


INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ..............................     $821,977    $1,235,293
Net realized loss on investments, foreign
   currencies and futures contracts ................   (1,088,617)     (144,029)
Net change in unrealized appreciation /
   depreciation of investments, foreign
   currencies and futures contracts ................     (215,941)     (784,625)
                                                      -----------   -----------
Net increase (decrease) in net assets
   resulting from operations .......................     (482,581)      306,639
                                                      -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................   (1,197,602)     (246,632)
Net realized gain on investments                                -       (22,836)
                                                      -----------   -----------
                                                       (1,197,602)     (269,468)
                                                      -----------   -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ..........................    4,099,533    16,915,964
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized gain
   on investments ..................................    1,197,602       269,468
                                                      -----------   -----------
                                                        5,297,135    17,185,432
Cost of shares repurchased .........................   (2,249,250)   (5,258,026)
                                                      -----------   -----------
Increase in net assets derived from
   capital share transactions ......................    3,047,885    11,927,406
                                                      -----------   -----------

NET INCREASE IN NET ASSETS .........................    1,367,702    11,964,577
                                                      -----------   -----------

NET ASSETS:
Beginning of period ................................   20,570,764     8,606,187
                                                      -----------   -----------
End of period ......................................  $21,938,466   $20,570,764
                                                      ===========   ===========

                             See accompanying notes


                                                              Strategic Income-5

Delaware Group Premium Fund, Inc.-Strategic Income Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                              Six Months
                                                                Ended         Year      5/1/97(2)
                                                              6/30/99(1)     Ended         to
                                                             (Unaudited)    12/31/98    12/31/97
                                                             -----------    --------    --------

Net asset value, beginning of period ......................   $10.600       $10.620      $10.000

Income from investment operations:
Net investment income(3) ..................................     0.393         0.832        0.523
Net realized and unrealized gain (loss) on investments,
 foreign currencies and futures contracts .................    (0.613)       (0.557)       0.097
                                                              -------       -------      -------
Total from investment operations ..........................    (0.220)        0.275        0.620
                                                              -------       -------      -------
Less dividends and distributions:
Dividends from net investment income ......................    (0.610)       (0.270)        none
Distributions from net realized gain on investments .......      none        (0.025)        none
                                                              -------       -------      -------
Total dividends and distributions .........................    (0.610)       (0.295)        none
                                                              -------       -------      -------
Net asset value, end of period ............................    $9.770       $10.600      $10.620
                                                              =======       =======      =======
Total return ..............................................    (2.19%)        2.63%        6.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $21,938       $20,571       $8,606
Ratio of expenses to average net assets ...................     0.80%         0.80%        0.80%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly ..........     0.80%         0.81%        1.23%
Ratio of net investment income to average net assets ......     7.81%         7.90%        7.44%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses
 paid indirectly ..........................................     7.81%         7.89%        7.01%
Portfolio turnover ........................................      115%          143%          70%

------------

(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) Per share information was based on the average shares outstanding method.

                             See accompanying notes


                                                              Strategic Income-6

Delaware Group Premium Fund, Inc.-Strategic Income Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Strategic Income Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Financial futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Strategic Income Series will make payments from net income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $488 for the period ended June 30, 1999. The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $574 for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.65% of the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.65% on the average daily net assets of the Series. Delaware International Advisers Ltd, an affiliate of DMC, receives one third of the management fee paid to DMC for managing the foreign bond portion of the Series.

                                                              Strategic Income-7

Delaware Group Premium Fund, Inc.-Strategic Income Series
Notes to Financial Statements (Continued)


DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                 Dividend disbursing              Other
             Investment           transfer agent,               expenses
              management           accounting fees              payable
           fee payable to        and other expenses              to DMC
                DMC                 payable to DSC           and affiliates
           --------------        --------------------        --------------
              $11,829                 $770                       $2,073

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:
   Purchases ......................................   $12,876,228
   Sales ..........................................   $ 8,469,103

During the period ended June 30, 1999, the Series made purchases and sales of
 U.S. government securities as follows:
   Purchases ......................................    $1,511,626
   Sales ..........................................    $1,837,274

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                              Aggregate           Aggregate
            Cost of           unrealized          unrealized     Net unrealized
          investments        appreciation        depreciation     depreciation
          -----------        ------------        ------------     --------------
          $22,312,782        $137,230            ($1,163,777)     ($1,026,547)

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

                            Year of
                          expiration
                             2006
                          ----------
                            $87,180

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                          Shares issued upon
                                                     reinvestment of distributions
                                                          from net investment
                                                        income and net realized            Shares            Net
                                Shares sold               gain on investments           repurchased        increase
                                -----------          -----------------------------      -----------        --------
Period ended June 30, 1999 ...    405,435                   120,241                      (221,792)          303,884
Year ended December 31, 1998 .  1,604,989                    25,762                      (500,017)        1,130,734

5. Foreign Exchange Contracts
The Series will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. These contracts may be entered into to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. They may also be used to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                                                              Strategic Income-8

Strategic Income Series
Notes to Financial Statements (Continued)


The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Series' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

There were no forward foreign currency contracts outstanding at June 30, 1999.

6. Futures Contracts
The Series invests in financial futures contracts for the purpose of hedging its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into futures contracts from potential imperfect correlation between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

The financial futures contracts open at June 30, 1999 were as follows:
                            Notional
Contract                   Cost Amount       Expiration Date     Unrealized Gain
                           -----------       ---------------     ---------------
 1 U.S. 5 Yr Note ......    $108,398             09/99                 $602
 1 U.S. 20 Yr Note .....    $115,625             09/99                 $281

7. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

The Series may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

The Series may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

                                                              Strategic Income-9

Delaware Group Premium Fund, Inc.-Strategic Income Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Strategic Income Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                  Shares            Shares Voted
                                  Voted               Withheld
                                   For               Authority           Abstain
                                 ------              ---------           -------
   Jeffrey J. Nick ........     1,905,210               3,585               -
   Walter P. Babich .......     1,905,210               3,585               -
   John H. Durham .........     1,905,210               3,585               -
   Anthony D. Knerr .......     1,905,210               3,585               -
   Ann R. Leven ...........     1,905,210               3,585               -
   Thomas F. Madison ......     1,905,210               3,585               -
   Charles E. Peck ........     1,905,210               3,585               -
   Wayne A. Stork .........     1,905,210               3,585               -
   Jan L. Yeomans .........     1,905,210               3,585               -

2.To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                Shares              Shares            Shares
                                 Voted               Voted             Voted
                                  For               Against           Abstain
                                ------              -------           -------
                              1,764,133             60,078            84,585

3.To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                                Shares              Shares            Shares
                                 Voted               Voted             Voted
                                  For               Against           Abstain
                                ------              -------           -------
                              1,798,546             24,315            85,934

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                Shares              Shares            Shares
                                 Voted               Voted             Voted
                                  For               Against           Abstain
                                ------              -------           -------
                              1,793,558             29,026            86,211

3C. To adopt a new fundamental investment restriction concerning underwriting.
                                Shares              Shares            Shares
                                 Voted               Voted             Voted
                                  For               Against           Abstain
                                ------              -------           -------
                              1,793,558             29,303            85,934

3D. To adopt a new fundamental investment restriction concerning investments in real estate.
                                Shares              Shares            Shares
                                 Voted               Voted             Voted
                                  For               Against           Abstain
                                ------              -------           -------
                              1,791,080             30,688            87,027

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                Shares              Shares            Shares
                                 Voted               Voted             Voted
                                  For               Against           Abstain
                                ------              -------           -------
                              1,791,896             30,965            85,934

3F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                                Shares              Shares            Shares
                                 Voted               Voted             Voted
                                  For               Against           Abstain
                                ------              -------           -------
                              1,791,896             30,965            85,934

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                Shares              Shares            Shares
                                 Voted               Voted             Voted
                                  For               Against           Abstain
                                ------              -------           -------
                              1,787,201             34,845            86,750

4. To approve a new investment management agreement with Delaware Management Company.
                                Shares              Shares            Shares
                                 Voted               Voted             Voted
                                  For               Against           Abstain
                                ------              -------           -------
                              1,801,715             46,933            60,147

5. To approve a new Sub-Advisory Agreement.
                                Shares              Shares            Shares
                                 Voted               Voted             Voted
                                  For               Against           Abstain
                                ------              -------           -------
                              1,819,413             14,982            74,400

6. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                Shares              Shares            Shares
                                 Voted               Voted             Voted
                                  For               Against           Abstain
                                ------              -------           -------
                              1,850,536             15,933            42,326

7. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                                Shares              Shares            Shares
                                 Voted               Voted             Voted
                                  For               Against           Abstain
                                ------              -------           -------
                              1,820,211             13,889            74,695


                                                             Strategic Income-11

Delaware Group Premium Fund, Inc.-Trend Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                        Number of     Market
                                                         Shares       Value
   COMMON STOCK-94.88%
   Banking, Finance & Insurance-6.74%
   Ambac Financial Group ............................      88,700  $5,066,988
  *Annuity And Life .................................      11,400     256,144
   Commerce One .....................................       1,600      33,600
  *Corporate Executive Board ........................      15,500     551,703
   Doral Financial ..................................     108,300   1,864,791
   Freedom Securities ...............................      21,800     373,325
  *Metris ...........................................      99,000   4,034,250
   Webster Financial ................................      97,000   2,637,188
                                                                   ----------
                                                                   14,817,989
                                                                   ----------
   Buildings & Materials-0.70%
 *+Comfort Systems USA ..............................      44,900     808,200
  *National Equipment Services ......................      61,400     736,800
                                                                   ----------
                                                                    1,545,000
                                                                   ----------
   Business Services-2.44%
 *+Profit Recovery Group ............................     113,700   5,375,878
                                                                   ----------
                                                                    5,375,878
                                                                   ----------
   Cable, Media & Publishing-10.55%
 *+Chancellor Media Class A .........................      79,900   4,401,991
  *Consolidated Graphics ............................     116,100   5,805,000
 *+Emmis Broadcasting ...............................      34,500   1,698,047
 *+Metro Networks ...................................      30,700   1,636,694
  *Radio One ........................................      33,900   1,572,113
   TCA Cable TV .....................................      48,000   2,661,000
 *+USA Networks .....................................     135,304   5,424,845
                                                                   ----------
                                                                   23,199,690
                                                                   ----------
   Chemicals-2.56%
  *Mettler-Toledo International .....................     227,300   5,639,881
                                                                   ----------
                                                                    5,639,881
                                                                   ----------
   Computers & Technology-14.10%
 *+Bindview Development .............................     103,700   2,459,634
  *Cisco Systems ....................................      85,599   5,513,116
  *Clarify ..........................................      27,900   1,151,747
  *Exchange Applications ............................      77,600   3,164,625
   Henry (Jack) & Associates ........................      99,700   3,900,763
  *Legato Systems ...................................      38,300   2,213,022
  *Neon Systems .....................................      13,300     442,225
  *New Era of Networks ..............................      23,100   1,014,234
 *+Onyx Software ....................................      37,900     817,219
  *Persistence Software .............................       9,700     132,769
  *Softworks ........................................      93,100   1,027,009
  *SunGard Data Systems .............................      62,300   2,149,350
  *Veritas Software .................................      73,675   6,996,823
                                                                   ----------
                                                                   30,982,536
                                                                   ----------
   Consumer Products-5.53%
   G&K Services .....................................      33,800   1,769,219
  *Gemstar International Group
   Limited ..........................................     159,200  10,397,750
                                                                   ----------
                                                                   12,166,969
                                                                   ----------
   Electronics & Electrical Equipment-11.94%
  *Applied Micro Circuits ...........................     121,800  10,117,013
 *+HI/FN ............................................      20,500   1,554,797
 *+Micrel ...........................................     102,100   7,568,163
  *PMC - Sierra .....................................      59,100   3,485,053
  *Teradyne .........................................      49,300   3,537,275
                                                                   ----------
                                                                   26,262,301
                                                                   ----------

                                                        Number of     Market
                                                         Shares       Value
   COMMON STOCK (Continued)
   Environmental Services-1.60%
 *+Waste Connections ................................     115,500 $ 3,522,750
                                                                  -----------
                                                                    3,522,750
                                                                  -----------
   Food, Beverage & Tobacco-1.85%
  *Cheesecake Factory ...............................     118,900   3,619,019
  *Packaged Ice .....................................      74,600     445,269
                                                                  -----------
                                                                    4,064,288
                                                                  -----------
   Healthcare & Pharmaceuticals-4.65%
  *Brookdale Living Communities .....................     165,900   2,472,947
 *+Pharmacopeia .....................................      38,600     427,013
  *QLT Phototheraputics .............................      17,000     933,406
  *Renal Care Group .................................      35,475     916,807
  *Trigon Healthcare ................................      57,600   2,095,200
 *+United Therapeutics ..............................      50,700     602,063
  *Wesley Jessen VisionCare .........................      32,500   1,045,078
  *Women First Healthcare ...........................      38,200     510,925
  *Xomed Surgical Products ..........................      25,400   1,230,313
                                                                  -----------
                                                                   10,233,752
                                                                  -----------
   Industrial Machinery-0.06%
  *Spinnaker Industries Common ......................       5,800      77,575
  *Spinnaker Industries Class A .....................       4,500      57,938
                                                                  -----------
                                                                      135,513
                                                                  -----------
   Leisure, Lodging & Entertainment-6.28%
  *CEC Entertainment ................................     109,300   4,617,925
  *Dave & Buster's ..................................      81,900   2,375,100
 *+Extended Stay America ............................     135,900   1,630,800
   Ruby Tuesday .....................................      48,900     929,100
  *Sonic Corp. ......................................     131,850   4,268,644
                                                                  -----------
                                                                   13,821,569
                                                                  -----------
   Retail-17.84%
 *+American Eagle Outfitters ........................      92,600   4,216,194
  *Cost Plus ........................................     142,350   6,468,028
  *Dollar Tree Stores ...............................     111,100   4,884,928
 *+Duane Reade ......................................     111,800   3,423,875
  *Hibbett Sporting Goods ...........................      20,600     459,638
  *Linens 'n Things .................................     106,000   4,637,500
 *+O'Reilly Automotive ..............................      58,400   2,938,250
  *Schultz Sav-O Stores .............................      30,000     483,750
  *Staples ..........................................     205,512   6,351,605
   Talbots ..........................................      34,500   1,315,313
 *+Tweeter Home Entertainment Group .................      57,700   2,253,906
  *West Marine ......................................      67,600     986,538
 *+Zany Brainy ......................................      81,600     787,950
                                                                  -----------
                                                                   39,207,475
                                                                  -----------
   Telecommunications-7.51%
  *Concord Communications ...........................      66,000   2,945,250
  *Network Appliance ................................      96,600   5,400,544
 *+Nextlink Communications Class A ..................      70,100   5,211,497
 *+Pinnacle Holdings ................................     121,000   2,956,938
                                                                  -----------
                                                                   16,514,229
                                                                  -----------
   Transportation & Shipping-0.53%
 *+Forward Air Corp .................................      41,300   1,160,272
                                                                  -----------
                                                                    1,160,272
                                                                  -----------
   Total Common Stock
     (cost $142,007,381)                                          208,650,092
 ....................................................             -----------

-------------------
Top 10 stock holdings, representing 32.0% of net assets, are printed in bold.


                                                                         Trend-1

Trend Series
Statement of Net Assets (Continued)

                                                       Principal     Market
                                                         Amount       Value
REPURCHASE AGREEMENTS-9.91%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $3,783,000 U.S. Treasury Notes 5.375%
   due 2/15/01, market value $3,840,205
   and $1,891,000 U.S. Treasury Notes
   4.65% due 9/30/01, market value
   $1,943,791 and $1,621,000
   U.S. Treasury Notes 6.125% due 12/31/01,
   market value $1,632,032) .......................    $7,233,000  $7,233,000
With J.P. Morgan Securities 4.70% 7/1/99
   (dated 6/30/99, collateralized by
   $2,089,000 U.S. Treasury Notes 6.375%
   due 8/15/02, market value $2,167,320
   and $1,891,000 U. S. Treasury Notes
   6.25% due 8/31/02, market value
   $1,949,750 and $1,308,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $1,308,464 and $1,891,000
   U.S. Treasury Notes 5.50% due 1/31/03,
   market value $1,910,223) .......................     7,188,000   7,188,000

                                                       Principal     Market
                                                         Amount       Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $1,785,000 U.S. Treasury Bills 7.125%
   due 2/29/00, market value $1,848,058
   and $1,891,000 U.S. Treasury Notes
   5.625% due 11/30/00, market value
   $1,899,481 and $3,783,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $3,783,983) ......................     $7,376,000 $ 7,376,000
                                                                  -----------
Total Repurchase Agreements
   (cost $21,797,000) ............................                $21,797,000
                                                                  -----------


TOTAL MARKET VALUE OF SECURITIES-104.79% (cost $163,804,381) ..  $230,447,092

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(4.79%) .......   (10,539,519)
                                                                 ------------
NET ASSETS APPLICABLE TO 9,202,887 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $23.90 PER SHARE-100.00% ........  $219,907,573
                                                                 ============

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares
   allocated to the Series ....................................  $142,779,608
Distributions in excess of net investment income ..............      (241,868)
Accumulated net realized gain on investments ..................    10,727,122
Net unrealized appreciation of investments ....................    66,642,711
                                                                 ------------
Total net assets ..............................................  $219,907,573
                                                                 ============

-------------------
* Non-income producing security for the period ending June 30, 1999. + Security is partially or fully on loan.

                             See accompanying notes

                                                                         Trend-2

Delaware Group Premium Fund, Inc.-
Trend Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)


INVESTMENT INCOME:
Interest ...........................................     $368,265
Dividends ..........................................      135,567
                                                      -----------
                                                          503,832
                                                      -----------

EXPENSES:
Management fees ....................................      672,599
Accounting and administration ......................       44,556
Professional fees ..................................        9,280
Reports and statements to shareholders .............        8,380
Taxes (other than taxes on income) .................        3,429
Registration fees ..................................        2,750
Dividend disbursing and transfer agent fees
   and expenses ....................................        2,370
Custodian fees .....................................        2,000
Directors' fees ....................................        1,732
Other ..............................................        6,057
                                                      -----------
                                                          753,153
Less expenses absorbed or waived ...................       (9,991)
Less expenses paid indirectly ......................        2,064
                                                      -----------
Total expenses .....................................      741,098
                                                      -----------

NET INVESTMENT LOSS ................................     (237,266)
                                                      -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ...................   12,079,481
Net change in unrealized appreciation /
   depreciation of investments .....................   25,421,620
                                                      -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ..................................   37,501,101
                                                      -----------

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ......................................  $37,263,835
                                                      ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Trend Series
Statements of Changes in Net Assets

                                                        Period          Year
                                                     Ended 6/30/99     Ended
                                                      (Unaudited)     12/31/98
                                                     -------------    --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income (loss) ...................   $   (237,266)   $    42,700
Net realized gain (loss) on investments ........     12,079,481     (1,048,182)
Net change in unrealized appreciation /
   depreciation of investments .................     25,421,620     23,501,658
                                                   ------------   ------------
Net increase in net assets resulting
   from operations .............................     37,263,835     22,496,176
                                                   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..........................        (17,149)      (135,410)
Net realized gain on investments ...............             --     (2,315,513)
                                                   ------------   ------------
                                                        (17,149)    (2,450,923)
                                                   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ......................     69,259,240    113,799,362
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments .........................         17,149      2,450,923
                                                   ------------   ------------
                                                     69,276,389    116,250,285

Cost of shares repurchased .....................    (54,866,712)   (86,320,418)
                                                   ------------   ------------
Increase in net assets derived from capital
   share transactions ..........................     14,409,677     29,929,867
                                                   ------------   ------------
NET INCREASE IN NET ASSETS .....................     51,656,363     49,975,120
                                                   ------------   ------------
NET ASSETS:
Beginning of period ............................    168,251,210    118,276,090
                                                   ------------   ------------
End of period ..................................   $219,907,573   $168,251,210
                                                   ============   ============

                             See accompanying notes


                                                                         Trend-3

Delaware Group Premium Fund, Inc.-Trend Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                           Six Months
                                                        Ended 6/30/99(1)                     Year Ended December 31,
                                                          (Unaudited)      1998         1997        1996         1995        1994
                                                       -----------------------------------------------------------------------------
Net asset value, beginning of period .....................    $19.760     $17.380      $14.560     $14.020      $10.160     $10.200

Income (loss) from investment operations:
Net investment income ....................................     (0.023)      0.006        0.019       0.050        0.098       0.079
Net realized and unrealized gain (loss) on investments ...      4.165       2.736        3.031       1.380        3.852      (0.119)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations .........................      4.142       2.742        3.050       1.430        3.950      (0.040)
                                                              -------     -------      -------     -------      -------     -------
Less dividends and distributions:
Dividends from net investment income .....................     (0.002)     (0.020)      (0.050)     (0.090)      (0.090)       none
Distributions from net realized gain on investments ......       none      (0.342)      (0.180)     (0.800)        none        none
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ........................     (0.002)     (0.362)      (0.230)     (0.890)      (0.090)       none
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ...........................    $23.900     $19.760      $17.380     $14.560      $14.020     $10.160
                                                              =======     =======      =======     =======      =======     =======

Total return .............................................     20.97%      16.04%       21.37%      11.00%       39.21%      (0.39%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................   $219,907    $168,251     $118,276     $56,423      $20,510      $7,087
Ratio of expenses to average net assets ..................      0.83%       0.81%        0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly .......................................      0.84%       0.85%        0.88%       0.92%        0.96%       1.47%
Ratio of net investment income to average net assets .....     (0.27%)      0.03%        0.16%       0.56%        1.03%       1.63%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly .......................................     (0.28%)     (0.01%)       0.08%       0.44%        0.87%       0.96%
Portfolio turnover .......................................       104%        121%         125%        112%          76%         59%

-------------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


                                                                         Trend-4

Delaware Group Premium Fund, Inc.-Trend Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Trend Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Trend Series will make payments from net income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $2,064 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% of the first $500 million of average daily net assets of the series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.75% on the average daily net assets of the Series.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.



                                                                        Trend-5

Trend Series
Notes to Financial Statements (Continued)

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                            Dividend disbursing                   Other
   Investment                 transfer agent,                   expenses
   management                 accounting fees                    payable
 fee payable to             and other expenses                   to DMC
      DMC                     payable to DSC                and affiliates
 --------------             -------------------             --------------
    $125,342                      $ 7,414                       $16,743

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases ....................................     $98,899,222
   Sales ........................................     $87,552,860

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                         Aggregate           Aggregate
   Cost of              unrealized          unrealized        Net unrealized
 investments           appreciation        depreciation        appreciation
------------           ------------        ------------       --------------
$163,804,381           $67,695,609         ($1,052,898)         $66,642,711

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

    Year of
   expiration
     2006
  -----------
   $916,288

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                          Shares issued upon
                                                           reinvestment of
                                                        distributions from net
                                                          investment income
                                                         and net realized gain       Shares               Net
                                          Shares sold        on investments       repurchased          increase
                                          -----------   ----------------------    -----------         ---------
Period ended June 30, 1999 ............     3,334,682                895          (2,649,504)           686,073
Year ended December 31, 1998 ..........     6,458,076            147,114          (4,891,718)         1,713,472

5. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 1999 were as follows:

    Market value
    of securities                                     Market value
      on loan                                         of collateral
    -------------                                     -------------
     $33,649,483                                       $34,032,450

Net income from securities lending activities for the period ended June 30, 1999 was $44,504 and is included in interest income on the statement of operations.


                                                                         Trend-6

Delaware Group Premium Fund Inc.-Trend Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Trend Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                        Shares    Shares Voted
                                         Voted      Withheld
                                          For      Authority         Abstain
                                      ----------  ------------       -------
   Jeffrey J. Nick .................   8,228,270     207,630            -
   Walter P. Babich ................   8,227,819     208,081            -
   John H. Durham ..................   8,242,542     193,369            -
   Anthony D. Knerr ................   8,240,765     195,135            -
   Ann R. Leven ....................   8,215,497     220,403            -
   Thomas F. Madison ...............   8,241,934     193,966            -
   Charles E. Peck .................   8,227,353     208,547            -
   Wayne A. Stork ..................   8,239,149     196,751            -
   Jan L. Yeomans ..................   8,208,494     227,406            -

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,464,471      439,478        531,951

2. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,645,408      287,628        502,864

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,613,455      308,112        523,333

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,636,398      243,008        556,495

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,641,021      304,236        490,642

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3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,620,227      305,744        509,929

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,648,984      292,128        494,788

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,518,084      394,994        522,823

4. To approve a new investment management agreement with Delaware Management Company.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,631,543      331,007        473,350

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,914,842      108,714        412,343

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                      7,565,860      321,435        548,605

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